UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07705
Virtus Asset Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
Dec 31
Date of reporting period:
June 30, 2024

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Ceredex Large-Cap Value Equity Fund
Class A / SVIIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class A / SVIIX	$63	1.24%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$648,429
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Industrials	27%
Financials	16%
Health Care	11%
Information Technology	11%
Materials	11%
Energy	8%
Real Estate	7%
Other	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Ceredex Large-Cap Value Equity Fund
Class C / SVIFX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class C / SVIFX	$87	1.72%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$648,429
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Industrials	27%
Financials	16%
Health Care	11%
Information Technology	11%
Materials	11%
Energy	8%
Real Estate	7%
Other	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Ceredex Large-Cap Value Equity Fund
Class I / STVTX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class I / STVTX	$49	0.97%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$648,429
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Industrials	27%
Financials	16%
Health Care	11%
Information Technology	11%
Materials	11%
Energy	8%
Real Estate	7%
Other	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Ceredex Large-Cap Value Equity Fund
Class R6 / STVZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class R6 / STVZX	$37	0.72%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$648,429
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Industrials	27%
Financials	16%
Health Care	11%
Information Technology	11%
Materials	11%
Energy	8%
Real Estate	7%
Other	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Ceredex Mid-Cap Value Equity Fund
Class A / SAMVX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class A / SAMVX	$66	1.30%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$2,012,272
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	68%
Asset Allocation(1)
Industrials	23%
Financials	18%
Information Technology	15%
Real Estate	9%
Materials	8%
Utilities	7%
Health Care	6%
Other (includes short-term investment)	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Ceredex Mid-Cap Value Equity Fund
Class C / SMVFX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class C / SMVFX	$90	1.76%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$2,012,272
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	68%
Asset Allocation(1)
Industrials	23%
Financials	18%
Information Technology	15%
Real Estate	9%
Materials	8%
Utilities	7%
Health Care	6%
Other (includes short-term investment)	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Ceredex Mid-Cap Value Equity Fund
Class I / SMVTX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class I / SMVTX	$53	1.03%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$2,012,272
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	68%
Asset Allocation(1)
Industrials	23%
Financials	18%
Information Technology	15%
Real Estate	9%
Materials	8%
Utilities	7%
Health Care	6%
Other (includes short-term investment)	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Ceredex Mid-Cap Value Equity Fund
Class R6 / SMVZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class R6 / SMVZX	$40	0.79%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$2,012,272
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	68%
Asset Allocation(1)
Industrials	23%
Financials	18%
Information Technology	15%
Real Estate	9%
Materials	8%
Utilities	7%
Health Care	6%
Other (includes short-term investment)	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Ceredex Small-Cap Value Equity Fund
Class A / SASVX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class A / SASVX	$73	1.46%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$98,064
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Financials	24%
Industrials	22%
Information Technology	11%
Energy	10%
Real Estate	9%
Consumer Discretionary	7%
Materials	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Ceredex Small-Cap Value Equity Fund
Class C / STCEX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class C / STCEX	$91	1.81%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$98,064
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Financials	24%
Industrials	22%
Information Technology	11%
Energy	10%
Real Estate	9%
Consumer Discretionary	7%
Materials	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Ceredex Small-Cap Value Equity Fund
Class I / SCETX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class I / SCETX	$58	1.15%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$98,064
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Financials	24%
Industrials	22%
Information Technology	11%
Energy	10%
Real Estate	9%
Consumer Discretionary	7%
Materials	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Ceredex Small-Cap Value Equity Fund
Class R6 / VVERX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class R6 / VVERX	$44	0.88%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$98,064
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Financials	24%
Industrials	22%
Information Technology	11%
Energy	10%
Real Estate	9%
Consumer Discretionary	7%
Materials	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Core Bond Fund
Class A / STGIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class A / STGIX	$32	0.64%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$46,476
Total number of portfolio holdings	137
Portfolio turnover rate as of the end of the reporting period	72%
Asset Allocation(1)
Mortgage-Backed Securities		37%
Agency	37%
U.S. Government Securities		36%
Corporate Bonds and Notes		21%
Financials	9%
Industrials	3%
Consumer Staples	2%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		5%
Other	3%
Credit Card	2%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Core Bond Fund
Class I / STIGX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class I / STIGX	$25	0.50%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$46,476
Total number of portfolio holdings	137
Portfolio turnover rate as of the end of the reporting period	72%
Asset Allocation(1)
Mortgage-Backed Securities		37%
Agency	37%
U.S. Government Securities		36%
Corporate Bonds and Notes		21%
Financials	9%
Industrials	3%
Consumer Staples	2%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		5%
Other	3%
Credit Card	2%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Core Bond Fund
Class R6 / STGZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class R6 / STGZX	$18	0.36%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$46,476
Total number of portfolio holdings	137
Portfolio turnover rate as of the end of the reporting period	72%
Asset Allocation(1)
Mortgage-Backed Securities		37%
Agency	37%
U.S. Government Securities		36%
Corporate Bonds and Notes		21%
Financials	9%
Industrials	3%
Consumer Staples	2%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		5%
Other	3%
Credit Card	2%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Corporate Bond Fund
Class A / SAINX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Corporate Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Corporate Bond Fund Class A / SAINX	$47	0.95%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$21,015
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	28%
Energy	13%
Consumer Discretionary	12%
Industrials	11%
Consumer Staples	9%
Materials	8%
Health Care	7%
All other Corporate Bonds and Notes	8%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Corporate Bond Fund
Class C / STIFX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Corporate Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Corporate Bond Fund Class C / STIFX	$82	1.65%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$21,015
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	28%
Energy	13%
Consumer Discretionary	12%
Industrials	11%
Consumer Staples	9%
Materials	8%
Health Care	7%
All other Corporate Bonds and Notes	8%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Corporate Bond Fund
Class I / STICX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Corporate Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Corporate Bond Fund Class I / STICX	$35	0.70%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$21,015
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	28%
Energy	13%
Consumer Discretionary	12%
Industrials	11%
Consumer Staples	9%
Materials	8%
Health Care	7%
All other Corporate Bonds and Notes	8%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Corporate Bond Fund
Class R6 / VRSBX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Corporate Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Corporate Bond Fund Class R6 / VRSBX	$21	0.43%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$21,015
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	28%
Energy	13%
Consumer Discretionary	12%
Industrials	11%
Consumer Staples	9%
Materials	8%
Health Care	7%
All other Corporate Bonds and Notes	8%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Floating Rate High Income Fund
Class A / SFRAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class A / SFRAX	$49	0.96%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,451,758
Total number of portfolio holdings	313
Portfolio turnover rate as of the end of the reporting period	59%
Asset Allocation(1)
Leveraged Loans		92%
Financials	11%
Information Technology	10%
Aerospace	8%
Media / Telecom - Telecommunications	7%
Service	7%
Gaming / Leisure	6%
Health Care	6%
All other Leveraged Loans	37%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Security		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Floating Rate High Income Fund
Class C / SFRCX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class C / SFRCX	$78	1.54%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,451,758
Total number of portfolio holdings	313
Portfolio turnover rate as of the end of the reporting period	59%
Asset Allocation(1)
Leveraged Loans		92%
Financials	11%
Information Technology	10%
Aerospace	8%
Media / Telecom - Telecommunications	7%
Service	7%
Gaming / Leisure	6%
Health Care	6%
All other Leveraged Loans	37%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Security		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Floating Rate High Income Fund
Class I / SAMBX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class I / SAMBX	$32	0.64%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,451,758
Total number of portfolio holdings	313
Portfolio turnover rate as of the end of the reporting period	59%
Asset Allocation(1)
Leveraged Loans		92%
Financials	11%
Information Technology	10%
Aerospace	8%
Media / Telecom - Telecommunications	7%
Service	7%
Gaming / Leisure	6%
Health Care	6%
All other Leveraged Loans	37%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Security		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Floating Rate High Income Fund
Class R6 / SFRZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class R6 / SFRZX	$27	0.54%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,451,758
Total number of portfolio holdings	313
Portfolio turnover rate as of the end of the reporting period	59%
Asset Allocation(1)
Leveraged Loans		92%
Financials	11%
Information Technology	10%
Aerospace	8%
Media / Telecom - Telecommunications	7%
Service	7%
Gaming / Leisure	6%
Health Care	6%
All other Leveraged Loans	37%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Security		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix High Grade Municipal Bond Fund
Class A / SFLTX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class A / SFLTX	$36	0.73%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$29,497
Total number of portfolio holdings	47
Portfolio turnover rate as of the end of the reporting period	20%
Asset Allocation(1)
Municipal Bonds	99%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix High Grade Municipal Bond Fund
Class I / SCFTX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class I / SCFTX	$29	0.58%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$29,497
Total number of portfolio holdings	47
Portfolio turnover rate as of the end of the reporting period	20%
Asset Allocation(1)
Municipal Bonds	99%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix High Yield Fund
Class A / HYPSX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class A / HYPSX	$41	0.82%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$392,692
Total number of portfolio holdings	238
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Corporate Bonds and Notes		89%
Financials	21%
Consumer Discretionary	17%
Energy	13%
Industrials	12%
Communication Services	8%
Materials	5%
Health Care	4%
All other Corporate Bonds and Notes	9%
Securities Lending Collateral		5%
Leveraged Loans		4%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix High Yield Fund
Class I / SAMHX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class I / SAMHX	$32	0.64%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$392,692
Total number of portfolio holdings	238
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Corporate Bonds and Notes		89%
Financials	21%
Consumer Discretionary	17%
Energy	13%
Industrials	12%
Communication Services	8%
Materials	5%
Health Care	4%
All other Corporate Bonds and Notes	9%
Securities Lending Collateral		5%
Leveraged Loans		4%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix High Yield Fund
Class R6 / HYIZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class R6 / HYIZX	$27	0.53%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$392,692
Total number of portfolio holdings	238
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Corporate Bonds and Notes		89%
Financials	21%
Consumer Discretionary	17%
Energy	13%
Industrials	12%
Communication Services	8%
Materials	5%
Health Care	4%
All other Corporate Bonds and Notes	9%
Securities Lending Collateral		5%
Leveraged Loans		4%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class A / SISIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class A / SISIX	$33	0.67%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$129,690
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class I / STTBX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class I / STTBX	$26	0.52%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$129,690
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Total Return Bond Fund
Class A / CBPSX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class A / CBPSX	$35	0.70%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$150,809
Total number of portfolio holdings	144
Portfolio turnover rate as of the end of the reporting period	77%
Asset Allocation(1)
U.S. Government Securities		39%
Mortgage-Backed Securities		36%
Agency	36%
Corporate Bonds and Notes		20%
Financials	8%
Consumer Staples	2%
Energy	2%
Health Care	2%
Industrials	2%
Consumer Discretionary	2%
All other Corporate Bonds and Notes	2%
Asset-Backed Securities		5%
Other	3%
Credit Card	2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Total Return Bond Fund
Class I / SAMFX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class I / SAMFX	$23	0.46%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$150,809
Total number of portfolio holdings	144
Portfolio turnover rate as of the end of the reporting period	77%
Asset Allocation(1)
U.S. Government Securities		39%
Mortgage-Backed Securities		36%
Agency	36%
Corporate Bonds and Notes		20%
Financials	8%
Consumer Staples	2%
Energy	2%
Health Care	2%
Industrials	2%
Consumer Discretionary	2%
All other Corporate Bonds and Notes	2%
Asset-Backed Securities		5%
Other	3%
Credit Card	2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Total Return Bond Fund
Class R6 / SAMZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class R6 / SAMZX	$15	0.31%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$150,809
Total number of portfolio holdings	144
Portfolio turnover rate as of the end of the reporting period	77%
Asset Allocation(1)
U.S. Government Securities		39%
Mortgage-Backed Securities		36%
Agency	36%
Corporate Bonds and Notes		20%
Financials	8%
Consumer Staples	2%
Energy	2%
Health Care	2%
Industrials	2%
Consumer Discretionary	2%
All other Corporate Bonds and Notes	2%
Asset-Backed Securities		5%
Other	3%
Credit Card	2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class A / SSAGX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class A / SSAGX	$33	0.65%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$259,096
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Mortgage-Backed Securities		96%
Agency	96%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective February 23, 2024, a new expense limitation of 0.65% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class I / SIGVX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class I / SIGVX	$20	0.40%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$259,096
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Mortgage-Backed Securities		96%
Agency	96%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective February 23, 2024, a new expense limitation of 0.40% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class R6 / SIGZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class R6 / SIGZX	$13	0.26%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$259,096
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Mortgage-Backed Securities		96%
Agency	96%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus SGA International Growth Fund
Class A / SCIIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class A / SCIIX	$63	1.30%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$534,647
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	148%
Asset Allocation(1)
Health Care	22%
Consumer Staples	19%
Financials	16%
Information Technology	14%
Industrials	10%
Consumer Discretionary	9%
Materials	6%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective March 8, 2024, a new expense limitation of 1.30% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus SGA International Growth Fund
Class C / VSGEX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class C / VSGEX	$62	2.04%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$534,647
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	148%
Asset Allocation(1)
Health Care	22%
Consumer Staples	19%
Financials	16%
Information Technology	14%
Industrials	10%
Consumer Discretionary	9%
Materials	6%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
The inception date for Class C shares is March 8, 2024. The expense limitation is 2.05%.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus SGA International Growth Fund
Class I / STITX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class I / STITX	$51	1.05%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$534,647
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	148%
Asset Allocation(1)
Health Care	22%
Consumer Staples	19%
Financials	16%
Information Technology	14%
Industrials	10%
Consumer Discretionary	9%
Materials	6%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective March 8, 2024, a new expense limitation of 1.05% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus SGA International Growth Fund
Class R6 / SCIZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class R6 / SCIZX	$46	0.95%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$534,647
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	148%
Asset Allocation(1)
Health Care	22%
Consumer Staples	19%
Financials	16%
Information Technology	14%
Industrials	10%
Consumer Discretionary	9%
Materials	6%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Silvant Large-Cap Growth Stock Fund
Class A / STCIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class A / STCIX	$57	1.03%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$198,214
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	3%
Asset Allocation(1)
Information Technology	46%
Consumer Discretionary	15%
Communication Services	12%
Health Care	11%
Financials	7%
Industrials	5%
Consumer Staples	3%
Other	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 1.03% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Silvant Large-Cap Growth Stock Fund
Class I / STCAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class I / STCAX	$43	0.77%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$198,214
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	3%
Asset Allocation(1)
Information Technology	46%
Consumer Discretionary	15%
Communication Services	12%
Health Care	11%
Financials	7%
Industrials	5%
Consumer Staples	3%
Other	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.77% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Silvant Large-Cap Growth Stock Fund
Class R6 / STCZX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class R6 / STCZX	$40	0.72%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$198,214
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	3%
Asset Allocation(1)
Information Technology	46%
Consumer Discretionary	15%
Communication Services	12%
Health Care	11%
Financials	7%
Industrials	5%
Consumer Staples	3%
Other	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.72% went into effect for Class R6 shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Zevenbergen Innovative Growth Stock Fund
Class A / SAGAX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class A / SAGAX	$67	1.25%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$550,552
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Information Technology	37%
Consumer Discretionary	26%
Communication Services	14%
Industrials	9%
Health Care	7%
Consumer Staples	3%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Zevenbergen Innovative Growth Stock Fund
Class I / SCATX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class I / SCATX	$53	1.00%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$550,552
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Information Technology	37%
Consumer Discretionary	26%
Communication Services	14%
Industrials	9%
Health Care	7%
Consumer Staples	3%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Zevenbergen Innovative Growth Stock Fund
Class R6 / VZGRX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class R6 / VZGRX	$48	0.90%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$550,552
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Information Technology	37%
Consumer Discretionary	26%
Communication Services	14%
Industrials	9%
Health Care	7%
Consumer Staples	3%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Item 1. Reports to Stockholders.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Refer to Item 7a.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMIANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ASSET TRUST

June 30, 2024
Virtus Seix Core Bond Fund
Virtus Seix Corporate Bond Fund
Virtus Seix Floating Rate High Income Fund
Virtus Seix High Grade Municipal Bond Fund
Virtus Seix High Yield Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Virtus Seix Total Return Bond Fund
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Assured Guaranty Municipal Corp.
Assured Guaranty Municipal Corp. operates as an insurance firm. The Company provides municipal bond insurance and financial guarantees for infrastructure and structured financings, as well as institutional asset management services.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Constant Maturity Treasury (“CMT”)
The one-year CMT is the interpolated one-year yield of the most recently auctioned 4-, 13-, and 26-week U.S. Treasury bills (T-bills); the most recently auctioned 2-, 3-, 5-, and 10-year U.S. Treasury notes (T-notes); the most recently auctioned U.S. Treasury 30-year bond (T-bond); and the off-the-run Treasuries in the 20-year maturity range.
Credit Default Swap (“CDS”)
A CDS is a financial derivative contract that shifts the credit risk of a fixed income product to a counterparty in exchange for a premium. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, may expect to receive a payoff if the asset defaults.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world. The one-, three-, and six-month LIBOR reference rates are published by ICE Benchmark Administration under a synthetic methodology.
Moral Obligation Bond
A tax-exempt bond issued by a municipality or a state financial intermediary that is backed by the moral, but not legal, obligation of a state government to appropriate funds in case of default.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Permanent School Fund Guarantee Program (“PSF-GTD”)
The Permanent School Fund Guarantee Program guarantees bonds issued by a school district or charter school. The PSF-GTD has received “AAA” ratings from the major bond rating services and replaces the need for private bond insurance.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Real Estate Mortgage Investment Conduit
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2024
School Bond Guaranty (“SCH BD GTY”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—35.7%
U.S. Treasury Bond 4.250%, 2/15/54	$ 4,716	$ 4,491
U.S. Treasury Notes
4.625%, 10/15/26	1,518	1,517
4.250%, 3/15/27	4,683	4,645
3.750%, 12/31/28	1,711	1,667
4.000%, 2/15/34	2,442	2,370
4.375%, 5/15/34	1,892	1,893
Total U.S. Government Securities (Identified Cost $16,509)		16,583

Mortgage-Backed Securities—36.8%
Agency—36.6%
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	236	223
Pool #G60019 4.500%, 3/1/44	111	107
Pool #Q42921 3.500%, 9/1/46	329	300
Pool #Q53881 4.500%, 1/1/48	181	174
Pool #QA3079 3.500%, 10/1/49	175	157
Pool #QA4766 3.500%, 11/1/49	293	265
Pool #QE1443 4.000%, 5/1/52	196	181
Pool #QE1985 4.500%, 5/1/52	245	232
Pool #QE2366 5.000%, 5/1/52	82	79
Pool #QE4826 4.500%, 7/1/52	322	304
Pool #QE9908 5.500%, 9/1/52	176	174
Pool #QF4847 5.500%, 12/1/52	269	266
Pool #QF8190 6.000%, 2/1/53	236	240
Pool #QF8551 5.500%, 3/1/53	121	120
Pool #QF8817 6.000%, 3/1/53	189	190
Pool #RA2579 3.000%, 5/1/50	1,118	954
Pool #RA2622 3.000%, 5/1/50	85	73
Pool #RA8285 4.500%, 10/1/47	486	461
Pool #RJ0194 6.000%, 11/1/53	301	303
Pool #SC0203 2.500%, 12/1/41	280	243
Pool #SD0164 3.500%, 12/1/49	275	246
Pool #SD1618 5.000%, 9/1/52	418	405
Pool #SD2317 6.000%, 1/1/53	936	941
	Par Value	Value

Agency—continued
Pool #SD5272 6.000%, 5/1/54	$ 613	$ 622
Pool #SI2061 3.500%, 9/1/50	74	65
Pool #ZM5226 3.500%, 12/1/47	174	156
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	198	186
Pool #AB3878 4.000%, 11/1/41	213	200
Pool #AB5924 3.000%, 8/1/42	341	299
Pool #BN4542 4.500%, 2/1/49	68	65
Pool #BO1277 3.000%, 7/1/49	194	166
Pool #BT7914 5.000%, 10/1/52	463	450
Pool #BV3044 3.000%, 2/1/52	302	263
Pool #BW0044 5.000%, 7/1/52	255	250
Pool #BW3311 4.500%, 7/1/52	454	431
Pool #BY8494 5.500%, 8/1/53	330	329
Pool #CA4166 3.500%, 9/1/49	286	254
Pool #CA5122 3.000%, 2/1/50	173	149
Pool #CB0998 3.000%, 7/1/51	332	283
Pool #CB3110 2.500%, 3/1/47	397	326
Pool #CB3630 4.000%, 5/1/52	196	180
Pool #CB3875 3.500%, 6/1/47	448	402
Pool #CB4451 4.000%, 8/1/42	144	134
Pool #FM7290 3.000%, 5/1/51	356	308
Pool #FM8210 3.000%, 4/1/50	181	157
Pool #FS1443 3.500%, 4/1/52	286	255
Pool #FS2249 5.000%, 6/1/52	255	248
Pool #FS2692 5.000%, 8/1/52	484	472
Pool #FS3262 4.000%, 10/1/46	533	503
Pool #FS3386 3.500%, 5/1/38	388	362
Pool #FS3687 5.000%, 11/1/52	436	425
Government National Mortgage Association
Pool #787186 6.000%, 10/20/53	485	490
Pool #787394 5.500%, 5/20/54	529	530
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #CO1904 5.000%, 8/15/52	$ 276	$ 279
Pool #CR3025 5.500%, 12/20/52	253	254
Pool #CR9210 5.500%, 1/20/53	191	189
Pool #CS2411 6.000%, 3/20/53	25	25
Pool #CS5391 6.000%, 1/20/53	215	217
Pool #CS5448 6.000%, 1/20/53	319	322
Pool #CS7736 6.000%, 4/20/53	127	129
		17,013

Non-Agency—0.2%
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(1)	100	95
Total Mortgage-Backed Securities (Identified Cost $17,721)		17,108

Asset-Backed Securities—5.3%
Automobiles—0.3%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	140	139
Credit Card—2.1%
American Express Credit Account Master Trust
2023-3, A 5.230%, 9/15/28	285	286
2024-2, A 5.240%, 4/15/31	205	209
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month Term SOFR + 0.812%, Cap N/A, Floor 0.550%) 6.140%, 5/15/28(2)	245	245
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	255	254
		994

Other—2.9%
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	171	162
2020-1, B1 144A 2.280%, 7/15/60(1)	243	227
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	263	253
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	100	93
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(1)	50	50
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	240	213
	Par Value	Value

Other—continued
Verizon Master Trust 2023-7, A1A 5.670%, 11/20/29	$ 320	$ 324
		1,322

Total Asset-Backed Securities (Identified Cost $2,509)		2,455

Corporate Bonds and Notes—20.9%
Communication Services—0.3%
AT&T, Inc. 3.550%, 9/15/55	184	124
Consumer Discretionary—1.3%
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	182	150
General Motors Financial Co., Inc. 5.750%, 2/8/31	83	83
Hyatt Hotels Corp. 1.800%, 10/1/24	203	201
Hyundai Capital America 144A 5.700%, 6/26/30(1)	166	168
		602

Consumer Staples—1.9%
Kimberly-Clark Corp. 4.500%, 2/16/33	167	162
PepsiCo, Inc. 4.650%, 2/15/53	380	344
Philip Morris International, Inc.
4.875%, 2/13/29	88	87
5.375%, 2/15/33	320	318
		911

Energy—2.0%
Boardwalk Pipelines LP
4.450%, 7/15/27	82	80
3.400%, 2/15/31	85	74
BP Capital Markets America, Inc. 4.812%, 2/13/33	276	268
Enterprise Products Operating LLC 4.200%, 1/31/50	136	109
Pioneer Natural Resources Co. 1.900%, 8/15/30	250	209
Targa Resources Corp. 4.200%, 2/1/33	124	111
Williams Cos., Inc. (The) 3.500%, 10/15/51	131	91
		942

Financials—9.2%
AerCap Ireland Capital DAC 3.000%, 10/29/28	150	136
American Express Co. 6.338%, 10/30/26	134	135
Bank of America Corp.
2.087%, 6/14/29	152	135
2.572%, 10/20/32	204	169

See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	$ 315	$ 311
BPCE S.A. 144A 5.748%, 7/19/33(1)	250	247
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	110	111
Enact Holdings, Inc. 6.250%, 5/28/29	77	77
Essent Group Ltd. 6.250%, 7/1/29	87	87
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	421	387
JPMorgan Chase & Co.
1.578%, 4/22/27	49	46
5.350%, 6/1/34	177	176
KeyBank N.A. 4.390%, 12/14/27	250	237
Morgan Stanley
1.593%, 5/4/27	355	331
(SOFR + 0.509%) 5.869%, 1/22/25(2)	472	472
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	250	234
PNC Financial Services Group, Inc. (The)
6.615%, 10/20/27	172	176
5.492%, 5/14/30	98	99
Radian Group, Inc. 6.200%, 5/15/29	85	86
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	124	122
U.S. Bancorp
5.384%, 1/23/30	88	88
5.678%, 1/23/35	106	106
Wells Fargo & Co.
3.526%, 3/24/28	250	239
3.350%, 3/2/33	95	82
		4,289

Health Care—1.6%
AbbVie, Inc. 4.250%, 11/21/49	233	194
Amgen, Inc.
5.250%, 3/2/33	179	179
5.650%, 3/2/53	102	100
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	288	278
		751

Industrials—2.6%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	208	208
BAE Systems plc 144A 5.300%, 3/26/34(1)	200	198
John Deere Capital Corp. 5.150%, 3/3/25	129	129
Owens Corning 5.950%, 6/15/54	121	122
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	244	245
	Par Value	Value

Industrials—continued
United Parcel Service, Inc. 5.050%, 3/3/53	$ 228	$ 213
Veralto Corp. 144A 5.450%, 9/18/33(1)	109	109
		1,224

Materials—1.2%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	201	198
Newmont Corp.
2.250%, 10/1/30	195	166
6.250%, 10/1/39	174	184
		548

Real Estate—0.3%
Tanger Properties LP 2.750%, 9/1/31	154	125
Utilities—0.5%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	139	92
Southern Co. (The) Series A 3.700%, 4/30/30	147	135
		227

Total Corporate Bonds and Notes (Identified Cost $10,240)		9,743

Total Long-Term Investments—98.7% (Identified Cost $46,979)		45,889

	Shares
Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 5.174%)(3)	298,901	299
Total Short-Term Investment (Identified Cost $299)		299

TOTAL INVESTMENTS—99.4% (Identified Cost $47,278)		$46,188
Other assets and liabilities, net—0.6%		288
NET ASSETS—100.0%		$46,476

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $2,219 or 4.8% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$16,583	$—	$16,583
Mortgage-Backed Securities	17,108	—	17,108
Asset-Backed Securities	2,455	—	2,455
Corporate Bonds and Notes	9,743	—	9,743
Money Market Mutual Fund	299	299	—
Total Investments	$46,188	$299	$45,889
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.8%
U.S. Treasury Bond 4.250%, 2/15/54	$536	$ 510
U.S. Treasury Note 3.750%, 12/31/28	306	298
Total U.S. Government Securities (Identified Cost $817)		808

Corporate Bonds and Notes—93.9%
Communication Services—1.5%
AT&T, Inc. 3.550%, 9/15/55	479	323
Consumer Discretionary—11.4%
BMW U.S. Capital LLC 144A 1.950%, 8/12/31(1)	654	531
Daimler Truck Finance North America LLC
144A 1.625%, 12/13/24(1)	350	344
144A 2.500%, 12/14/31(1)	165	136
General Motors Financial Co., Inc. 5.750%, 2/8/31	266	267
Hyatt Hotels Corp. 1.800%, 10/1/24	618	611
Hyundai Capital America 144A 2.000%, 6/15/28(1)	565	499
		2,388

Consumer Staples—9.1%
Hershey Co. (The) 2.650%, 6/1/50	188	117
Kimberly-Clark Corp. 4.500%, 2/16/33	543	527
Mars, Inc. 144A 2.450%, 7/16/50(1)	480	281
PepsiCo, Inc. 4.650%, 2/15/53	526	476
Philip Morris International, Inc. 5.375%, 2/15/33	524	520
		1,921

Energy—12.9%
Boardwalk Pipelines LP
4.450%, 7/15/27	333	324
3.400%, 2/15/31	209	183
BP Capital Markets America, Inc. 4.812%, 2/13/33	561	544
Enterprise Products Operating LLC 4.200%, 1/31/50	586	470
Pioneer Natural Resources Co. 1.900%, 8/15/30	510	427
Targa Resources Corp. 4.200%, 2/1/33	408	367
Williams Cos., Inc. (The) 3.500%, 10/15/51	585	404
		2,719

Financials—28.1%
AerCap Ireland Capital DAC 3.000%, 10/29/28	303	275
	Par Value	Value

Financials—continued
American Express Co. 6.338%, 10/30/26	$253	$ 255
Bank of America Corp. 2.572%, 10/20/32	640	530
BPCE S.A. 144A 5.748%, 7/19/33(1)	453	448
Enact Holdings, Inc. 6.250%, 5/28/29	139	139
Essent Group Ltd. 6.250%, 7/1/29	165	165
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	589	541
JPMorgan Chase & Co.
1.578%, 4/22/27	392	366
5.350%, 6/1/34	192	191
Macquarie Airfinance Holdings Ltd. 144A 6.400%, 3/26/29(1)	349	355
Morgan Stanley
1.593%, 5/4/27	198	185
3.591%, 7/22/28(2)	222	211
NatWest Group plc 1.642%, 6/14/27	535	495
PNC Financial Services Group, Inc. (The) 5.492%, 5/14/30	183	184
Radian Group, Inc. 6.200%, 5/15/29	195	197
U.S. Bancorp
5.384%, 1/23/30	234	235
5.678%, 1/23/35	272	273
UBS Group AG 144A 4.751%, 5/12/28(1)	352	345
Wells Fargo & Co.
3.526%, 3/24/28	475	453
3.350%, 3/2/33	64	56
		5,899

Health Care—6.9%
AbbVie, Inc. 4.250%, 11/21/49	563	469
Amgen, Inc.
5.250%, 3/2/33	292	291
5.650%, 3/2/53	232	229
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	487	470
		1,459

Industrials—10.7%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	454	454
BAE Systems plc 144A 5.300%, 3/26/34(1)	282	279
Owens Corning 5.950%, 6/15/54	210	212
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	271	272
2020-1, B 4.875%, 7/15/27	311	306
United Parcel Service, Inc. 5.050%, 3/3/53	496	463
See Notes to Financial Statements

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
Veralto Corp. 144A 5.450%, 9/18/33(1)	$258	$ 258
		2,244

Information Technology—0.8%
Dell International LLC 3.450%, 12/15/51	243	165
Materials—7.7%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	535	526
Freeport-McMoRan, Inc. 4.550%, 11/14/24	610	607
Newmont Corp. 6.250%, 10/1/39	460	486
		1,619

Real Estate—2.6%
Tanger Properties LP 2.750%, 9/1/31	657	535
Utilities—2.2%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	685	451
Total Corporate Bonds and Notes (Identified Cost $20,339)		19,723

Total Long-Term Investments—97.7% (Identified Cost $21,156)		20,531

Short-Term Investment—1.2%
Commercial Paper—1.2%
Autonation, Inc. 5.803%, 7/1/24(3)	250	250
Total Short-Term Investment (Identified Cost $250)		250

TOTAL INVESTMENTS—98.9% (Identified Cost $21,406)		$20,781
Other assets and liabilities, net—1.1%		234
NET ASSETS—100.0%		$21,015
Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $3,930 or 18.7% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Rate reflects yield at the time of purchase.

Country Weightings†
United States	84%
United Kingdom	6
Bermuda	3
Singapore	2
France	2
Switzerland	2
Ireland	1
Total	100%
† % of total investments as of June 30, 2024.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$808	$808
Corporate Bonds and Notes	19,723	19,723
Commercial Paper	250	250
Total Investments	$20,781	$20,781
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Asset-Backed Security—0.3%
Collateralized Loan Obligation—0.3%
Mountain View CLO XVI Ltd. 2022-1A, ER (3 month Term SOFR + 7.330%, Cap N/A, Floor 7.330%) 144A 12.659%, 4/15/34(1)(2)	$ 5,000	$ 5,051
Total Asset-Backed Security (Identified Cost $4,940)		5,051

Convertible Bonds and Notes—0.3%
Communication Services—0.3%
Cable One, Inc. 0.000%, 3/15/26(3)	1,600	1,400
Liberty Interactive LLC 4.000%, 11/15/29	8,000	2,720
		4,120

Total Convertible Bonds and Notes (Identified Cost $8,260)		4,120

Corporate Bonds and Notes—4.2%
Communication Services—0.7%
Cable One, Inc. 144A 4.000%, 11/15/30(1)	4,200	3,135
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	5,000	4,330
144A 4.250%, 2/1/31(1)	2,000	1,633
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,200
		10,298

Consumer Discretionary—1.2%
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	3,500	3,074
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	3,500	2,916
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	6,027	5,894
QVC, Inc. 4.750%, 2/15/27	3,000	2,532
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	3,000	2,945
		17,361

Financials—0.4%
Domtar Corp. 144A 6.750%, 10/1/28(1)	2,000	1,784
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	2,610	2,470
Summit Midstream Holdings LLC 144A 10.000%, 10/15/26(1)(2)	990	1,018
		5,272

Health Care—0.6%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	4,500	4,066
	Par Value	Value

Health Care—continued
Encompass Health Corp. 4.500%, 2/1/28	$ 3,000	$ 2,854
Tenet Healthcare Corp. 4.375%, 1/15/30	2,090	1,938
		8,858

Industrials—0.1%
Griffon Corp. 5.750%, 3/1/28	2,000	1,929
Information Technology—0.8%
Crowdstrike Holdings, Inc. 3.000%, 2/15/29	2,750	2,480
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	5,000	4,590
Virtusa Corp. 144A 7.125%, 12/15/28(1)	4,700	4,325
		11,395

Materials—0.4%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	3,615	3,415
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	2,500	2,484
		5,899

Total Corporate Bonds and Notes (Identified Cost $64,542)		61,012

Leveraged Loans—93.0%
Aerospace—7.9%
AECOM Tranche B (1 month Term SOFR + 1.875%) 7.219%, 4/17/31(2)	3,270	3,287
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.344%, 2/15/29(2)	10,584	10,619
American Airlines, Inc. (3 month Term SOFR + 5.012%) 10.336%, 4/20/28(2)	18,494	19,081
Barnes Group, Inc. 2024 (1 month Term SOFR + 2.500%) 7.844%, 9/3/30(2)	7,175	7,184
Brown Group Holding LLC
(1 month Term SOFR + 2.850%) 8.194%, 6/7/28(2)	1,054	1,053
Tranche B-2 (1 month Term SOFR + 3.000%) 8.344%, 7/2/29(2)	946	945
Cobham Ultra Seniorco S.a.r.l. (3 month Term SOFR + 4.178%) 9.262%, 8/6/29(2)	9,191	8,897
Delos Aircraft DAC (3 month Term SOFR + 1.750%) 7.052%, 10/31/27(2)	5,511	5,539
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.844%, 8/24/28(2)	6,618	6,638
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.844%, 8/24/28(2)	2,552	2,560
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Aerospace—continued
LSF11 Trinity Bidco, Inc. 2024, Tranche B (1 month Term SOFR + 3.500%) 8.839%, 6/14/30(2)	$ 5,416	$ 5,436
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.744%, 6/21/27(2)	11,200	11,418
Peraton Corp.
Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.194%, 2/1/28(2)	13,139	13,133
Tranche B-1, Second Lien (1 month Term SOFR + 7.850%) 13.177%, 2/1/29(2)	2,451	2,457
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.250%) 9.580%, 1/15/27(2)	4,174	4,196
TransDigm, Inc.
Tranche J (3 month Term SOFR + 2.500%) 7.843%, 2/28/31(2)	1,895	1,899
Tranche K (3 month Term SOFR + 2.750%) 8.085%, 3/22/30(2)	4,852	4,860
Vertex Aerospace Services Corp. 2023 (1 month Term SOFR + 2.750%) 8.094%, 12/6/30(2)	5,093	5,097
		114,299

Chemicals—5.4%
ARC Falcon I, Inc.
(1 month Term SOFR + 3.600%) 8.944%, 9/30/28(2)	5,641	5,617
(1 month Term SOFR + 7.100%) 12.444%, 9/30/29(2)	7,184	6,492
Chemours Co. (The) Tranche B-3 (1 month Term SOFR + 3.500%) 8.844%, 8/18/28(2)	3,085	3,070
Consolidated Energy Finance S.A. 2024 (1 month Term SOFR + 4.500%) 9.844%, 11/15/30(2)	8,060	7,830
Geon Performance Solutions LLC 2024 (3 month Term SOFR + 4.512%) 9.846%, 8/18/28(2)	2,834	2,839
Hexion Holdings Corp.
First Lien (3 month Term SOFR + 4.650%) 9.977%, 3/15/29(2)	6,059	6,027
Second Lien (1 month Term SOFR + 7.538%) 12.881%, 3/15/30(2)	5,530	5,038
Ineos Enterprises Holdings U.S. Finco LLC Tranche B (3 month Term SOFR + 3.850%) 9.197%, 7/8/30(2)	3,975	3,977
Ineos Finance plc
2031 (1 month Term SOFR + 3.750%) 9.094%, 2/7/31(2)	4,005	4,011
Tranche B (1 month Term SOFR + 3.250%) 8.597%, 2/18/30(2)	8,077	8,023
Ineos U.S. Petrochem LLC Tranche B (1 month Term SOFR + 4.350%) 9.694%, 4/2/29(2)	3,746	3,732
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.958%, 10/15/28(2)	2,952	2,945
	Par Value	Value

Chemicals—continued
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.900%) 11.246%, 12/1/26(2)	$ 4,814	$ 4,471
Neptune Husky U.S. Bidco LLC (1 month Term SOFR + 7.100%) 12.444%, 1/3/29(2)	5,082	81
Trinseo Materials Operating SCA 2021 (3 month Term SOFR + 2.762%) 8.109%, 5/3/28(2)	6,007	4,765
Tronox Finance LLC (1 month Term SOFR + 2.750%) 8.094%, 4/4/29(2)	4,415	4,420
Vantage Specialty Chemicals, Inc. 2023, First Lien (3 month Term SOFR + 4.750%) 10.077%, 10/26/26(2)	3,307	3,261
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 4.000%) 9.339%, 8/1/30(2)	1,660	1,669
		78,268

Consumer Durables—0.5%
EMRLD Borrower LP Tranche B (1 month Term SOFR + 2.750%) 2.750%, 5/31/30(2)	2,045	2,042
Lakeshore Learning Materials (1 month Term SOFR + 3.614%) 8.958%, 9/29/28(2)	4,474	4,458
		6,500

Consumer Non-Durables—0.8%
ABG Intermediate Holdings 2 LLC 2024 (1 month Term SOFR + 2.750%) 8.094%, 12/21/28(2)	3,963	3,963
American Greetings Corp. Tranche C (1 month Term SOFR + 5.750%) 11.094%, 10/23/29(2)	3,430	3,445
Ascena Retail Group, Inc. Tranche B (6 month LIBOR + 4.500%) 4.510%, 3/15/24(4)(5)(6)	2,496	5
Recess Holdings, Inc. (1 month Term SOFR + 4.500%) 9.844%, 2/21/30(2)	3,515	3,534
		10,947

Energy—4.9%
AL NGPL Holdings LLC (3 month Term SOFR + 3.250%) 8.556%, 4/13/28(2)	9,999	10,027
BCP Renaissance Parent LLC Tranche B-5 (3 month Term SOFR + 3.250%) 8.597%, 10/31/28(2)	4,482	4,490
Brazos Delaware II LLC Tranche B (1 month Term SOFR + 3.500%) 8.844%, 2/11/30(2)	6,211	6,231
Buckeye Partners LP Tranche B-2 (1 month Term SOFR + 2.000%) 7.344%, 11/22/30(2)	3,427	3,425
ChampionX Corp. Tranche B-2 (1 month Term SOFR + 2.850%) 8.194%, 6/7/29(2)	5,979	5,996

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
GIP III Stetson I LP (1 month Term SOFR + 3.600%) 8.944%, 10/31/28(2)	$ 3,833	$ 3,851
Invenergy Thermal Operating I LLC
Tranche B (1 month Term SOFR + 4.364%) 9.674%, 8/3/29(2)	3,927	3,956
Tranche C (1 month Term SOFR + 4.364%) 9.674%, 8/3/29(2)	345	347
M6 ETX Holdings II Midco LLC (1 month Term SOFR + 4.600%) 9.944%, 9/19/29(2)	4,317	4,330
New Fortress Energy, Inc. (3 month Term SOFR + 5.000%) 10.329%, 10/30/28(2)	11,094	10,777
NGL Energy Operating LLC (1 month Term SOFR + 4.500%) 9.844%, 2/3/31(2)	2,728	2,735
Par Petroleum LLC Tranche B (3 month Term SOFR + 3.750%) 9.052%, 2/28/30(2)	8,833	8,854
Prairie ECI Acquiror LP Tranche B-2 (1 month Term SOFR + 4.750%) 10.094%, 2/22/29(2)	3,225	3,223
WhiteWater Whistler Holdings LLC Tranche B-2 (3 month Term SOFR + 2.250%) 7.597%, 2/15/30(2)	3,320	3,318
		71,560

Financials—11.3%
Aretec Group, Inc. Tranche B-2 (1 month Term SOFR + 4.000%) 9.344%, 8/9/30(2)	7,879	7,904
Asurion LLC
Tranche B-10 (1 month Term SOFR + 4.100%) 9.444%, 8/19/28(2)	1,564	1,545
Tranche B-11 (1 month Term SOFR + 4.350%) 9.694%, 8/21/28(2)	16,361	16,220
Tranche B-4 (1 month Term SOFR + 5.364%) 10.708%, 1/20/29(2)	10,796	9,929
Baldwin Risk Partners LLC (1 month Term SOFR + 3.250%) 8.594%, 5/26/31(2)	2,166	2,164
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.344%, 3/12/29(2)	4,335	4,343
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.594%, 7/29/30(2)	6,326	6,342
CTC Holdings LP (3 month Term SOFR + 5.150%) 10.477%, 2/20/29(2)	6,408	6,376
Cushman & Wakefield U.S. Borrower LLC 2024-2 (1 month Term SOFR + 3.000%) 8.344%, 1/31/30(2)	3,652	3,647
DRW Holdings LLC 2024 (1 month Term SOFR + 3.500%) 8.844%, 6/17/31(2)	10,500	10,484
EIG Management Co. LLC Tranche B (1 month Term SOFR + 5.000%) 10.329%, 5/17/29(2)	4,929	4,855
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.329%, 6/27/29(2)	4,884	4,897
	Par Value	Value

Financials—continued
First Eagle Holdings, Inc. Tranche B-2 (1 month Term SOFR + 3.000%) 8.330%, 3/5/29(2)	$ 6,362	$ 6,328
Franklin Square Holdings LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.594%, 4/18/31(2)	6,184	6,176
HighTower Holding LLC (3 month Term SOFR + 4.262%) 9.586%, 4/21/28(2)	5,651	5,656
Hudson River Trading LLC (1 month Term SOFR + 3.114%) 8.458%, 3/20/28(2)	3,007	3,004
Neptune Bidco U.S., Inc.
Second Lien (3 month Term SOFR + 9.850%) 0.000%, 10/11/29(2)(7)	7,305	7,159
Tranche A (3 month Term SOFR + 4.850%) 10.156%, 10/11/28(2)	4,235	3,968
Tranche B (3 month Term SOFR + 5.100%) 10.406%, 4/11/29(2)	5,625	5,285
Nexus Buyer LLC (1 month Term SOFR + 4.500%) 9.844%, 12/13/28(2)	7,112	7,110
OneDigital Borrower LLC 2021, Tranche B (1 month Term SOFR + 4.350%) 9.694%, 11/16/27(2)	6,249	6,226
Osaic Holdings, Inc. Tranche B-3 (1 month Term SOFR + 4.000%) 0.000%, 8/17/28(2)(7)	1,995	2,000
Russell Investments U.S. Institutional Holdco, Inc. 2027 (3 month Term SOFR + 5.000%) 10.329%, 5/30/27(2)	9,120	8,026
Sedgwick Claims Management Services, Inc. Tranche B (3 month Term SOFR + 3.000%) 0.000%, 6/27/31(2)(7)	2,800	2,793
Superannuation & Investments U.S. LLC (1 month Term SOFR + 3.864%) 9.208%, 12/1/28(2)	4,115	4,107
Truist Insurance Holdings LLC
(3 month Term SOFR + 3.250%) 8.585%, 5/6/31(2)	3,085	3,088
Second Lien (3 month Term SOFR + 4.750%) 10.085%, 3/8/32(2)	5,735	5,838
VFH Parent LLC Tranche B-1 (1 month Term SOFR + 2.750%) 8.094%, 6/13/31(2)	3,343	3,335
WH Borrower LLC
(3 month Term SOFR + 5.500%) 10.817%, 2/15/27(2)	4,846	4,755
2023-1 (3 month Term SOFR + 5.500%) 10.817%, 2/15/27(2)	99	96
		163,656

Food / Tobacco—1.4%
Evergreen AcqCo 1 LP (3 month Term SOFR + 3.750%) 9.085%, 4/26/28(2)	2,040	2,051
Primary Products Finance LLC 2024, Tranche B (3 month Term SOFR + 3.650%) 8.952%, 4/2/29(2)	6,702	6,710
Quirch Foods Holdings LLC (3 month Term SOFR + 5.262%) 10.637%, 10/27/27(2)	5,408	5,253

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 9.335%, 3/31/28(2)	$ 5,710	$ 5,723
		19,737

Forest Prod / Containers—1.9%
84 Lumber Co. 2023, Tranche B-1 (1 month Term SOFR + 2.250%) 7.594%, 11/29/30(2)	2,985	2,998
Altium Packaging LLC 2024, Tranche B (1 month Term SOFR + 2.500%) 7.844%, 6/11/31(2)	2,440	2,434
Anchor Packaging LLC (1 month Term SOFR + 3.750%) 9.094%, 7/18/29(2)	1,635	1,634
Domtar Corp. (1 month Term SOFR + 5.614%) 10.958%, 11/30/28(2)	5,228	5,121
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.975%) 10.267%, 2/12/26(2)	1,305	1,216
Schweitzer-Mauduit International, Inc. Tranche B (1 month Term SOFR + 3.864%) 9.208%, 4/20/28(2)	4,436	4,418
Spa Holdings 3 Oy Tranche B (3 month Term SOFR + 4.012%) 9.346%, 2/4/28(2)	5,770	5,767
Trident TPI Holdings, Inc. Tranche B-6 (3 month Term SOFR + 4.000%) 9.302%, 9/15/28(2)	4,542	4,547
		28,135

Gaming / Leisure—6.0%
Aimbridge Acquisition Co., Inc. (1 month Term SOFR + 3.864%) 9.208%, 2/2/26(2)	2,941	2,867
Allwyn International a.s. Tranche B (1 month Term SOFR + 2.500%) 0.000%, 5/30/31(2)(7)	3,010	3,010
Bombardier Recreational Products, Inc. 2023 (1 month Term SOFR + 2.750%) 8.094%, 12/13/29(2)	6,895	6,894
Caesars Entertainment, Inc. Tranche B (3 month Term SOFR + 2.750%) 8.097%, 2/6/30(2)	2,961	2,958
Deluxe Entertainment Services Group, Inc. Second Lien (3 month PRIME + 8.500%) 16.000%, 9/25/24(4)(5)	4,479	—
Fitness International LLC Tranche B (3 month Term SOFR + 5.250%) 10.579%, 2/12/29(2)	3,830	3,845
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.250%) 7.585%, 11/25/30(2)	5,806	5,802
Four Seasons Hotels Ltd. 2024 (1 month Term SOFR + 2.000%) 7.344%, 11/30/29(2)	2,966	2,975
Herschend Entertainment Co. LLC (1 month Term SOFR + 3.000%) 8.344%, 8/27/28(2)	4,357	4,370
	Par Value	Value

Gaming / Leisure—continued
LC Ahab U.S. Bidco LLC (1 month Term SOFR + 3.500%) 8.844%, 5/1/31(2)	$ 2,865	$ 2,867
Marriott Ownership Resorts, Inc. 2024 (1 month Term SOFR + 2.250%) 7.594%, 3/14/31(2)	4,770	4,780
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.585%, 8/1/30(2)	4,766	4,783
Oyo Hospitality Netherlands B.V. (3 month Term SOFR + 8.512%) 13.859%, 6/23/26(2)	4,787	4,793
Playa Hotels & Resorts B.V. (1 month Term SOFR + 2.750%) 8.094%, 1/5/29(2)	9,643	9,645
Scientific Games International, Inc.
Tranche B-1 (1 month Term SOFR + 2.750%) 8.080%, 4/14/29(2)	11,471	11,463
Tranche B-2 (1 month LIBOR + 0.000%) 0.000%, 1/1/40(2)(6)(7)	10,562	10,554
Station Casinos LLC Tranche B (1 month Term SOFR + 2.250%) 7.594%, 3/14/31(2)	4,504	4,498
StubHub Holdco Sub LLC Tranche B (1 month Term SOFR + 4.750%) 10.094%, 3/15/30(2)	1,643	1,641
		87,745

Health Care—5.8%
AHP Health Partners, Inc. (1 month Term SOFR + 3.614%) 8.958%, 8/24/28(2)	8,242	8,257
DaVita, Inc. 2019, Tranche B-1 (1 month Term SOFR + 2.000%) 7.344%, 5/9/31(2)	9,315	9,285
Indivior Finance S.a.r.l. (1 month Term SOFR + 5.364%) 10.708%, 6/30/26(2)	5,425	5,392
Insulet Corp. 2024 (1 month Term SOFR + 3.000%) 8.344%, 5/4/28(2)	5,373	5,384
Medical Solutions Holdings, Inc. (1 month Term SOFR + 3.350%) 8.694%, 11/1/28(2)	6,350	4,767
Medline Borrower LP (1 month Term SOFR + 2.250%) 0.000%, 10/23/28(2)(7)	3,450	3,450
MPH Acquisition Holdings LLC (3 month Term SOFR + 4.512%) 9.859%, 9/1/28(2)	2,643	2,188
National Mentor Holdings, Inc.
First Lien (1-3 month Term SOFR + 3.850%) 9.185% - 9.194%, 3/2/28(2)	4,748	4,472
Tranche C, First Lien (3 month Term SOFR + 3.850%) 9.185%, 3/2/28(2)	145	137
Organon & Co. (1 month Term SOFR + 2.500%) 7.829%, 5/14/31(2)	7,319	7,319
PetIQ, Inc. First Lien (1 month Term SOFR + 4.250%) 9.594%, 4/13/28(2)	5,493	5,445
Physician Partners LLC (6 month Term SOFR + 4.250%) 9.564%, 12/22/28(2)	6,048	4,326

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Star Parent, Inc. Tranche B (3 month Term SOFR + 3.750%) 9.085%, 9/27/30(2)	$ 6,474	$ 6,464
Surgery Center Holdings, Inc. 2024, First Lien (1 month Term SOFR + 2.750%) 8.089%, 12/19/30(2)	2,885	2,889
Team Health Holdings, Inc. (3 month Term SOFR + 5.250%) 10.579%, 3/2/27(2)	8,505	7,897
TEAM Public Choices LLC First Lien (1 month Term SOFR + 5.250%) 5.250%, 12/20/27(2)	3,070	3,009
TTF Holdings LLC (1 month Term SOFR + 9.340%) 0.000%, 6/20/31(2)(7)	3,000	2,993
		83,674

Housing—2.4%
ACProducts Holdings, Inc. (3 month Term SOFR + 4.512%) 9.846%, 5/17/28(2)	3,755	3,170
Empire Today LLC (3 month Term SOFR + 5.262%) 10.591%, 4/3/28(2)	3,052	2,297
Foley Products Co. LLC (3 month Term SOFR + 4.900%) 10.235%, 12/29/28(2)	4,629	4,640
Forest City Enterprises LP Tranche B (1 month Term SOFR + 3.614%) 8.958%, 12/8/25(2)	8,371	7,755
Foundation Building Materials, Inc. 2024 (3 month Term SOFR + 4.000%) 9.329%, 1/29/31(2)	5,387	5,355
Oscar AcquisitionCo LLC Tranche B (3 month Term SOFR + 4.250%) 0.000%, 4/29/29(2)(7)	8,977	8,966
Smyrna Ready Mix Concrete LLC Tranche B (1 month Term SOFR + 3.500%) 8.844%, 4/2/29(2)(4)	2,699	2,709
		34,892

Information Technology—9.9%
Adeia, Inc. Tranche B (1 month Term SOFR + 3.000%) 8.339%, 6/8/28(2)	10,698	10,685
Ahead DB Holdings LLC Tranche B (3 month Term SOFR + 3.750%) 9.085%, 2/3/31(2)	5,182	5,191
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.335%, 1/31/31(2)	4,590	4,589
Cloud Software Group, Inc. Tranche B (2-3 month Term SOFR + 4.000%) 9.335%, 3/30/29(2)	17,461	17,435
Creation Technologies, Inc. (3 month Term SOFR + 5.762%) 11.068%, 10/5/28(2)	7,024	6,515
Dye & Durham Corp. Tranche B (3 month Term SOFR + 4.350%) 9.685%, 4/4/31(2)	4,210	4,220
Instructure Holdings, Inc. (3 month Term SOFR + 3.012%) 8.354%, 10/30/28(2)	3,328	3,322
	Par Value	Value

Information Technology—continued
Lendingtree, Inc. Tranche B (1 month Term SOFR + 3.864%) 9.193%, 9/15/28(2)	$ 7,869	$ 7,759
Magnite, Inc. (1-3 month Term SOFR + 4.500%) 9.836% - 9.844%, 2/6/31(2)	6,499	6,518
Mermaid Bidco, Inc.
Tranche B (1 month Term SOFR + 3.250%) 0.000%, 6/27/31(2)(7)	4,810	4,810
Tranche B-2 (3 month Term SOFR + 4.250%) 9.590%, 12/22/27(2)	5,907	5,907
MKS Instruments, Inc. 2023-1, Tranche B (1 month Term SOFR + 2.500%) 7.828%, 8/17/29(2)	4,730	4,729
Modena Buyer LLC (3 month Term SOFR + 4.500%) 0.000%, 4/18/31(2)(7)	4,295	4,186
NCR Atleos LLC Tranche B (3 month Term SOFR + 4.850%) 10.180%, 3/27/29(2)	1,500	1,513
Open Text Corp. 2024 (1 month Term SOFR + 2.250%) 7.594%, 1/31/30(2)	4,047	4,063
Perforce Software, Inc.
(1 month Term SOFR + 3.850%) 9.194%, 7/1/26(2)	1,062	1,058
(1 month Term SOFR + 4.750%) 10.094%, 3/21/31(2)	3,695	3,684
Rackspace Finance LLC First Lien (1 month Term SOFR + 2.864%) 8.192%, 5/15/28(2)	5,249	2,379
Red Planet Borrower LLC First Lien (1 month Term SOFR + 3.600%) 8.944%, 10/2/28(2)	5,807	5,614
Sabre GLBL, Inc.
2022, Tranche B (1 month Term SOFR + 4.350%) 9.694%, 6/30/28(2)	1,024	922
2022, Tranche B-2 (1 month Term SOFR + 5.100%) 10.444%, 6/30/28(2)	6,126	5,586
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 7.344%, 5/9/31(2)	3,727	3,731
Thryv, Inc. (1 month Term SOFR + 6.750%) 12.094%, 5/1/29(2)	1,571	1,596
Ultra Clean Holdings, Inc. First Lien (1 month Term SOFR + 3.500%) 8.844%, 2/27/28(2)	14,662	14,699
UST Global, Inc. (1 month Term SOFR + 3.614%) 8.942%, 11/20/28(2)	4,781	4,781
Virtusa Corp. Tranche B-2 (1 month Term SOFR + 3.250%) 8.594%, 2/15/29(2)	8,460	8,474
		143,966

Manufacturing—1.4%
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.678%, 3/15/30(2)	3,053	3,061
Cimpress plc 2024, Tranche B-1 (1 month Term SOFR + 3.000%) 8.344%, 5/17/28(2)	3,262	3,262
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.829%, 9/28/28(2)	4,154	4,119

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
VM Consolidated, Inc. Tranche B-2 (1 month Term SOFR + 2.750%) 8.094%, 3/24/28(2)	$ 3,263	$ 3,276
WireCo WorldGroup, Inc. 2023, Tranche B (3 month Term SOFR + 3.750%) 9.075%, 11/13/28(2)	5,874	5,870
		19,588

Media / Telecom - Broadcasting—1.7%
Sinclair Television Group, Inc.
Tranche B-2 (3 month Term SOFR + 2.762%) 8.091%, 9/30/26(2)	6,623	6,158
Tranche B-3 (3 month Term SOFR + 3.262%) 8.591%, 4/1/28(2)	5,131	3,587
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.935%, 12/17/26(2)	5,453	4,312
United Talent Agency LLC 2024 (1 month Term SOFR + 3.750%) 9.078%, 7/7/28(2)	4,697	4,714
Univision Communications, Inc.
2021 (1 month Term SOFR + 3.364%) 8.708%, 3/15/26(2)	2,406	2,406
2024, First Lien (1 month Term SOFR + 3.614%) 8.958%, 1/23/29(2)	3,260	3,221
		24,398

Media / Telecom - Cable/Wireless Video—3.3%
Charter Communications Operating LLC Tranche B-4 (3 month Term SOFR + 2.000%) 7.302%, 12/7/30(2)	8,289	8,187
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.594%, 9/18/30(2)	4,365	4,139
Coral-U.S. Co-Borrower LLC Tranche B-6 (1 month Term SOFR + 3.114%) 8.443%, 10/15/29(2)	6,000	5,876
CSC Holdings LLC 2019 (1 month LIBOR + 2.500%) 7.943%, 4/15/27(2)(6)	3,228	2,676
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.708%, 8/2/29(2)	7,706	7,662
Radiate Holdco LLC (1 month Term SOFR + 3.364%) 8.708%, 9/25/26(2)	6,328	5,111
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.943%, 1/31/28(2)	11,256	10,747
Ziggo Financing Partnership Tranche I (1 month Term SOFR + 2.614%) 7.943%, 4/30/28(2)	4,197	4,053
		48,451

Media / Telecom - Diversified Media—3.5%
Allen Media LLC Tranche B (3 month Term SOFR + 5.650%) 10.985%, 2/10/27(2)	3,928	2,907
Applovin Corp.
(1 month Term SOFR + 2.500%) 7.844%, 10/25/28(2)	5,417	5,425
	Par Value	Value

Media / Telecom - Diversified Media—continued
2030 (1 month Term SOFR + 2.500%) 7.844%, 8/16/30(2)	$ 6,153	$ 6,156
Banijay Entertainment SAS Tranche B (1 month Term SOFR + 3.250%) 8.580%, 3/1/28(2)	5,298	5,299
Cengage Learning, Inc. Tranche B (3 month Term SOFR + 4.250%) 9.538%, 3/24/31(2)	6,135	6,146
Constant Contact, Inc.
(3 month Term SOFR + 4.000%) 9.567%, 2/10/28(2)	2,000	1,985
First Lien (3 month Term SOFR + 4.262%) 9.561%, 2/10/28(2)	1,256	1,234
Digital Media Solutions LLC
PIK (3 month Term SOFR + 11.262%) 16.596%, 5/25/26(2)(8)	3,395	336
Tranche A (3 month Term SOFR + 8.262%) 13.596% - 13.609%, 2/25/26(2)(4)	718	729
Tranche B (3 month Term SOFR + 11.262%) 16.579%, 5/25/26(2)(4)	1,008	915
Houghton Mifflin Harcourt Co. Tranche B, First Lien (3 month Term SOFR + 5.350%) 10.697%, 4/9/29(2)	6,014	5,703
McGraw-Hill Education, Inc. (3 month Term SOFR + 4.864%) 10.199%, 7/28/28(2)	3,969	3,974
MH Sub I LLC
2023 (1 month Term SOFR + 4.250%) 9.594%, 5/3/28(2)	2,230	2,226
Second Lien (1 month Term SOFR + 6.250%) 11.594%, 2/23/29(2)	2,565	2,548
OverDrive, Inc. First Lien (1 month Term SOFR + 4.250%) 9.589%, 12/15/28(2)	2,551	2,554
UPC Financing Partnership Tranche AX (1 month Term SOFR + 3.114%) 8.443%, 1/31/29(2)	3,000	2,980
		51,117

Media / Telecom - Telecommunications—7.4%
Altice Financing S.A.
2017 (3 month LIBOR + 2.750%) 8.340%, 7/15/25(2)(6)	1,391	1,294
2022 (3 month Term SOFR + 5.000%) 10.329%, 10/31/27(2)	17,185	14,751
AP Core Holdings II LLC Tranche B-1 (1 month Term SOFR + 5.614%) 10.958%, 9/1/27(2)	3,158	2,754
Connect U.S. Finco LLC (1 month Term SOFR + 4.500%) 9.844%, 9/27/29(2)	17,175	16,161
Crown Subsea Communications Holding, Inc.
(3 month Term SOFR + 4.750%) 10.079%, 1/30/31(2)	9,195	9,203
Tranche B (1 month Term SOFR + 4.000%) 0.000%, 1/30/31(2)(7)	9,000	9,007
Guardian U.S. Holdco (3 month Term SOFR + 3.500%) 8.835%, 1/31/30(2)	4,609	4,574
Lorca Finco plc (1 month Term SOFR + 3.500%) 0.000%, 3/25/31(2)(7)	3,025	3,029

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Lumen Technologies, Inc.
Tranche B-1 (1 month Term SOFR + 2.464%) 7.808%, 4/15/29(2)	$ 5,156	$ 3,538
Tranche B-2 (1 month Term SOFR + 2.464%) 7.808%, 4/15/30(2)	6,496	4,332
Numericable U.S. LLC Tranche B-14 (3 month Term SOFR + 5.500%) 10.829%, 8/15/28(2)	19,706	14,418
Patagonia Holdco LLC (3 month Term SOFR + 5.750%) 11.073%, 8/1/29(2)	3,769	3,577
Voyage Digital NZ Ltd. (3 month Term SOFR + 3.250%) 8.576%, 5/11/29(2)	3,872	3,872
Zacapa S.a.r.l. 2022 (3 month Term SOFR + 4.000%) 9.335%, 3/22/29(2)	17,552	17,522
		108,032

Media / Telecom - Wireless Communications—0.8%
Venga Finance S.a.r.l. (3 month Term SOFR + 5.012%) 10.359%, 6/28/29(2)	12,129	12,129
Metals / Minerals—1.7%
AMG Advanced Metallurgical Group N.V. 2021 (1 month Term SOFR + 3.614%) 8.958%, 11/30/28(2)	4,587	4,576
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.094%, 8/18/30(2)	5,253	5,278
Oxbow Carbon LLC Tranche B (1-3 month Term SOFR + 4.100%) 8.809% - 8.844%, 5/10/30(2)	6,424	6,432
TMS International Corp. Tranche B-5 (1 month Term SOFR + 4.250%) 9.594%, 3/2/30(2)	3,935	3,948
Trulite Holding Corp. (1 month Term SOFR + 6.000%) 11.344%, 3/1/30(2)	5,073	4,895
		25,129

Retail—1.7%
Academy Ltd. (1 month Term SOFR + 3.864%) 9.194%, 11/5/27(2)	1,245	1,244
Belk, Inc. First Lien PIK (3 month PRIME + 6.500%) 15.000%, 7/31/25(9)	4,375	4,313
CWGS Group LLC (1 month Term SOFR + 2.614%) 7.958%, 6/3/28(2)	5,837	5,645
LSF9 Atlantis Holdings LLC (3 month Term SOFR + 6.500%) 11.835%, 3/31/29(2)	4,283	4,326
Needle Holdings LLC (3 month Term SOFR + 9.500%) 14.830%, 4/30/28(2)	1,790	1,754
Rising Tide Holdings, Inc. 2023 (3 month Term SOFR + 8.250%) 13.584%, 9/12/28(2)	664	570
Vestis Corp. Tranche B-1 (3 month Term SOFR + 2.250%) 7.577%, 2/24/31(2)	6,603	6,565
		24,417

	Par Value	Value

Service—7.3%
Adtalem Global Education, Inc. 2024 (1 month Term SOFR + 3.500%) 8.844%, 8/11/28(2)	$ 4,380	$ 4,400
Altisource Solutions S.a.r.l. Tranche B PIK (3 month Term SOFR + 8.850%) 14.185%, 4/2/25(2)(10)	3,329	1,931
American Public Education, Inc. (1 month Term SOFR + 5.614%) 10.958%, 3/29/27(2)	2,103	2,080
Apex Group Treasury Ltd.
2022 (3 month Term SOFR + 5.000%) 10.317%, 7/27/28(2)	591	592
First Lien (3 month Term SOFR + 4.012%) 9.335%, 7/27/28(2)	4,909	4,909
APi Group DE, Inc. 2021, Tranche B (1 month Term SOFR + 2.000%) 7.344%, 1/3/29(2)	2,927	2,924
APX Group, Inc. (3 month Term SOFR + 3.012% - 3 month PRIME + 1.750%) 8.335% - 10.250%, 7/10/28(2)	5,479	5,485
ASP Dream Acquisition Co. LLC (1 month Term SOFR + 4.100%) 9.444%, 12/15/28(2)	6,036	6,035
Asplundh Tree Expert LLC (1 month Term SOFR + 1.750%) 7.096%, 5/23/31(2)	3,270	3,266
Belfor Holdings, Inc. Tranche B-1 (1 month Term SOFR + 3.750%) 9.094%, 11/1/30(2)	7,963	8,002
Dayforce, Inc. Tranche B (1 month Term SOFR + 2.500%) 7.844%, 3/3/31(2)	2,475	2,478
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.750%) 8.096%, 1/18/29(2)	3,029	3,029
Energize Holdco LLC (1 month Term SOFR + 3.864%) 9.208%, 12/8/28(2)	5,314	5,319
EverCommerce Solutions, Inc. (1 month Term SOFR + 3.114%) 8.458%, 7/6/28(2)	3,517	3,518
Fugue Finance LLC Tranche B (3 month Term SOFR + 4.000%) 9.347%, 1/31/28(2)	4,859	4,890
GFL Environmental, Inc.
2023 (3 month Term SOFR + 2.500%) 7.826%, 5/31/27(2)	2,978	2,980
2024 (3 month Term SOFR + 2.000%) 0.000%, 6/27/31(2)(7)	3,125	3,125
Goodnight Water Solutions Holdings LLC (3 month Term SOFR + 5.250%) 10.593%, 6/4/29(2)	7,100	7,064
Imagine Learning LLC 2024 (1 month Term SOFR + 3.500%) 8.844%, 12/21/29(2)	3,145	3,141
Lakeland Tours LLC First Lien 8.000%, 9/25/27(4)	118	17
Maximus, Inc. Tranche B (1 month Term SOFR + 2.000%) 7.344%, 5/21/31(2)	3,425	3,421
Mister Car Wash Holdings, Inc. 2024 (1 month Term SOFR + 3.000%) 8.344%, 3/21/31(2)	4,095	4,105

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Service—continued
Omnia Partners LLC (2 month Term SOFR + 3.250%) 8.574%, 7/25/30(2)	$ 2,582	$ 2,582
Priority Holdings LLC Tranche B (2 month Term SOFR + 4.750%) 10.079%, 5/16/31(2)	7,605	7,595
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 8.094%, 2/10/29(2)	4,086	4,080
Summer BC Bidco B LLC Tranche B (3 month Term SOFR + 5.260%) 10.595%, 2/5/29(2)	5,660	5,674
TTF Holdings LLC (1 month Term SOFR + 4.114%) 9.458%, 3/31/28(2)	3,797	3,783
		106,425

Transportation - Automotive—1.0%
American Axle & Manufacturing, Inc. Tranche B (1 month Term SOFR + 3.000%) 8.328%, 12/12/29(2)	5,246	5,261
Autokiniton U.S. Holdings, Inc. 2024, Tranche B (1 month Term SOFR + 4.114%) 9.458%, 4/6/28(2)	6,940	6,972
ILPEA Parent, Inc. (1 month Term SOFR + 4.614%) 9.958%, 6/22/28(2)	2,293	2,281
		14,514

Transportation - Land Transportation—1.0%
Genesee & Wyoming, Inc. Tranche B (3 month Term SOFR + 2.000%) 7.335%, 4/10/31(2)	3,875	3,870
GN Loanco LLC Tranche B (3 month Term SOFR + 4.500%) 9.830%, 12/19/30(2)	5,420	5,040
LaserShip, Inc.
First Lien (3 month Term SOFR + 4.762%) 10.096%, 5/7/28(2)	3,577	3,029
Second Lien (3 month Term SOFR + 7.762%) 13.096%, 5/7/29(2)	3,135	2,244
		14,183

Transportation - Shipping—0.4%
Rand Parent LLC
Tranche B (1 month Term SOFR + 3.750%) 0.000%, 3/18/30(2)(7)	1,000	1,001
Tranche B (3 month Term SOFR + 4.250%) 9.585%, 3/18/30(2)	5,373	5,375
		6,376

Utilities—3.6%
Eastern Power LLC Tranche B (1 month Term SOFR + 3.864%) 9.208%, 10/2/25(2)	12,346	12,270
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.844%, 8/22/29(2)	3,809	3,828
Helix Gen Funding LLC (3 month Term SOFR + 4.750%) 10.085%, 12/31/27(2)	1,729	1,735
	Par Value	Value

Utilities—continued
KBR, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.594%, 1/17/31(2)	$ 2,464	$ 2,474
Lackawanna Energy Center LLC
Tranche B-2 (1 month Term SOFR + 5.000%) 10.344%, 8/6/29(2)	5,074	5,106
Tranche C (1 month Term SOFR + 5.000%) 10.344%, 8/6/29(2)	1,106	1,113
Talen Energy Supply LLC
Tranche B (3 month Term SOFR + 3.500%) 8.827%, 5/17/30(2)	2,947	2,976
Tranche C (3 month Term SOFR + 3.500%) 8.827%, 5/17/30(2)	2,413	2,436
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 2.000%) 7.344%, 12/20/30(2)	3,343	3,344
WaterBridge Midstream Operating LLC Tranche B (3 month Term SOFR + 4.750%) 0.000%, 6/21/29(2)(7)	12,500	12,406
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.826%, 5/10/29(2)	4,495	4,514
		52,202

Total Leveraged Loans (Identified Cost $1,377,417)		1,350,340

	Shares
Preferred Stock—0.1%
Energy—0.1%
Blackbrush Oil & Gas, 1.000%(4)	14,521	1,091
Total Preferred Stock (Identified Cost $46)		1,091

Common Stocks—1.1%
Consumer Discretionary—0.5%
Belk, Inc.(4)(11)	1,562	12
Jo-Ann Stores, Inc.(11)	1,192,694	1,044
TRU Topco Units(4)(11)	1,866	6,191
West Marine(4)(11)	44,603	151
		7,398

Energy—0.3%
Blackbrush Oil & Gas(4)(11)	437,150	—
Summit Midstream Partners LP(11)	108,293	3,851
		3,851

Financials—0.0%
Copper Property CTL Pass Through Trust(4)	17,816	168
Information Technology—0.0%
Bright Bidco(4)(11)	26,953	21
Real Estate—0.0%
Hill Street Properties(4)(11)	229,735	349

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Utilities—0.3%
Longview Intermediate Holdings LLC(4)(11)	350,306	$ 4,160
Total Common Stocks (Identified Cost $12,471)		15,947

Warrants—0.0%
Consumer Discretionary—0.0%
West Marine, 06/01/29(4)(11)	5,583	—
Real Estate—0.0%
Altisource Portfolio Solutions S.A. , 05/22/27(11)	23,725	33
Total Warrants (Identified Cost $—)		33

Total Long-Term Investments—99.0% (Identified Cost $1,467,676)		1,437,594

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 5.174%)(12)	26,369,457	26,369
Total Short-Term Investment (Identified Cost $26,369)		26,369

TOTAL INVESTMENTS—100.8% (Identified Cost $1,494,045)		$1,463,963
Other assets and liabilities, net—(0.8)%		(12,205)
NET ASSETS—100.0%		$1,451,758

Abbreviations:
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $54,330 or 3.7% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received.
(6)	At June 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See Note 9 in Notes to Financial Statements.
(7)	This loan will settle after June 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(8)	100% of the income received was in PIK.
(9)	100% of the income received was in cash.
(10)	74% of the income received was in cash and 26% was in PIK.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	88%
Luxembourg	5
Canada	3
Netherlands	2
France	1
United Kingdom	1
Total	100%
† % of total investments as of June 30, 2024.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Security	$5,051	$—	$5,051	$—
Convertible Bonds and Notes	4,120	—	4,120	—
Corporate Bonds and Notes	61,012	—	61,012	—
Leveraged Loans	1,350,340	—	1,345,965	4,375(1)
Equity Securities:
Preferred Stock	1,091	—	—	1,091
Common Stocks	15,947	4,895	—	11,052(1)
Warrants	33	—	33	—(1)
Money Market Mutual Fund	26,369	26,369	—	—
Total Investments	$1,463,963	$31,264	$1,416,181	$16,518

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $2,877 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Preferred Stock	Common Stocks	Rights	Warrants
Investments in Securities
Balance as of December 31, 2023:	$ 14,155	$ 9(a)	$ 1,278	$ 12,338(a)	$ 530	$ —(a)
Accrued discount/(premium)	1	1	—	—	—	—
Net realized gain (loss)	40	—	—	(94)	134	—
Net change in unrealized appreciation (depreciation)(b)	(1,120)	(75)	(187)	(883)	25	—
Purchases	2,272	1,718	—	—	554	—
Sales(c)	(1,707)	(4)	—	(460)	(1,243)	—
Transfers into Level 3(d)	2,877	2,726	—	151	—	—
Balance as of June 30, 2024	$ 16,518	$ 4,375(a)	$ 1,091	$ 11,052(a)	$ —	$ —(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2024, was $(1,214).
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of June 30, 2024, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2024:
Investments in Securities – Assets	Ending Balance at June 30, 2024	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(1)
Common Stocks:
TRU Topco Units	$6,191	Market and Company Comparables	EV Multiples	6.98x (3.10x - 14.36x)	Increase
				8.51x (4.59x - 15.07x)
			Precedent Transaction Multiples	7.51x (5.50x - 10.50x)	Increase
			Illiquidity Discount	10%	Increase

(1) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.0%
Colorado—8.3%
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AGM Insured) 5.250%, 12/1/49	$ 140	$ 155
E-470 Public Highway Authority, Toll Highway Revenue, Series A 5.000%, 9/1/36	1,000	1,088
Regional Transportation District, Sales Tax Revenue, Series A 5.000%, 1/15/28	1,000	1,040
State of Colorado, Certificates of Participation 6.000%, 12/15/39	125	150
		2,433

District of Columbia—4.9%
Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) 5.000%, 10/1/28	1,000	1,003
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond 5.000%, 7/15/48	415	451
		1,454

Florida—3.6%
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	345	376
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	350	408
Pasco County, H. Lee Moffitt Cancer Center Project Revenue (AGM Insured) 5.750%, 9/1/54	250	280
		1,064

Idaho—3.7%
Idaho Housing & Finance Association, Sales Tax Revenue, Series A 5.250%, 8/15/48	1,000	1,103
Illinois—3.5%
Illinois Finance Authority, Water Revenue 5.000%, 7/1/28	1,000	1,038
Maryland—3.8%
Maryland Stadium Authority, Football Stadium Issue Revenue, Series A 5.000%, 3/1/36	1,000	1,126
Massachusetts—1.8%
Massachusetts Bay Transportation Authority, Sales Tax Revenue,
Series A 5.000%, 7/1/41	250	280
Series A 5.250%, 7/1/52	235	260
		540

	Par Value	Value

Michigan—0.0%
Michigan State Hospital Finance Authority, Ascenion Health Revenue, Series 200 4.000%, 11/1/24	$ 10	$ 10
Nevada—0.9%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	240	256
New Jersey—3.6%
New Jersey Turnpike Authority, Toll Highway Revenue, Series G 5.000%, 1/1/36	1,000	1,051
New York—12.3%
City of New York,
General Obligation, Series A 5.000%, 8/1/51	410	442
General Obligation, Series B-1 5.250%, 10/1/47	500	550
General Obligation, Series D-1 5.500%, 5/1/44	1,000	1,126
New York City Transitional Finance Authority,
Income Tax Revenue, Series 1 5.000%, 5/1/52	500	542
Income Tax Revenue, Series G-1 5.000%, 5/1/36	405	469
Income Tax Revenue, Series G-1 5.000%, 5/1/43	290	321
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One (AMT) (AGM Insured) 5.000%, 6/30/49	160	166
		3,616

Ohio—0.4%
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	110	115
Oregon—3.5%
Port of Portland, Airport Revenue, Series 24A 5.000%, 7/1/47	1,000	1,022
Pennsylvania—17.0%
City of Pittsburgh, General Obligation 5.000%, 9/1/41	375	413
Pennsylvania Economic Development Financing Authority,
PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/40	1,500	1,637
Revenue, Series B 4.000%, 5/15/42	1,535	1,491
Pennsylvania Turnpike Commission,
Toll Highway Revenue, First Subordinate Series 5.000%, 12/1/40	1,000	1,102
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Pennsylvania—continued
Toll Highway Revenue, Series B 5.250%, 12/1/52	$ 350	$ 380
		5,023

Texas—18.8%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	130	132
City of Corpus Christi, Utility System Revenue, Senior Lien 4.250%, 7/15/54	500	484
City of Fort Worth, Water & Sewer System Revenue 5.000%, 2/15/30	1,000	1,060
Denton Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/48	350	381
Katy Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/39	500	510
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/32	750	804
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	300	357
Port Authority of Houston of Harris County Texas, General Obligation, Series A 5.000%, 10/1/36	500	521
Texas Public Finance Authority, Texas Southern University Revenue (BAM Insured) 5.250%, 5/1/37	200	219
Texas Water Development Board, Water Revenue 4.650%, 10/15/40	1,000	1,069
		5,537

Utah—1.3%
City of Salt Lake, Airport Revenue, Series A (AMT) 5.250%, 7/1/38	355	397
Washington—7.7%
Energy Northwest, Columbia Generating Station Electric Revenue, Series A 5.000%, 7/1/34	1,420	1,440
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	215	226
State of Washington, General Obligation, Series A 5.000%, 8/1/38	530	609
		2,275

	Par Value	Value

Wisconsin—0.9%
Public Finance Authority Revenue 4.000%, 8/1/59(2)	$ 270	$ 268
Total Municipal Bonds (Identified Cost $28,410)		28,328

Total Long-Term Investments—96.0% (Identified Cost $28,410)		28,328

	Shares
Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 5.174%)(3)	384,083	384
Total Short-Term Investment (Identified Cost $384)		384

TOTAL INVESTMENTS—97.3% (Identified Cost $28,794)		$28,712
Other assets and liabilities, net—2.7%		785
NET ASSETS—100.0%		$29,497

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At June 30, 2024, 7.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$28,328	$—	$28,328
Money Market Mutual Fund	384	384	—
Total Investments	$28,712	$384	$28,328
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Asset-Backed Security—0.5%
Collateralized Loan Obligation—0.5%
Mountain View CLO XVI Ltd. 2022-1A, ER (3 month Term SOFR + 7.330%, Cap N/A, Floor 7.330%) 144A 12.659%, 4/15/34(1)(2)	$ 2,000	$ 2,020
Total Asset-Backed Security (Identified Cost $1,976)		2,020

Convertible Bonds and Notes—0.7%
Communication Services—0.7%
Cable One, Inc.
0.000, 3/15/26(3)	1,130	989
1.125%, 3/15/28	1,548	1,149
Liberty Interactive LLC 4.000%, 11/15/29	1,250	425
		2,563

Total Convertible Bonds and Notes (Identified Cost $3,220)		2,563

Corporate Bonds and Notes—90.8%
Communication Services—8.2%
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,990	1,492
ANGI Group LLC 144A 3.875%, 8/15/28(1)	1,134	974
Cable One, Inc. 144A 4.000%, 11/15/30(1)(4)	7,274	5,429
CMG Media Corp. 144A 8.875%, 12/15/27(1)	567	323
CSC Holdings LLC 144A 11.250%, 5/15/28(1)	2,635	2,295
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	309	302
Frontier Communications Holdings LLC 144A 5.875%, 10/15/27(1)	2,509	2,450
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	1,770	1,630
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	1,965	1,956
144A 8.500%, 4/15/31(1)	1,925	1,949
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	5,113	4,789
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	460	454
Scripps Escrow, Inc. 144A 5.875%, 7/15/27(1)(4)	495	299
Sinclair Television Group, Inc.
144A 5.500%, 3/1/30(1)(4)	1,360	827
144A 4.125%, 12/1/30(1)(4)	1,380	925
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	2,875	2,597
144A 5.500%, 7/1/29(1)	410	385
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	1,450	1,326
	Par Value	Value

Communication Services—continued
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	$ 2,073	$ 1,801
		32,203

Consumer Discretionary—17.3%
Academy Ltd. 144A 6.000%, 11/15/27(1)	2,002	1,971
Asbury Automotive Group, Inc.
4.750%, 3/1/30	422	391
144A 5.000%, 2/15/32(1)	415	376
Ashton Woods USA LLC 144A 6.625%, 1/15/28(1)	2,148	2,144
Bath & Body Works, Inc. 6.750%, 7/1/36	2,102	2,093
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	3,163	3,227
Carnival Corp. 144A 10.500%, 6/1/30(1)	3,825	4,155
Carvana Co. 144A 13.000%, 6/1/30(1)	925	1,013
Churchill Downs, Inc.
144A 5.750%, 4/1/30(1)	2,140	2,079
144A 6.750%, 5/1/31(1)	391	393
Clarios Global LP 144A 8.500%, 5/15/27(1)	335	337
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	1,693	1,733
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	895	786
FirstCash, Inc.
144A 5.625%, 1/1/30(1)	2,070	1,961
144A 6.875%, 3/1/32(1)	3,917	3,916
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	2,446	2,038
Hilton Grand Vacations Borrower Escrow LLC 144A 6.625%, 1/15/32(1)	1,395	1,402
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	2,035	1,990
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	867	903
Macy’s Retail Holdings LLC
5.125%, 1/15/42	852	691
144A 6.125%, 3/15/32(1)	528	504
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28(4)	3,480	3,284
MGM Resorts International 5.500%, 4/15/27	725	715
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	1,943	1,554
NCL Corp., Ltd.
144A 5.875%, 3/15/26(1)	1,000	989
144A 5.875%, 2/15/27(1)	3,676	3,628
New Home Co., Inc. (The) 144A 9.250%, 10/1/29(1)	1,960	1,965
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	2,220	2,242
Phinia, Inc. 144A 6.750%, 4/15/29(1)	140	142
QVC, Inc.
4.450%, 2/15/25	1,042	1,025
4.750%, 2/15/27	733	619
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
4.375%, 9/1/28(4)	$ 1,036	$ 758
5.450%, 8/15/34(4)	4,973	3,010
Royal Caribbean Cruises Ltd. 144A 7.250%, 1/15/30(1)	1,896	1,963
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	345	326
Station Casinos LLC
144A 4.500%, 2/15/28(1)	1,930	1,816
144A 4.625%, 12/1/31(1)	2,435	2,170
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	225	223
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,921	1,936
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	2,406	2,308
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	2,078	2,014
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,225	1,202
		67,992

Consumer Staples—3.1%
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(1)	985	986
144A 10.750%, 6/30/32(1)	990	950
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	2,230	1,961
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	3,655	3,623
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	4,862	4,556
		12,076

Energy—13.4%
Ascent Resources Utica Holdings LLC
144A 7.000%, 11/1/26(1)	3,071	3,073
144A 9.000%, 11/1/27(1)	329	407
144A 8.250%, 12/31/28(1)	935	958
California Resources Corp. 144A 8.250%, 6/15/29(1)	989	1,010
Chesapeake Energy Corp. 144A 6.750%, 4/15/29(1)	1,980	1,984
CITGO Petroleum Corp.
144A 7.000%, 6/15/25(1)	963	963
144A 6.375%, 6/15/26(1)	255	254
Civitas Resources, Inc.
144A 5.000%, 10/15/26(1)	1,007	980
144A 8.375%, 7/1/28(1)	2,712	2,842
144A 8.750%, 7/1/31(1)	1,616	1,731
Crescent Energy Finance LLC 144A 7.375%, 1/15/33(1)	944	946
Energy Transfer LP 7.125%, 10/1/54	1,785	1,761
Global Partners LP 144A 8.250%, 1/15/32(1)	900	925
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	4,602	4,557
Nabors Industries, Inc.
144A 7.375%, 5/15/27(1)	1,605	1,633
144A 9.125%, 1/31/30(1)	764	791
	Par Value	Value

Energy—continued
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	$ 2,541	$ 2,467
144A 6.500%, 9/30/26(1)	1,021	939
144A 8.750%, 3/15/29(1)(4)	1,004	916
PBF Holding Co. LLC 6.000%, 2/15/28	2,085	2,033
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	1,014	1,003
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	662	623
144A 7.500%, 7/15/38(1)	2,382	2,432
SM Energy Co. 6.625%, 1/15/27	1,195	1,190
Tallgrass Energy Partners LP
144A 7.500%, 10/1/25(1)	1,205	1,208
144A 7.375%, 2/15/29(1)	992	997
Talos Production, Inc.
144A 9.000%, 2/1/29(1)	544	571
144A 9.375%, 2/1/31(1)	1,865	1,969
Transocean Aquila Ltd. 144A 8.000%, 9/30/28(1)	1,906	1,936
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	1,076	1,111
Transocean, Inc. 144A 8.750%, 2/15/30(1)	993	1,042
Valaris Ltd. 144A 8.375%, 4/30/30(1)	1,992	2,062
Vallourec SACA 144A 7.500%, 4/15/32(1)	240	249
Venture Global LNG, Inc.
144A 8.125%, 6/1/28(1)	1,954	2,013
144A 9.500%, 2/1/29(1)	1,853	2,029
Vital Energy, Inc. 144A 7.750%, 7/31/29(1)	946	953
Welltec International ApS 144A 8.250%, 10/15/26(1)	220	224
		52,782

Financials—21.1%
Alcoa Nederland Holding B.V. 144A 7.125%, 3/15/31(1)	825	848
Alliant Holdings Intermediate LLC 144A 6.750%, 10/15/27(1)	1,000	986
American Axle & Manufacturing, Inc. 6.875%, 7/1/28	555	554
Aretec Group, Inc.
144A 7.500%, 4/1/29(1)	415	400
144A 10.000%, 8/15/30(1)	1,765	1,920
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	932	978
AthenaHealth Group, Inc. 144A 6.500%, 2/15/30(1)	825	760
Baldwin Insurance Group Holdings LLC 144A 7.125%, 5/15/31(1)	3,918	3,963
Bread Financial Holdings, Inc. 144A 9.750%, 3/15/29(1)	1,045	1,098
Camelot Return Merger Sub, Inc. 144A 8.750%, 8/1/28(1)	1,390	1,363
CCO Holdings LLC 144A 7.375%, 3/1/31(1)(4)	6,153	6,067

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Consolidated Energy Finance S.A. 144A 12.000%, 2/15/31(1)	$ 880	$ 908
Domtar Corp. 144A 6.750%, 10/1/28(1)	1,203	1,073
Enact Holdings, Inc. 6.250%, 5/28/29	948	948
Encore Capital Group, Inc. 144A 9.250%, 4/1/29(1)	1,865	1,943
Freedom Mortgage Corp.
144A 7.625%, 5/1/26(1)	1,553	1,542
144A 12.000%, 10/1/28(1)	1,411	1,515
Freedom Mortgage Holdings LLC 144A 9.250%, 2/1/29(1)	1,389	1,388
GGAM Finance Ltd. 144A 8.000%, 2/15/27(1)	1,856	1,917
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	1,749	1,636
Hilcorp Energy I LP 144A 8.375%, 11/1/33(1)	3,681	3,923
Howden UK Refinance plc 144A 8.125%, 2/15/32(1)	2,925	2,906
INEOS Finance plc 144A 6.750%, 5/15/28(1)(4)	4,005	4,010
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	1,723	1,631
Macquarie Airfinance Holdings Ltd.
144A 8.375%, 5/1/28(1)	1,006	1,060
144A 8.125%, 3/30/29(1)	1,010	1,068
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	1,496	1,480
144A 5.750%, 11/15/31(1)	1,677	1,576
144A 7.125%, 2/1/32(1)	511	514
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	1,987	2,068
OneMain Finance Corp. 9.000%, 1/15/29	2,717	2,866
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	1,175	1,212
144A 5.750%, 9/15/31(1)	1,533	1,435
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	1,125	1,159
Seadrill Finance Ltd. 144A 8.375%, 8/1/30(1)	1,085	1,134
Summit Midstream Holdings LLC 144A 10.000%, 10/15/26(1)(2)	908	934
Teva Pharmaceutical Finance Netherlands III B.V. 6.750%, 3/1/28	840	858
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	1,997	1,983
144A 5.500%, 4/15/29(1)	5,127	4,871
VFH Parent LLC 144A 7.500%, 6/15/31(1)	979	984
Viking Cruises Ltd.
144A 6.250%, 5/15/25(1)	3,158	3,156
144A 9.125%, 7/15/31(1)	1,907	2,065
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	2,122	2,210
Vmed O2 UK Financing I plc
144A 4.750%, 7/15/31(1)	1,580	1,332
144A 7.750%, 4/15/32(1)	1,195	1,166
	Par Value	Value

Financials—continued
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	$ 3,416	$ 3,540
		82,948

Health Care—3.8%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	3,168	2,863
LifePoint Health, Inc. 144A 11.000%, 10/15/30(1)	879	968
Organon & Co. 144A 6.750%, 5/15/34(1)	2,015	2,012
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	1,869	1,844
Star Parent, Inc. 144A 9.000%, 10/1/30(1)	2,720	2,856
Tenet Healthcare Corp.
6.125%, 10/1/28	2,135	2,124
6.125%, 6/15/30	2,154	2,140
		14,807

Industrials—11.9%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	861	878
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	1,993	1,897
American Airlines, Inc.
144A 5.500%, 4/20/26(1)	3,287	3,258
144A 5.750%, 4/20/29(1)	2,588	2,518
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	2,074	1,929
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	2,729	2,699
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	362	362
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	1,095	1,131
Cimpress plc 7.000%, 6/15/26	377	377
Fortress Transportation & Infrastructure Investors LLC
144A 7.875%, 12/1/30(1)	1,853	1,938
144A 7.000%, 5/1/31(1)	315	322
144A 7.000%, 6/15/32(1)	1,120	1,136
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	797	707
Griffon Corp. 5.750%, 3/1/28	140	135
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	2,172	2,172
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	1,465	1,481
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	864	866
Pike Corp. 144A 8.625%, 1/31/31(1)	955	1,012
Rand Parent LLC 144A 8.500%, 2/15/30(1)(4)	963	975
Regal Rexnord Corp. 6.050%, 2/15/26	3,310	3,318

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
Spirit AeroSystems, Inc.
144A 9.375%, 11/30/29(1)	$ 916	$ 986
144A 9.750%, 11/15/30(1)	1,279	1,411
Summit Materials LLC 144A 6.500%, 3/15/27(1)	935	937
Terex Corp. 144A 5.000%, 5/15/29(1)	1,120	1,063
TMS International Corp. 144A 6.250%, 4/15/29(1)	3,739	3,413
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	1,630	1,644
144A 7.500%, 9/15/27(1)	4,608	4,698
Velocity Vehicle Group LLC 144A 8.000%, 6/1/29(1)	1,952	2,008
XPO, Inc. 144A 6.250%, 6/1/28(1)	1,575	1,580
		46,851

Information Technology—3.0%
Acrisure LLC
144A 8.500%, 6/15/29(1)	475	480
144A 7.500%, 11/6/30(1)	750	751
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	1,840	1,918
Cloud Software Group, Inc.
144A 6.500%, 3/31/29(1)	3,069	2,947
144A 9.000%, 9/30/29(1)	630	611
Sabre GLBL, Inc.
144A 8.625%, 6/1/27(1)	1,179	1,086
144A 11.250%, 12/15/27(1)	1,970	1,915
Seagate HDD Cayman 8.250%, 12/15/29	1,400	1,502
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	345	351
		11,561

Materials—5.3%
Allegheny Ludlum LLC 6.950%, 12/15/25	956	970
First Quantum Minerals Ltd.
144A 6.875%, 10/15/27(1)	990	966
144A 9.375%, 3/1/29(1)	1,875	1,962
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	390	368
Hecla Mining Co. 7.250%, 2/15/28	620	620
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	883	938
Knife River Corp. 144A 7.750%, 5/1/31(1)	2,390	2,497
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	3,015	2,996
Mineral Resources Ltd.
144A 8.125%, 5/1/27(1)	1,000	1,008
144A 9.250%, 10/1/28(1)	1,313	1,378
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	310	309
Smyrna Ready Mix Concrete LLC
144A 6.000%, 11/1/28(1)	879	859
144A 8.875%, 11/15/31(1)	2,220	2,355
	Par Value	Value

Materials—continued
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	$ 1,913	$ 1,948
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	1,507	1,573
		20,747

Real Estate—2.3%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	4,005	3,923
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	4,021	3,821
Necessity Retail REIT, Inc. (The) 144A 4.500%, 9/30/28(1)	1,615	1,421
		9,165

Utilities—1.4%
AmeriGas Partners LP 144A 9.375%, 6/1/28(1)	696	715
FirstEnergy Corp. 2.050%, 3/1/25	328	319
Gates Corp. 144A 6.875%, 7/1/29(1)	190	193
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	1,992	2,022
Vistra Corp. 144A 8.000% (1)(5)	2,044	2,061
		5,310

Total Corporate Bonds and Notes (Identified Cost $357,827)		356,442

Leveraged Loans—4.0%
Aerospace—0.7%
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.744%, 6/21/27(2)	2,575	2,625
Financials—1.2%
Alliant Holdings Intermediate LLC Tranche B-6 (1 month Term SOFR + 3.500%) 8.839%, 11/6/30(2)	1,639	1,642
Asurion LLC
Tranche B-4 (1 month Term SOFR + 5.364%) 10.708%, 1/20/29(2)	1,125	1,035
Tranche B-8 (1 month Term SOFR + 3.364%) 8.708%, 12/23/26(2)	987	978
Broadstreet Partners, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.594%, 6/13/31(2)	987	984
		4,639

Forest Prod / Containers—0.5%
Domtar Corp. (1 month Term SOFR + 5.614%) 10.958%, 11/30/28(2)	1,872	1,833

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—0.5%
Medline Borrower LP Tranche B (1 month Term SOFR + 2.750%) 8.094%, 10/23/28(2)	$ 1,884	$ 1,887
Information Technology—0.7%
NCR Atleos LLC Tranche B (3 month Term SOFR + 4.850%) 10.180%, 3/27/29(2)	1,000	1,009
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 10.444%, 6/30/28(2)	2,091	1,907
		2,916

Media / Telecom - Cable/Wireless Video—0.3%
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.708%, 8/2/29(2)	1,374	1,366
Media / Telecom - Diversified Media—0.1%
Applovin Corp. (1 month Term SOFR + 2.500%) 7.844%, 10/25/28(2)	642	643
Total Leveraged Loans (Identified Cost $15,827)		15,909

	Shares
Preferred Stock—0.1%
Communication Services—0.1%
LiveStyle, Inc. Series B(6)(7)(8)	3,156	316
Total Preferred Stock (Identified Cost $310)		316

Common Stocks—0.0%
Communication Services—0.0%
LiveStyle, Inc. (6)(7)(8)	67,983	—
Energy—0.0%
SandRidge Energy, Inc.	159	2
Financials—0.0%
Erickson, Inc.(6)(7)	2,675	—
Total Common Stocks (Identified Cost $1,492)		2

Affiliated Exchange-Traded Fund—1.3%
Financials—1.3%
Virtus Seix Senior Loan ETF(9)(10)	210,382	5,013
Total Affiliated Exchange-Traded Fund (Identified Cost $5,061)		5,013

Total Long-Term Investments—97.4% (Identified Cost $385,713)		382,265

	Shares	Value

Securities Lending Collateral—5.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(10)(11)	19,806,031	$ 19,806
Total Securities Lending Collateral (Identified Cost $19,806)		19,806

TOTAL INVESTMENTS—102.4% (Identified Cost $405,519)		$402,071
Other assets and liabilities, net—(2.4)%		(9,379)
NET ASSETS—100.0%		$392,692

Abbreviations:
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $322,317 or 82.1% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	All or a portion of security is on loan.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	All or a portion of the security is restricted.
(9)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Country Weightings†
United States	83%
Bermuda	5
United Kingdom	3
Cayman Islands	2
Ireland	2
France	1
Panama	1
Other	3
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Security	$2,020	$—	$2,020	$—
Convertible Bonds and Notes	2,563	—	2,563	—
Corporate Bonds and Notes	356,442	—	356,442	—
Leveraged Loans	15,909	—	15,909	—
Equity Securities:
Preferred Stock	316	—	—	316
Common Stocks	2	2	—	—(1)
Affiliated Exchange-Traded Fund	5,013	5,013	—	—
Securities Lending Collateral	19,806	19,806	—	—
Total Investments	$402,071	$24,821	$376,934	$316

(1)	Includes internally fair valued securities currently priced at zero ($0).
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.8%
Alabama—1.3%
Jefferson County, Sewer Revenue 5.000%, 10/1/38	$ 1,500	$ 1,649
California—1.2%
California County Tobacco Securitization Agency Revenue,
Series A 5.000%, 6/1/25	200	202
Series A 5.000%, 6/1/27	100	104
Series A 5.000%, 6/1/28	100	105
Los Angeles Unified School District, General Obligation, Series A 5.000%, 7/1/34	1,000	1,180
		1,591

Colorado—5.7%
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AGM Insured) 5.250%, 12/1/49	610	674
E-470 Public Highway Authority, Toll Highway Revenue, Series A 5.000%, 9/1/40	1,500	1,503
Gunnison Watershed School District No. Re 1J,
General Obligation (State AID Withholding Insured) 5.000%, 12/1/41	1,165	1,292
General Obligation (State AID Withholding Insured) 5.000%, 12/1/42	1,000	1,106
Regional Transportation District,
Sales Tax Revenue, Series A 5.000%, 1/15/27	900	925
Sales Tax Revenue, Series A 5.000%, 7/15/27	1,025	1,061
State of Colorado, Certificates of Participation 6.000%, 12/15/39	755	905
		7,466

District of Columbia—1.8%
Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) 5.000%, 10/1/29	1,165	1,230
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond 5.000%, 7/15/48	1,000	1,087
		2,317

Florida—5.9%
Florida Municipal Power Agency Revenue,
Series A 3.000%, 10/1/32	750	691
Series A 3.000%, 10/1/33	750	686
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	1,530	1,667
	Par Value	Value

Florida—continued
Miami-Dade Seaport Department County Revenue, Senior Bonds, Series A (AMT) 5.000%, 10/1/40	$ 2,500	$ 2,669
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	1,650	1,922
		7,635

Idaho—1.9%
Idaho Housing & Finance Association,
Sales Tax Revenue 5.000%, 8/15/39	1,200	1,340
Sales Tax Revenue 5.000%, 8/15/40	1,000	1,107
		2,447

Illinois—5.1%
Chicago O’Hare International Airport Revenue, Senior Lien, Series D (AMT) 5.000%, 1/1/26	2,600	2,645
City of Chicago Wastewater Transmission Revenue,
Second Lien, Series A (AGM Insured) 5.250%, 1/1/40	2,650	2,946
Second Lien, Series B (AGM Insured) 5.000%, 1/1/39	1,000	1,098
		6,689

Indiana—3.3%
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Revenue 5.250%, 1/1/41	3,870	4,297
Maryland—4.5%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,715
Washington Suburban Sanitary Commission, Water Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,155
		5,870

Massachusetts—1.3%
Massachusetts Bay Transportation Authority, Sales Tax Revenue,
Series A 5.000%, 7/1/36	750	878
Series A 5.000%, 7/1/40	750	847
		1,725

Mississippi—2.5%
State of Mississippi, General Obligation, Series C 5.000%, 10/1/36	3,000	3,198
Missouri—0.2%
Metropolitan St Louis Sewer District Revenue, Series B 5.000%, 5/1/47	250	271
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Nevada—0.6%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	$ 760	$ 812
New Jersey—0.9%
New Jersey Economic Development Authority Revenue, Series QQQ 4.000%, 6/15/38	1,150	1,161
New York—9.1%
City of New York,
General Obligation, Series A 5.000%, 8/1/39	1,000	1,126
General Obligation, Series A 5.000%, 8/1/40	1,000	1,120
General Obligation, Series D-1 5.500%, 5/1/46	500	559
New York City Municipal Water Finance Authority, Water Revenue, Series EE 5.000%, 6/15/45	1,445	1,501
New York City Transitional Finance Authority,
Income Tax Revenue, Series G-1 5.000%, 5/1/36	1,840	2,129
Income Tax Revenue, Series G-1 5.000%, 5/1/43	1,310	1,452
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One (AMT) (AGM Insured) 5.000%, 6/30/49	585	606
Port Authority of New York & New Jersey, Revenue (AMT) 5.000%, 1/15/38	1,000	1,084
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels Revenue, Series A 5.000%, 5/15/43	2,000	2,188
		11,765

North Dakota—2.3%
North Dakota Public Finance Authority, Water Revenue, Series A 5.000%, 10/1/28	3,000	3,010
Ohio—6.4%
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	355	370
State of Ohio, General Obligation, Series A 5.000%, 6/15/32	7,735	7,947
		8,317

Oregon—4.6%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,049
Oregon State Lottery Revenue, Series A (MORAL OBLG Insured) 5.000%, 4/1/40	2,750	3,086
Port of Portland, Airport Revenue,
Series 24B (AMT) 5.000%, 7/1/26	750	769
	Par Value	Value

Oregon—continued
Series 24B (AMT) 5.000%, 7/1/30	$ 1,000	$ 1,026
		5,930

Pennsylvania—8.1%
Lancaster County Hospital Authority Revenue
5.000%, 11/1/37	580	613
5.000%, 11/1/40	1,100	1,149
Pennsylvania Economic Development Financing Authority
PENNDOT Major Bridges Revenue (AMT) 5.250%, 6/30/35	750	821
PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/38	1,000	1,102
PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/41	2,000	2,173
Revenue, Series B 4.000%, 5/15/40	1,000	985
Revenue, Series B 4.000%, 5/15/41	1,000	975
Pennsylvania Turnpike Commission,
Toll Highway Revenue, First Subordinate Series 5.000%, 12/1/39	1,000	1,105
Toll Highway Revenue, Series B 5.250%, 12/1/41	1,000	1,117
Toll Highway Revenue, Series B 5.250%, 12/1/52	400	435
		10,475

South Carolina—0.9%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Revenue, Series A 5.250%, 11/1/41	1,000	1,129
Texas—15.4%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	430	436
Brazosport Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,080	1,148
Central Texas Regional Mobility Authority,
Toll Highway Revenue, Senior Lien, Series E 5.000%, 1/1/29	500	531
Toll Highway Revenue, Senior Lien, Series E 5.000%, 1/1/30	1,300	1,399
City of Austin, General Obligation 5.000%, 9/1/28	10	11
City of Corpus Christi, Utility System Revenue, Series B 5.000%, 7/15/40	1,450	1,593
City of Dallas, Waterworks & Sewer System Revenue, Series A 5.000%, 10/1/31	6,845	7,093
City of Houston, Combined Utility System Revenue, First Subordinate Lien, Series A 5.000%, 11/15/38	1,400	1,594
Clifton Higher Education Finance Corp., Revenue (PSF-GTD Insured) 5.000%, 8/15/35	1,715	1,810

See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Texas—continued
Denton Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/48	$ 1,130	$ 1,230
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	537
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	1,300	1,546
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,029
		19,957

Utah—1.0%
City of Salt Lake, Airport Revenue, Series A (AMT) 5.250%, 7/1/38	1,145	1,280
Virginia—1.0%
Virginia Resources Authority, Virginia Pooled Financing Program Lease Revenue, Series A 5.000%, 11/1/33	1,100	1,274
Washington—8.9%
Energy Northwest, Columbia Generating Station Electric Revenue, Series A 5.000%, 7/1/34	5,675	5,754
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	690	727
State of Washington, General Obligation, Series A-1 5.000%, 8/1/29	5,000	5,083
		11,564

Wisconsin—2.9%
Public Finance Authority
Renown Regional Medical Center Project Revenue 5.000%, 6/1/27	300	309
Renown Regional Medical Center Project Revenue 5.000%, 6/1/28	500	520
Renown Regional Medical Center Project Revenue 5.000%, 6/1/29	700	736
Renown Regional Medical Center Project Revenue 5.000%, 6/1/30	1,000	1,062
Revenue 4.000%, 8/1/59(2)	1,090	1,081
		3,708

Total Municipal Bonds (Identified Cost $127,472)		125,537

Total Long-Term Investments—96.8% (Identified Cost $127,472)		125,537

	Shares	Value
Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(3)	590,293	$ 590
Total Short-Term Investment (Identified Cost $590)		590

TOTAL INVESTMENTS—97.3% (Identified Cost $128,062)		$126,127
Other assets and liabilities, net—2.7%		3,563
NET ASSETS—100.0%		$129,690

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
CNTY GTD	County Guarantee Program
MORAL OBLG	Moral Obligation Bond
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At June 30, 2024, 17.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$125,537	$—	$125,537
Money Market Mutual Fund	590	590	—
Total Investments	$126,127	$590	$125,537
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—39.0%
U.S. Treasury Bond 4.250%, 2/15/54	$ 15,297	$ 14,566
U.S. Treasury Notes
3.625%, 5/15/26	2,600	2,547
4.625%, 10/15/26	4,091	4,087
4.250%, 3/15/27	15,700	15,574
3.750%, 12/31/28	7,620	7,426
4.000%, 2/15/34	7,616	7,392
4.375%, 5/15/34	7,199	7,201
Total U.S. Government Securities (Identified Cost $58,673)		58,793

Mortgage-Backed Securities—35.4%
Agency—35.0%
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	829	783
Pool #G60019 4.500%, 3/1/44	322	311
Pool #Q42921 3.500%, 9/1/46	957	872
Pool #Q53881 4.500%, 1/1/48	723	699
Pool #QA3079 3.500%, 10/1/49	464	416
Pool #QA4766 3.500%, 11/1/49	855	773
Pool #QC2692 3.000%, 6/1/51	267	231
Pool #QE1443 4.000%, 5/1/52	364	335
Pool #QE1985 4.500%, 5/1/52	617	584
Pool #QE2366 5.000%, 5/1/52	304	296
Pool #QE4826 4.500%, 7/1/52	635	600
Pool #QE9908 5.500%, 9/1/52	636	630
Pool #QF4847 5.500%, 12/1/52	447	441
Pool #QF8190 6.000%, 2/1/53	799	814
Pool #QF8551 5.500%, 3/1/53	403	398
Pool #RA2579 3.000%, 5/1/50	3,379	2,882
Pool #RA2622 3.000%, 5/1/50	312	266
Pool #RA8188 4.500%, 11/1/52	300	283
Pool #RA8285 4.500%, 10/1/47	1,648	1,562
Pool #RJ0194 6.000%, 11/1/53	1,136	1,143
Pool #SC0203 2.500%, 12/1/41	857	744
Pool #SD0164 3.500%, 12/1/49	944	846
Pool #SD1618 5.000%, 9/1/52	942	912
	Par Value	Value

Agency—continued
Pool #SD2317 6.000%, 1/1/53	$ 1,764	$ 1,774
Pool #SD5272 6.000%, 5/1/54	1,888	1,916
Pool #SI2061 3.500%, 9/1/50	451	400
Pool #ZM5226 3.500%, 12/1/47	478	429
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	694	652
Pool #AB3878 4.000%, 11/1/41	748	703
Pool #AB5924 3.000%, 8/1/42	1,198	1,048
Pool #BO1277 3.000%, 7/1/49	500	426
Pool #BO1345 3.500%, 8/1/49	1,027	920
Pool #BO1351 4.000%, 8/1/49	383	356
Pool #BT7914 5.000%, 10/1/52	1,658	1,609
Pool #BV3044 3.000%, 2/1/52	738	643
Pool #BW0044 5.000%, 7/1/52	928	908
Pool #BW3311 4.500%, 7/1/52	1,628	1,546
Pool #BY8494 5.500%, 8/1/53	1,094	1,090
Pool #CA4166 3.500%, 9/1/49	889	789
Pool #CA5122 3.000%, 2/1/50	525	454
Pool #CB0998 3.000%, 7/1/51	1,225	1,044
Pool #CB3110 2.500%, 3/1/47	1,338	1,101
Pool #CB3630 4.000%, 5/1/52	169	155
Pool #CB3875 3.500%, 6/1/47	1,018	913
Pool #CB4451 4.000%, 8/1/42	488	454
Pool #CB7240 6.000%, 10/1/53	892	897
Pool #FM7290 3.000%, 5/1/51	796	689
Pool #FM8210 3.000%, 4/1/50	637	551
Pool #FS1443 3.500%, 4/1/52	248	221
Pool #FS2249 5.000%, 6/1/52	836	815
Pool #FS2692 5.000%, 8/1/52	1,723	1,681
Pool #FS3262 4.000%, 10/1/46	1,857	1,752
Pool #FS3386 3.500%, 5/1/38	1,166	1,091
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #FS3687 5.000%, 11/1/52	$ 1,046	$ 1,019
Government National Mortgage Association
Pool #787186 6.000%, 10/20/53	1,504	1,520
Pool #787394 5.500%, 5/20/54	1,623	1,625
Pool #CO1904 5.000%, 8/15/52	977	986
Pool #CR3025 5.500%, 12/20/52	857	861
Pool #CR9210 5.500%, 1/20/53	626	621
Pool #CS2411 6.000%, 3/20/53	119	120
Pool #CS5391 6.000%, 1/20/53	725	732
Pool #CS5448 6.000%, 1/20/53	1,056	1,067
Pool #CS7736 6.000%, 4/20/53	422	428
		52,827

Non-Agency—0.4%
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(1)	600	570
Total Mortgage-Backed Securities (Identified Cost $55,289)		53,397

Asset-Backed Securities—4.9%
Automobiles—0.3%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	475	471
Credit Card—1.9%
American Express Credit Account Master Trust
2023-3, A 5.230%, 9/15/28	790	793
2024-2, A 5.240%, 4/15/31	610	621
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month Term SOFR + 0.812%, Cap N/A, Floor 0.550%) 6.140%, 5/15/28(2)	710	709
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	745	743
		2,866

Other—2.7%
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	495	469
2020-1, B1 144A 2.280%, 7/15/60(1)	742	693
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	883	849
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	255	239
	Par Value	Value

Other—continued
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(1)	$ 160	$ 159
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	805	715
Verizon Master Trust 2023-7, A1A 5.670%, 11/20/29	900	911
		4,035

Total Asset-Backed Securities (Identified Cost $7,550)		7,372

Corporate Bonds and Notes—19.2%
Communication Services—0.2%
AT&T, Inc. 3.550%, 9/15/55	590	398
Consumer Discretionary—1.5%
BMW U.S. Capital LLC 144A 1.950%, 8/12/31(1)	464	377
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	417	344
General Motors Financial Co., Inc. 5.750%, 2/8/31	298	299
Hyatt Hotels Corp. 1.800%, 10/1/24	613	606
Hyundai Capital America 144A 5.700%, 6/26/30(1)	593	601
		2,227

Consumer Staples—2.0%
Kimberly-Clark Corp. 4.500%, 2/16/33	552	536
PepsiCo, Inc. 4.650%, 2/15/53	1,200	1,085
Philip Morris International, Inc.
4.875%, 2/13/29	300	297
5.375%, 2/15/33	1,052	1,044
		2,962

Energy—2.0%
Boardwalk Pipelines LP
4.450%, 7/15/27	159	154
3.400%, 2/15/31	290	254
BP Capital Markets America, Inc. 4.812%, 2/13/33	885	858
Enterprise Products Operating LLC 4.200%, 1/31/50	434	348
Pioneer Natural Resources Co. 1.900%, 8/15/30	859	720
Targa Resources Corp. 4.200%, 2/1/33	390	351
Williams Cos., Inc. (The) 3.500%, 10/15/51	418	289
		2,974

Financials—7.7%
AerCap Ireland Capital DAC 3.000%, 10/29/28	324	294

See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
American Express Co. 6.338%, 10/30/26	$ 377	$ 381
Bank of America Corp.
2.087%, 6/14/29	585	519
2.572%, 10/20/32	633	525
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	934	923
BPCE S.A. 144A 5.748%, 7/19/33(1)	550	544
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	305	307
Enact Holdings, Inc. 6.250%, 5/28/29	238	238
Essent Group Ltd. 6.250%, 7/1/29	289	289
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	836	768
JPMorgan Chase & Co. 5.350%, 6/1/34	620	617
KeyBank N.A. 4.390%, 12/14/27	420	398
Macquarie Airfinance Holdings Ltd. 144A 6.400%, 3/26/29(1)	456	464
Morgan Stanley
1.593%, 5/4/27	703	655
(SOFR + 0.509%) 5.869%, 1/22/25(2)	644	644
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38(3)	835	780
PNC Financial Services Group, Inc. (The)
6.615%, 10/20/27	421	431
5.492%, 5/14/30	307	309
Radian Group, Inc. 6.200%, 5/15/29	270	273
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	418	414
U.S. Bancorp
5.384%, 1/23/30	337	338
5.678%, 1/23/35	318	319
UBS Group AG 144A 4.751%, 5/12/28(1)	427	418
Wells Fargo & Co.
3.526%, 3/24/28	494	471
3.350%, 3/2/33	281	244
		11,563

Health Care—1.6%
AbbVie, Inc. 4.250%, 11/21/49	769	641
Amgen, Inc.
5.250%, 3/2/33	592	590
5.650%, 3/2/53	324	319
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	916	884
		2,434

Industrials—2.4%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	711	711
	Par Value	Value

Industrials—continued
BAE Systems plc 144A 5.300%, 3/26/34(1)	$ 386	$ 382
John Deere Capital Corp. 5.150%, 3/3/25	361	360
Owens Corning 5.950%, 6/15/54	372	375
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	488	489
2020-1, B 4.875%, 7/15/27	241	238
United Parcel Service, Inc. 5.050%, 3/3/53	719	672
Veralto Corp. 144A 5.450%, 9/18/33(1)	374	373
		3,600

Materials—1.1%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	658	647
Newmont Corp.
2.250%, 10/1/30(3)	617	527
6.250%, 10/1/39	539	569
		1,743

Real Estate—0.2%
Tanger Properties LP 2.750%, 9/1/31	462	376
Utilities—0.5%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	445	293
Southern Co. (The) Series A 3.700%, 4/30/30	519	479
		772

Total Corporate Bonds and Notes (Identified Cost $30,529)		29,049

Total Long-Term Investments—98.5% (Identified Cost $152,041)		148,611

	Shares
Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(4)(5)	113,221	113
Total Securities Lending Collateral (Identified Cost $113)		113

TOTAL INVESTMENTS—98.6% (Identified Cost $152,154)		$148,724
Other assets and liabilities, net—1.4%		2,085
NET ASSETS—100.0%		$150,809

See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $8,140 or 5.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$58,793	$—	$58,793
Mortgage-Backed Securities	53,397	—	53,397
Asset-Backed Securities	7,372	—	7,372
Corporate Bonds and Notes	29,049	—	29,049
Securities Lending Collateral	113	113	—
Total Investments	$148,724	$113	$148,611
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—93.5%
Agency—93.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
J22F, A2 4.094%, 9/25/24	$ 1,214	$ 1,207
KF55, A (SOFR30A + 0.624%, Cap N/A, Floor 0.510%) 5.949%, 11/25/25(1)	3,400	3,402
KF79, AL (SOFR30A + 0.584%, Cap N/A, Floor 0.470%) 5.909%, 5/25/30(1)	12,689	12,701
KIR1, A1 2.446%, 3/25/26	1,674	1,625
KJ43, AFL (SOFR30A + 0.960%, Cap N/A, Floor 0.960%) 6.284%, 1/25/32(1)	905	908
KLU2, AFL (SOFR30A + 0.734%, Cap N/A, Floor 0.620%) 6.059%, 6/25/28(1)	392	393
Federal Home Loan Mortgage Corp. REMIC
2980, FJ (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 5.748%, 11/15/34(1)	5,011	4,959
3820, FA (SOFR30A + 0.464%, Cap 7.000%, Floor 0.350%) 5.798%, 3/15/41(1)	3,546	3,518
4203, PF (SOFR30A + 0.364%, Cap 6.500%, Floor 0.250%) 5.698%, 9/15/42(1)	4,174	4,094
4794, WF (SOFR30A + 0.464%) 5.793%, 3/15/43(1)	5,643	5,562
4838, VA 4.000%, 3/15/36	1,123	1,103
Federal Home Loan Mortgage Corporation
Pool #1Q1195 (RFUCCT1Y + 1.585%, Cap 10.127%, Floor 1.585%) 6.501%, 5/1/37(1)	1,541	1,571
Pool #1Q1420 (RFUCCT1Y + 1.838%, Cap 10.633%, Floor 1.838%) 6.820%, 9/1/39(1)	1,076	1,107
Pool #2B5891 (RFUCCT1Y + 1.640%, Cap 7.887%, Floor 1.640%) 6.080%, 2/1/47(1)	2,222	2,268
Pool #840337 (RFUCCT1Y + 1.589%, Cap 7.748%, Floor 1.589%) 7.194%, 7/1/46(1)	932	951
Pool #841083 (RFUCCT1Y + 1.643%, Cap 7.821%, Floor 1.643%) 3.935%, 5/1/49(1)	6,919	7,031
Pool #841345 (RFUCCT1Y + 1.624%, Cap 7.682%, Floor 1.624%) 6.398%, 1/1/47(1)	1,592	1,621
Pool #848736 (RFUCCT1Y + 1.750%, Cap 9.552%, Floor 1.750%) 6.105%, 5/1/35(1)	3,868	3,961
Pool #848744 (RFUCCT1Y + 1.789%, Cap 9.108%, Floor 1.789%) 6.620%, 5/1/34(1)	2,134	2,185
Pool #848747 (RFUCCT1Y + 1.864%, Cap 9.998%, Floor 1.864%) 6.752%, 7/1/36(1)	2,065	2,118
	Par Value	Value
Agency—continued
Pool #848796 (RFUCCT1Y + 1.808%, Cap 9.856%, Floor 1.808%) 6.559%, 5/1/37(1)	$ 4,009	$ 4,109
Pool #J13437 3.500%, 11/1/25	929	916
Federal National Mortgage Association
2014-M13, A2 3.021%, 8/25/24(1)	261	260
2014-M9, A2 3.103%, 7/25/24(1)	105	105
2015-M1, A2 2.532%, 9/25/24	167	166
2015-M11, A2 2.944%, 4/25/25(1)	2,739	2,686
2015-M14, FA (SOFR30A + 0.734%, Cap N/A, Floor 0.620%) 6.069%, 10/25/25(1)	10,462	10,462
2015-M6, FA (SOFR30A + 0.414%, Cap N/A, Floor 0.300%) 5.749%, 1/25/26(1)	10,920	10,905
2017-M10, AV2 2.591%, 7/25/24(1)	177	177
Pool #462410 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.620%, Floor 2.375%) 6.780%, 9/1/37(1)	598	589
Pool #AB1006 4.500%, 5/1/25	70	70
Pool #AD0064 (RFUCCT6M + 1.549%, Cap 10.949%, Floor 1.549%) 7.209%, 1/1/35(1)	769	778
Pool #AE0544 (RFUCCT1Y + 1.742%, Cap 8.073%, Floor 1.742%) 5.992%, 11/1/40(1)	1,543	1,596
Pool #AJ6967 3.000%, 11/1/26	331	322
Pool #AL0270 (RFUCCT1Y + 1.689%, Cap 10.560%, Floor 1.689%) 6.034%, 8/1/38(1)	479	484
Pool #AL0323 (RFUCCT1Y + 1.818%, Cap 8.292%, Floor 1.818%) 7.349%, 6/1/41(1)	985	1,016
Pool #AL0960 (RFUCCT1Y + 1.685%, Cap 9.729%, Floor 1.685%) 6.301%, 7/1/37(1)	2,198	2,249
Pool #AL1886 (RFUCCT1Y + 1.752%, Cap 8.455%, Floor 1.752%) 6.480%, 6/1/42(1)	257	264
Pool #AL2202 (RFUCCT1Y + 1.687%, Cap 9.432%, Floor 1.687%) 6.283%, 6/1/36(1)	826	848
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 6.653%, 9/1/37(1)	702	707
Pool #AL6516 (RFUCCT1Y + 1.755%, Cap 8.704%, Floor 1.755%) 6.026%, 4/1/40(1)	1,479	1,526
Pool #AL7477 (RFUCCT1Y + 1.796%, Cap 8.604%, Floor 1.796%) 6.257%, 12/1/40(1)	1,084	1,119
Pool #AL7812 (RFUCCT1Y + 1.729%, Cap 8.361%, Floor 1.729%) 6.002%, 11/1/40(1)	2,660	2,745
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AL8796 (RFUCCT1Y + 1.833%, Cap 8.483%, Floor 1.833%) 6.516%, 9/1/41(1)	$ 3,157	$ 3,251
Pool #AL8827 3.000%, 2/1/29	381	366
Pool #AL8872 (RFUCCT1Y + 1.801%, Cap 8.326%, Floor 1.801%) 6.402%, 7/1/42(1)	4,194	4,317
Pool #BE3734 (RFUCCT1Y + 1.620%, Cap 7.876%, Floor 1.620%) 6.447%, 7/1/47(1)	1,529	1,559
Pool #BL5697 (SOFR30A + 0.764%, Cap 98.860%, Floor 0.650%) 6.089%, 2/1/30(1)	6,300	6,252
Pool #BL6487 (SOFR30A + 0.874%, Cap 98.510%, Floor 0.760%) 6.199%, 4/1/30(1)	10,000	9,982
Pool #BM1805 (RFUCCT1Y + 1.606%, Cap 7.817%, Floor 1.606%) 2.817%, 9/1/47(1)	3,664	3,739
Pool #BM3981 (RFUCCT1Y + 1.752%, Cap 8.643%, Floor 1.752%) 6.391%, 2/1/42(1)	704	726
Pool #BM4556 (RFUCCT1Y + 1.595%, Cap 8.535%, Floor 1.595%) 7.151%, 10/1/48(1)	1,968	2,014
Pool #BM4557 (RFUCCT1Y + 1.765%, Cap 7.885%, Floor 1.769%) 6.442%, 5/1/45(1)	1,775	1,824
Pool #BM6855 (RFUCCT1Y + 1.618%, Cap 7.564%, Floor 1.618%) 2.639%, 6/1/50(1)	7,778	7,358
Pool #BM7024 (RFUCCT1Y + 1.702%, Cap 8.699%, Floor 1.702%) 6.241%, 6/1/49(1)	505	519
Pool #BM7025 (RFUCCT1Y + 1.708%, Cap 8.738%, Floor 1.708%) 6.179%, 5/1/42(1)	6,882	7,091
Pool #BM7473 (SOFR30A + 2.246%, Cap 10.771%, Floor 2.246%) 5.771%, 3/1/54(1)	7,900	7,936
Pool #BS5709 (SOFR30A + 0.460%, Cap 98.230%, Floor 0.460%) 5.784%, 5/1/29(1)	1,000	994
Pool #BW7240 (SOFR30A + 2.120%, Cap 8.870%, Floor 2.120%) 3.868%, 10/1/52(1)	7,115	6,858
Pool #BX2888 (SOFR30A + 2.110%, Cap 10.203%, Floor 2.110%) 5.203%, 12/1/52(1)	3,499	3,477
Pool #FM6371 4.500%, 1/1/27	149	147
Pool #MA2589 3.000%, 4/1/26	247	242
Federal National Mortgage Association REMIC
2005-17, FA (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 5.750%, 3/25/35(1)	3,274	3,235
2005-74, NA (SOFR30A + 0.534%, Cap 6.500%, Floor 0.420%) 5.870%, 5/25/35(1)	6,052	6,011
	Par Value	Value
Agency—continued
2009-66, FP (SOFR30A + 1.014%, Cap 7.000%, Floor 0.900%) 6.350%, 9/25/39(1)	$ 3,740	$ 3,770
2011-62, LF (SOFR30A + 0.514%, Cap 7.000%, Floor 0.400%) 5.850%, 1/25/32(1)	3,787	3,765
2016-67, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.850%, 9/25/46(1)	3,602	3,552
2018-92, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.850%, 5/25/33(1)	3,814	3,771
2018-96, FC (SOFR30A + 0.564%, Cap 6.500%, Floor 0.450%) 5.900%, 10/25/35(1)	3,913	3,873
2019-13, FG (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.850%, 4/25/49(1)	6,444	6,330
FRESB Mortgage Trust
2016-SB13, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 6.139%, 1/25/36(1)	5,226	5,198
2018-SB49, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 6.103%, 4/25/38(1)	7,687	7,565
2019-SB66, A7H 2.390%, 6/25/39(1)	1,263	1,179
Government National Mortgage Association 2009-88, FA (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 6.193%, 10/16/39(1)	3,477	3,492
Small Business Administration
Pool #510032 (PRIME minus 2.650%) 5.850%, 6/25/34(1)	1,075	1,071
Pool #510076 (PRIME minus 2.650%) 5.850%, 5/25/27(1)	836	836
Pool #510083 (PRIME minus 2.650%) 5.850%, 9/25/27(1)	121	121
Pool #510219 (PRIME minus 2.650%) 5.850%, 11/25/28(1)	793	791
Pool #510228 (PRIME minus 2.500%) 6.000%, 7/25/28(1)	239	239
Pool #510241 (PRIME minus 2.600%) 5.900%, 10/25/27(1)	688	686
Pool #510254 (PRIME minus 2.600%) 5.900%, 5/25/28(1)	1,793	1,792
Pool #510256 (PRIME minus 2.600%) 5.900%, 12/25/28(1)	2,682	2,682
Pool #510273 (PRIME minus 2.500%) 6.000%, 11/25/28(1)	2,132	2,140
Pool #530251 (PRIME minus 2.375%) 6.125%, 4/25/32(1)	5,066	5,039
Total Mortgage-Backed Securities (Identified Cost $242,389)		242,174

See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Asset-Backed Security—0.0%
Other—0.0%
SBA Small Business Investment Cos. 2014-10B, 1 3.015%, 9/10/24	$ 104	$ 104
Total Asset-Backed Security (Identified Cost $104)		104

Total Long-Term Investments—93.5% (Identified Cost $242,493)		242,278

Short-Term Investments—3.8%
U.S. Government Securities—3.8%
U.S. Treasury Bills
0.000%, 9/12/24(2)	6,000	5,936
0.000%, 10/29/24(2)	4,000	3,931
Total Short-Term Investments (Identified Cost $9,869)		9,867

TOTAL INVESTMENTS—97.3% (Identified Cost $252,362)		$252,145
Other assets and liabilities, net—2.7%		6,951
NET ASSETS—100.0%		$259,096
Abbreviations:
CMT	Constant Maturity Treasury
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.

The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$9,867	$9,867
Mortgage-Backed Securities	242,174	242,174
Asset-Backed Security	104	104
Total Investments	$252,145	$252,145
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund
Assets
Investment in securities at value(1)	$46,188	$20,781	$1,463,963	$28,712
Cash	1,703	320	62,560	1,406
Receivables
Investment securities sold	3,126	—	51,141	—
Fund shares sold	13	18	3,346	177
Dividends and interest	392	252	11,183	407
Receivable from adviser	1	2	—	—
Prepaid Trustees’ retainer	1	1	31	1
Prepaid expenses	14	23	133	15
Other assets	6	3	185	4
Total assets	51,444	21,400	1,592,542	30,722
Liabilities
Payables
Fund shares repurchased	39	172	4,113	32
Investment securities purchased	4,858	164	134,592	1,150
Dividend distributions	8	—	660	—
Investment advisory fees	—	—	400	1
Distribution and service fees	1	1	14	—(a)
Administration and accounting fees	4	3	123	3
Transfer agent and sub-transfer agent fees and expenses	15	13	360	10
Professional fees	21	19	16	20
Trustee deferred compensation plan	6	3	185	4
Interest expense and/or commitment fees	—(a)	—(a)	53	—(a)
Other accrued expenses	16	10	268	5
Total liabilities	4,968	385	140,784	1,225
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$46,476	$21,015	$1,451,758	$29,497
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$60,812	$34,487	$2,325,069	$31,730
Accumulated earnings (loss)	(14,336)	(13,472)	(873,311)	(2,233)
Net Assets	$46,476	$21,015	$1,451,758	$29,497
Net Assets:
Class A	$6,539	$4,099	$42,371	$3,650
Class C	$—	$338	$7,056	$—
Class I	$38,264	$16,503	$1,218,916	$25,847
Class R6	$1,673	$75	$183,415	$—
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	706,206	555,944	5,410,085	329,489
Class C	—	46,064	900,408	—
Class I	4,131,317	2,250,099	155,605,010	2,334,064
Class R6	180,557	10,256	23,394,844	—
Net Asset Value and Redemption Price Per Share:*
Class A	$9.26	$7.37	$7.83	$11.08
Class C	$—	$7.34	$7.84	$—
Class I	$9.26	$7.33	$7.83	$11.07
Class R6	$9.26	$7.33	$7.84	$—
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$9.62	$7.66	$8.05	$11.39
Maximum Sales Charge - Class A	3.75%	3.75%	2.75%	2.75%
(1) Investment in securities at cost	$47,278	$21,406	$1,494,045	$28,794

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Assets
Investment in securities at value(1)(2)	$397,058	$126,127	$148,724	$252,145
Investment in affiliated funds at value(3)	5,013	—	—	—
Cash	7,715	3,867	2,301	9,455
Receivables
Investment securities sold	779	—	11,250	881
Fund shares sold	246	32	56	220
Dividends and interest	6,743	1,646	1,302	1,048
Tax reclaims	3	—	—	—
Securities lending income	19	—	—(a)	—
Prepaid Trustees’ retainer	10	3	3	6
Prepaid expenses	47	19	31	36
Other assets	50	17	18	33
Total assets	417,683	131,711	163,685	263,824
Liabilities
Payables
Fund shares repurchased	922	133	142	389
Investment securities purchased	3,753	1,725	12,491	3,931
Collateral on securities loaned	19,806	—	113	—
Dividend distributions	133	50	—	193
Investment advisory fees	106	16	9	13
Distribution and service fees	7	1	1	4
Administration and accounting fees	34	12	12	22
Transfer agent and sub-transfer agent fees and expenses	98	43	32	69
Professional fees	36	12	23	25
Trustee deferred compensation plan	50	17	18	33
Interest expense and/or commitment fees	2	1	1	2
Other accrued expenses	44	11	34	47
Total liabilities	24,991	2,021	12,876	4,728
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$392,692	$129,690	$150,809	$259,096
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$488,278	$139,819	$199,574	$272,493
Accumulated earnings (loss)	(95,586)	(10,129)	(48,765)	(13,397)
Net Assets	$392,692	$129,690	$150,809	$259,096
Net Assets:
Class A	$34,238	$6,367	$6,068	$19,056
Class I	$296,068	$123,323	$118,580	$201,536
Class R6	$62,386	$—	$26,161	$38,504
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	4,478,928	581,154	632,977	1,931,460
Class I	37,756,083	11,272,770	12,798,142	20,433,405
Class R6	7,951,260	—	2,824,228	3,898,556
Net Asset Value and Redemption Price Per Share:*
Class A	$7.64	$10.95	$9.59	$9.87
Class I	$7.84	$10.94	$9.27	$9.86
Class R6	$7.85	$—	$9.26	$9.88
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$7.94	$11.26	$9.96	$—
Maximum Sales Charge - Class A	3.75%	2.75%	3.75%	—%
(1) Investment in securities at cost	$400,458	$128,062	$152,154	$252,362
(2) Market value of securities on loan	$18,946	$—	$110	$—
(3) Investment in affiliated funds at cost	$5,061	$—	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2024
($ reported in thousands)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund
Investment Income
Dividends	$25	$13	$1,640	$27
Interest	1,104	845	71,256	538
Securities lending, net of fees	2	1	—	—
Total investment income	1,131	859	72,896	565
Expenses
Investment advisory fees	60	72	3,151	82
Distribution and service fees, Class A	7	5	44	3
Distribution and service fees, Class C	—	2	35	—
Administration and accounting fees	28	22	754	20
Transfer agent fees and expenses	11	8	318	7
Sub-transfer agent fees and expenses, Class A	5	2	16	1
Sub-transfer agent fees and expenses, Class C	—	—(a)	4	—
Sub-transfer agent fees and expenses, Class I	28	25	830	16
Custodian fees	2	1	3	—(a)
Printing fees and expenses	5	6	59	4
Professional fees	16	16	44	16
Interest expense and/or commitment fees	—(a)	—(a)	181	—(a)
Registration fees	19	23	79	15
Trustees’ fees and expenses	2	2	68	2
Miscellaneous expenses	5	6	15	7
Total expenses	188	190	5,601	173
Less net expenses reimbursed and/or waived by investment adviser(1)	(66)	(57)	(850)	(75)
Net expenses	122	133	4,751	98
Net investment income (loss)	1,009	726	68,145	467
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(338)	(1,457)	(28,630)	(43)
Swaps	—	4	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,086)	240	12,819	(660)
Net realized and unrealized gain (loss) on investments	(1,424)	(1,213)	(15,811)	(703)
Net increase (decrease) in net assets resulting from operations	$(415)	$(487)	$52,334	$(236)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2024
($ reported in thousands)
	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Investment Income
Dividends	$184	$165	$43	$111
Dividends from affiliated	143	—	—	—
Interest	11,930	1,952	3,410	7,351
Securities lending, net of fees	82	—	2	—
Total investment income	12,339	2,117	3,455	7,462
Expenses
Investment advisory fees	740	343	183	264
Distribution and service fees, Class A	31	8	8	21
Administration and accounting fees	171	74	78	138
Transfer agent fees and expenses	71	29	32	60
Sub-transfer agent fees and expenses, Class A	20	2	5	2
Sub-transfer agent fees and expenses, Class I	154	86	84	128
Custodian fees	2	—(a)	2	1
Printing fees and expenses	23	7	10	32
Professional fees	109	18	19	151
Interest expense and/or commitment fees	1	1	1	1
Registration fees	25	18	21	23
Trustees’ fees and expenses	11	6	7	13
Miscellaneous expenses	4	13	6	21
Total expenses	1,362	605	456	855
Less net expenses reimbursed and/or waived by investment adviser(1)	(319)	(243)	(133)	(334)
Net expenses	1,043	362	323	521
Net investment income (loss)	11,296	1,755	3,132	6,941
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(3,698)	384	(864)	(15)
Futures	—	—	—	4
Swaps	—	—	23	—
Net change in unrealized appreciation (depreciation) on:
Investments	682	(2,022)	(3,506)	409
Affiliated fund	(48)	—	—	—
Futures	—	—	—	246
Net realized and unrealized gain (loss) on investments	(3,064)	(1,638)	(4,347)	644
Net increase (decrease) in net assets resulting from operations	$8,232	$117	$(1,215)	$7,585

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Seix Core Bond Fund		Seix Corporate Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,009	$2,171	$726	$1,785
Net realized gain (loss)	(338)	(3,655)	(1,453)	(6,748)
Net change in unrealized appreciation (depreciation)	(1,086)	4,334	240	8,263
Increase (decrease) in net assets resulting from operations	(415)	2,850	(487)	3,300
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(118)	(221)	(86)	(165)
Class C	—	—	(6)	(11)
Class I	(850)	(1,879)	(630)	(1,482)
Class R6	(40)	(72)	(2)	(3)
Total dividends and distributions to shareholders	(1,008)	(2,172)	(724)	(1,661)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	791	(385)	(735)	(242)
Class C	—	—	(12)	(149)
Class I	(6,035)	(7,186)	(24,556)	971
Class R6	(271)	381	—	—
Increase (decrease) in net assets from capital transactions	(5,515)	(7,190)	(25,303)	580
Net increase (decrease) in net assets	(6,938)	(6,512)	(26,514)	2,219
Net Assets
Beginning of period	53,414	59,926	47,529	45,310
End of Period	$46,476	$53,414	$21,015	$47,529
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Floating Rate High Income Fund		Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$68,145	$152,700	$467	$1,229
Net realized gain (loss)	(28,630)	(30,777)	(43)	(1,084)
Net change in unrealized appreciation (depreciation)	12,819	71,283	(660)	2,092
Increase (decrease) in net assets resulting from operations	52,334	193,206	(236)	2,237
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,570)	(2,828)	(53)	(120)
Class C	(293)	(730)	—	—
Class I	(57,983)	(129,352)	(411)	(1,105)
Class R6	(8,310)	(19,794)	—	—
Total dividends and distributions to shareholders	(68,156)	(152,704)	(464)	(1,225)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	9,515	(401)	(482)	(1,202)
Class C	(52)	(3,818)	—	—
Class I	(71,341)	(526,052)	(6,843)	(5,318)
Class R6	(2,431)	(69,394)	—	—
Increase (decrease) in net assets from capital transactions	(64,309)	(599,665)	(7,325)	(6,520)
Net increase (decrease) in net assets	(80,131)	(559,163)	(8,025)	(5,508)
Net Assets
Beginning of period	1,531,889	2,091,052	37,522	43,030
End of Period	$1,451,758	$1,531,889	$29,497	$37,522
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix High Yield Fund		Seix Investment Grade Tax-Exempt Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$11,296	$15,610	$1,755	$3,738
Net realized gain (loss)	(3,698)	(13,840)	384	(2,339)
Net change in unrealized appreciation (depreciation)	634	27,618	(2,022)	6,014
Increase (decrease) in net assets resulting from operations	8,232	29,388	117	7,413
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(826)	(676)	(78)	(157)
Class I	(8,400)	(12,009)	(1,693)	(3,565)
Class R6	(2,058)	(2,860)	—	—
Total dividends and distributions to shareholders	(11,284)	(15,545)	(1,771)	(3,722)
Net assets from merger:
Change in Net Assets from Capital Transactions (See Note 6):
Class A	25,499	(1,274)	(460)	(368)
Class I	124,766	(46,272)	(9,172)	(21,924)
Class R6	7,807	11,827	—	—
Increase (decrease) in net assets from capital transactions	158,072	(35,719)	(9,632)	(22,292)
Net increase (decrease) in net assets	155,020	(21,876)	(11,286)	(18,601)
Net Assets
Beginning of period	237,672	259,548	140,976	159,577
End of Period	$392,692	$237,672	$129,690	$140,976
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Total Return Bond Fund		Seix U.S. Government Securities Ultra-Short Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$3,132	$6,888	$6,941	$14,352
Net realized gain (loss)	(841)	(13,900)	(11)	(3,466)
Net change in unrealized appreciation (depreciation)	(3,506)	15,169	655	6,309
Increase (decrease) in net assets resulting from operations	(1,215)	8,157	7,585	17,195
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(121)	(213)	(429)	(560)
Class I	(2,349)	(4,749)	(5,288)	(11,451)
Class R6	(656)	(1,426)	(1,224)	(2,344)
Total dividends and distributions to shareholders	(3,126)	(6,388)	(6,941)	(14,355)
Net assets from merger:
Change in Net Assets from Capital Transactions (See Note 6):
Class A	37	(1,608)	4,032	1,251
Class I	5,099	(37,317)	(3,086)	(141,905)
Class R6	(9,593)	(4,887)	(4,024)	(33,012)
Increase (decrease) in net assets from capital transactions	(4,457)	(43,812)	(3,078)	(173,666)
Net increase (decrease) in net assets	(8,798)	(42,043)	(2,434)	(170,826)
Net Assets
Beginning of period	159,607	201,650	261,530	432,356
End of Period	$150,809	$159,607	$259,096	$261,530
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)

Seix Core Bond Fund
Class A
1/1/24 to 6/30/24(7)	$9.51	0.19	(0.25)	(0.06)	(0.19)	—	—	(0.19)	(0.25)	$9.26	(0.63) %	$6,539	0.64%	1.05%	4.10%	72%
1/1/23 to 12/31/23	9.40	0.34	0.11	0.45	(0.34)	—	—	(0.34)	0.11	9.51	4.86	5,908	0.64	1.02	3.59	161
1/1/22 to 12/31/22	11.20	0.21	(1.75)	(1.54)	(0.22)	—	(0.04)	(0.26)	(1.80)	9.40	(13.85)	6,240	0.66 (8)	0.95	2.13	175
1/1/21 to 12/31/21	11.52	0.09	(0.26)	(0.17)	(0.09)	—	(0.06)	(0.15)	(0.32)	11.20	(1.43)	8,651	0.64	0.88	0.82	149
1/1/20 to 12/31/20	10.91	0.10	0.87	0.97	(0.11)	—	(0.25)	(0.36)	0.61	11.52	8.91	10,943	0.64	0.89	0.88	221
1/1/19 to 12/31/19	10.36	0.22	0.55	0.77	(0.22)	—	—	(0.22)	0.55	10.91	7.48	9,183	0.64	0.91	2.03	197
Class I
1/1/24 to 6/30/24(7)	$9.52	0.20	(0.26)	(0.06)	(0.20)	—	—	(0.20)	(0.26)	$9.26	(0.67) %	$38,264	0.50%	0.76%	4.23%	72%
1/1/23 to 12/31/23	9.40	0.35	0.12	0.47	(0.35)	—	—	(0.35)	0.12	9.52	5.11	45,509	0.50	0.71	3.72	161
1/1/22 to 12/31/22	11.20	0.22	(1.75)	(1.53)	(0.23)	—	(0.04)	(0.27)	(1.80)	9.40	(13.72)	52,113	0.51 (8)	0.66	2.21	175
1/1/21 to 12/31/21	11.53	0.11	(0.27)	(0.16)	(0.11)	—	(0.06)	(0.17)	(0.33)	11.20	(1.38)	96,081	0.50	0.60	0.94	149
1/1/20 to 12/31/20	10.91	0.10	0.89	0.99	(0.12)	—	(0.25)	(0.37)	0.62	11.53	9.15	187,741	0.50	0.59	0.90	221
1/1/19 to 12/31/19	10.36	0.24	0.54	0.78	(0.23)	—	—	(0.23)	0.55	10.91	7.63	93,576	0.50	0.64	2.21	197
Class R6
1/1/24 to 6/30/24(7)	$9.52	0.20	(0.26)	(0.06)	(0.20)	—	—	(0.20)	(0.26)	$9.26	(0.60) %	$1,673	0.36%	0.62%	4.37%	72%
1/1/23 to 12/31/23	9.40	0.36	0.12	0.48	(0.36)	—	—	(0.36)	0.12	9.52	5.26	1,997	0.36	0.60	3.90	161
1/1/22 to 12/31/22	11.20	0.24	(1.75)	(1.51)	(0.25)	—	(0.04)	(0.29)	(1.80)	9.40	(13.60)	1,573	0.38 (8)	0.53	2.40	175
1/1/21 to 12/31/21	11.53	0.13	(0.27)	(0.14)	(0.13)	—	(0.06)	(0.19)	(0.33)	11.20	(1.24)	2,526	0.36	0.48	1.12	149
1/1/20 to 12/31/20	10.91	0.14	0.87	1.01	(0.14)	—	(0.25)	(0.39)	0.62	11.53	9.31	1,539	0.36	0.49	1.21	221
1/1/19 to 12/31/19	10.36	0.23	0.57	0.80	(0.25)	—	—	(0.25)	0.55	10.91	7.78	2,025	0.36	0.50	2.12	197

Seix Corporate Bond Fund
Class A
1/1/24 to 6/30/24(7)	$7.57	0.14	(0.20)	(0.06)	(0.14)	—	—	(0.14)	(0.20)	$7.37	(0.76) %	$4,099	0.95%	1.24%	3.88%	22%
1/1/23 to 12/31/23	7.26	0.26	0.29	0.55	(0.24)	—	—	(0.24)	0.31	7.57	7.69	4,958	0.94	1.14	3.50	112
1/1/22 to 12/31/22	9.33	0.22	(1.93)	(1.71)	(0.20)	—	(0.16)	(0.36)	(2.07)	7.26	(18.45)	5,008	0.97 (8)	1.15	2.77	99
1/1/21 to 12/31/21	9.89	0.18	(0.37)	(0.19)	(0.16)	—	(0.21)	(0.37)	(0.56)	9.33	(1.90)	7,806	0.95	1.04	1.85	164
1/1/20 to 12/31/20	8.95	0.20	1.34	1.54	(0.24)	—	(0.36)	(0.60)	0.94	9.89	17.44	8,765	0.95	1.03	2.07	135
1/1/19 to 12/31/19	8.15	0.23	0.78	1.01	(0.21)	—	—	(0.21)	0.80	8.95	12.47	5,599	0.95	1.10	2.69	118
Class C
1/1/24 to 6/30/24(7)	$7.53	0.12	(0.19)	(0.07)	(0.12)	—	—	(0.12)	(0.19)	$7.34	(0.98) %	$338	1.65%	2.00%	3.17%	22%
1/1/23 to 12/31/23	7.23	0.20	0.29	0.49	(0.19)	—	—	(0.19)	0.30	7.53	6.82	359	1.64	1.89	2.79	112
1/1/22 to 12/31/22	9.29	0.16	(1.92)	(1.76)	(0.14)	—	(0.16)	(0.30)	(2.06)	7.23	(19.00)	490	1.66 (8)	1.89	2.05	99
1/1/21 to 12/31/21	9.84	0.11	(0.36)	(0.25)	(0.09)	—	(0.21)	(0.30)	(0.55)	9.29	(2.50)	819	1.65	1.76	1.14	164
1/1/20 to 12/31/20	8.91	0.13	1.33	1.46	(0.17)	—	(0.36)	(0.53)	0.93	9.84	16.57	1,365	1.65	1.78	1.34	135
1/1/19 to 12/31/19	8.11	0.16	0.78	0.94	(0.14)	—	—	(0.14)	0.80	8.91	11.60	671	1.65	1.84	1.87	118
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
Seix Corporate Bond Fund (Continued)
Class I
1/1/24 to 6/30/24(7)	$7.53	0.15	(0.20)	(0.05)	(0.15)	—	—	(0.15)	(0.20)	$7.33	(0.65) %	$16,503	0.70%	1.02%	4.07%	22%
1/1/23 to 12/31/23	7.22	0.27	0.30	0.57	(0.26)	—	—	(0.26)	0.31	7.53	7.98	42,135	0.69	0.90	3.75	112
1/1/22 to 12/31/22	9.28	0.24	(1.92)	(1.68)	(0.22)	—	(0.16)	(0.38)	(2.06)	7.22	(18.25)	39,738	0.72 (8)	0.98	3.02	99
1/1/21 to 12/31/21	9.84	0.20	(0.37)	(0.17)	(0.18)	—	(0.21)	(0.39)	(0.56)	9.28	(1.67)	54,087	0.70	0.77	2.07	164
1/1/20 to 12/31/20	8.90	0.22	1.35	1.57	(0.27)	—	(0.36)	(0.63)	0.94	9.84	17.82	103,866	0.70	0.80	2.26	135
1/1/19 to 12/31/19	8.11	0.25	0.77	1.02	(0.23)	—	—	(0.23)	0.79	8.90	12.66	32,896	0.70	0.86	2.90	118
Class R6
1/1/24 to 6/30/24(7)	$7.52	0.16	(0.19)	(0.03)	(0.16)	—	—	(0.16)	(0.19)	$7.33	(0.52) %	$75	0.43%	0.88%	4.40%	22%
1/1/23 to 12/31/23	7.22	0.29	0.28	0.57	(0.27)	—	—	(0.27)	0.30	7.52	8.13	77	0.42	0.79	4.02	112
1/1/22 to 12/31/22	9.28	0.26	(1.92)	(1.66)	(0.24)	—	(0.16)	(0.40)	(2.06)	7.22	(18.02)	74	0.45 (8)	0.78	3.31	99
1/1/21 to 12/31/21	9.83	0.23	(0.36)	(0.13)	(0.21)	—	(0.21)	(0.42)	(0.55)	9.28	(1.31)	95	0.43	0.70	2.37	164
10/20/20(9) to 12/31/20	9.75	0.05	0.41	0.46	(0.10)	—	(0.28)	(0.38)	0.08	9.83	4.75	101	0.43	0.71	2.51	135 (10)

Seix Floating Rate High Income Fund
Class A
1/1/24 to 6/30/24(7)	$7.92	0.35	(0.09)	0.26	(0.35)	—	—	(0.35)	(0.09)	$7.83	3.32%	$42,371	0.96% (11)	0.97%	8.91%	59%
1/1/23 to 12/31/23	7.74	0.69	0.18	0.87	(0.69)	—	—	(0.69)	0.18	7.92	11.65	33,242	0.96 (11)	0.99	8.76	45
1/1/22 to 12/31/22	8.23	0.38	(0.48)	(0.10)	(0.39)	—	—	(0.39)	(0.49)	7.74	(1.20)	32,916	0.97 (8)(11)(12)	0.97	4.84	57
1/1/21 to 12/31/21	8.09	0.28	0.13	0.41	(0.27)	—	—	(0.27)	0.14	8.23	5.14	42,301	0.95 (11)(12)(13)	0.95	3.35	72
1/1/20 to 12/31/20	8.40	0.30	(0.31)	(0.01)	(0.30)	—	—	(0.30)	(0.31)	8.09	0.06	35,224	0.96 (11)	0.96	3.76	68
1/1/19 to 12/31/19	8.30	0.41	0.11	0.52	(0.42)	—	—	(0.42)	0.10	8.40	6.30	47,938	0.95 (11)(13)	0.93	4.79	17
Class C
1/1/24 to 6/30/24(7)	$7.92	0.33	(0.08)	0.25	(0.33)	—	—	(0.33)	(0.08)	$7.84	3.16%	$7,056	1.54% (11)	1.75%	8.34%	59%
1/1/23 to 12/31/23	7.75	0.64	0.17	0.81	(0.64)	—	—	(0.64)	0.17	7.92	10.87	7,183	1.54 (11)	1.75	8.14	45
1/1/22 to 12/31/22	8.24	0.33	(0.48)	(0.15)	(0.34)	—	—	(0.34)	(0.49)	7.75	(1.77)	10,793	1.55 (8)(11)	1.73	4.22	57
1/1/21 to 12/31/21	8.09	0.23	0.14	0.37	(0.22)	—	—	(0.22)	0.15	8.24	4.65	14,303	1.54 (11)	1.73	2.74	72
1/1/20 to 12/31/20	8.40	0.25	(0.31)	(0.06)	(0.25)	—	—	(0.25)	(0.31)	8.09	(0.52)	21,841	1.54 (11)	1.68	3.19	68
1/1/19 to 12/31/19	8.30	0.36	0.11	0.47	(0.37)	—	—	(0.37)	0.10	8.40	5.68	37,586	1.53 (11)	1.65	4.21	17
Class I
1/1/24 to 6/30/24(7)	$7.92	0.36	(0.09)	0.27	(0.36)	—	—	(0.36)	(0.09)	$7.83	3.48%	$1,218,916	0.64% (11)	0.77%	9.25%	59%
1/1/23 to 12/31/23	7.74	0.71	0.18	0.89	(0.71)	—	—	(0.71)	0.18	7.92	12.00	1,303,700	0.64 (11)	0.77	9.02	45
1/1/22 to 12/31/22	8.23	0.40	(0.48)	(0.08)	(0.41)	—	—	(0.41)	(0.49)	7.74	(0.89)	1,795,243	0.65 (8)(11)	0.75	5.09	57
1/1/21 to 12/31/21	8.09	0.30	0.14	0.44	(0.30)	—	—	(0.30)	0.14	8.23	5.47	2,102,532	0.64 (11)	0.73	3.65	72
1/1/20 to 12/31/20	8.40	0.32	(0.30)	0.02	(0.33)	—	—	(0.33)	(0.31)	8.09	0.38	1,526,917	0.64 (11)	0.75	4.10	68
1/1/19 to 12/31/19	8.30	0.43	0.11	0.54	(0.44)	—	—	(0.44)	0.10	8.40	6.63	2,701,126	0.63 (11)	0.72	5.13	17
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
Seix Floating Rate High Income Fund (Continued)
Class R6
1/1/24 to 6/30/24(7)	$7.92	0.37	(0.08)	0.29	(0.37)	—	—	(0.37)	(0.08)	$7.84	3.54%	$183,415	0.54% (11)	0.64%	9.35%	59%
1/1/23 to 12/31/23	7.75	0.72	0.17	0.89	(0.72)	—	—	(0.72)	0.17	7.92	11.97	187,764	0.54 (11)	0.64	9.13	45
1/1/22 to 12/31/22	8.24	0.42	(0.49)	(0.07)	(0.42)	—	—	(0.42)	(0.49)	7.75	(0.78)	252,100	0.55 (8)(11)	0.63	5.26	57
1/1/21 to 12/31/21	8.10	0.31	0.14	0.45	(0.31)	—	—	(0.31)	0.14	8.24	5.57	255,611	0.54 (11)	0.62	3.76	72
1/1/20 to 12/31/20	8.40	0.34	(0.31)	0.03	(0.33)	—	—	(0.33)	(0.30)	8.10	0.61	142,506	0.54 (11)	0.63	4.30	68
1/1/19 to 12/31/19	8.30	0.44	0.11	0.55	(0.45)	—	—	(0.45)	0.10	8.40	6.74	552,427	0.53 (11)	0.61	5.21	17

Seix High Grade Municipal Bond Fund
Class A
1/1/24 to 6/30/24(7)	$11.31	0.15	(0.23)	(0.08)	(0.15)	—	—	(0.15)	(0.23)	$11.08	(0.71) %	$3,650	0.73%	1.13%	2.71%	20%
1/1/23 to 12/31/23	10.90	0.29	0.41	0.70	(0.29)	—	—	(0.29)	0.41	11.31	6.53	4,215	0.73	1.05	2.65	64
1/1/22 to 12/31/22	12.18	0.18	(1.24)	(1.06)	(0.18)	—	(0.04)	(0.22)	(1.28)	10.90	(8.69)	5,217	0.74 (8)	1.03	1.60	99
1/1/21 to 12/31/21	12.42	0.11	(0.07)	0.04	(0.11)	—	(0.17)	(0.28)	(0.24)	12.18	0.35	6,711	0.73	0.94	0.91	48
1/1/20 to 12/31/20	12.05	0.13	0.69	0.82	(0.13)	—	(0.32)	(0.45)	0.37	12.42	6.85	7,626	0.75 (14)	0.95	1.04	203
1/1/19 to 12/31/19	11.62	0.21	0.67	0.88	(0.21)	—	(0.24)	(0.45)	0.43	12.05	7.67	6,893	0.75	0.98	1.78	233
Class I
1/1/24 to 6/30/24(7)	$11.30	0.16	(0.23)	(0.07)	(0.16)	—	—	(0.16)	(0.23)	$11.07	(0.64) %	$25,847	0.58%	1.04%	2.86%	20%
1/1/23 to 12/31/23	10.90	0.31	0.40	0.71	(0.31)	—	—	(0.31)	0.40	11.30	6.60	33,307	0.58	0.96	2.80	64
1/1/22 to 12/31/22	12.18	0.19	(1.23)	(1.04)	(0.20)	—	(0.04)	(0.24)	(1.28)	10.90	(8.56)	37,813	0.59 (8)	0.94	1.73	99
1/1/21 to 12/31/21	12.42	0.13	(0.07)	0.06	(0.13)	—	(0.17)	(0.30)	(0.24)	12.18	0.50	51,358	0.58	0.85	1.06	48
1/1/20 to 12/31/20	12.05	0.15	0.69	0.84	(0.15)	—	(0.32)	(0.47)	0.37	12.42	7.01	74,004	0.60 (14)	0.86	1.18	203
1/1/19 to 12/31/19	11.62	0.23	0.67	0.90	(0.23)	—	(0.24)	(0.47)	0.43	12.05	7.83	53,306	0.60	0.89	1.91	233

Seix High Yield Fund
Class A
1/1/24 to 6/30/24(7)	$7.71	0.26	(0.08)	0.18	(0.25)	—	—	(0.25)	(0.07)	$7.64	2.40%	$34,238	0.82%	1.12%	6.71%	36%
1/1/23 to 12/31/23	7.27	0.45	0.44	0.89	(0.45)	—	—	(0.45)	0.44	7.71	12.68	10,498	0.81	1.10	6.11	74
1/1/22 to 12/31/22	8.56	0.38	(1.29)	(0.91)	(0.38)	—	—	(0.38)	(1.29)	7.27	(10.70)	11,178	0.84 (8)	1.04	4.99	66
1/1/21 to 12/31/21	8.59	0.34	(0.03)	0.31	(0.34)	—	—	(0.34)	(0.03)	8.56	3.69	18,370	0.82	1.01	4.01	93
1/1/20 to 12/31/20	8.19	0.37	0.40	0.77	(0.37)	—	—	(0.37)	0.40	8.59	9.86	11,608	0.82	1.05	4.54	182
1/1/19 to 12/31/19	7.62	0.38	0.57	0.95	(0.38)	—	—	(0.38)	0.57	8.19	12.64	4,623	0.82	1.04	4.70	98
Class I
1/1/24 to 6/30/24(7)	$7.91	0.27	(0.07)	0.20	(0.27)	—	—	(0.27)	(0.07)	$7.84	2.51%	$296,068	0.64%	0.83%	6.86%	36%
1/1/23 to 12/31/23	7.46	0.48	0.45	0.93	(0.48)	—	—	(0.48)	0.45	7.91	12.87	172,351	0.63	0.78	6.28	74
1/1/22 to 12/31/22	8.78	0.40	(1.32)	(0.92)	(0.40)	—	—	(0.40)	(1.32)	7.46	(10.51)	208,171	0.65 (8)	0.77	5.12	66
1/1/21 to 12/31/21	8.81	0.37	(0.03)	0.34	(0.37)	—	—	(0.37)	(0.03)	8.78	3.88	430,620	0.64	0.73	4.21	93
1/1/20 to 12/31/20	8.41	0.40	0.40	0.80	(0.40)	—	—	(0.40)	0.40	8.81	9.93	362,138	0.64	0.76	4.81	182
1/1/19 to 12/31/19	7.82	0.41	0.58	0.99	(0.40)	—	—	(0.40)	0.59	8.41	12.91	292,284	0.64	0.77	4.93	98
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
Seix High Yield Fund (Continued)
Class R6
1/1/24 to 6/30/24(7)	$7.91	0.27	(0.06)	0.21	(0.27)	—	—	(0.27)	(0.06)	$7.85	2.70%	$62,386	0.53%	0.70%	6.95%	36%
1/1/23 to 12/31/23	7.46	0.49	0.45	0.94	(0.49)	—	—	(0.49)	0.45	7.91	12.99	54,823	0.52	0.66	6.47	74
1/1/22 to 12/31/22	8.78	0.42	(1.33)	(0.91)	(0.41)	—	—	(0.41)	(1.32)	7.46	(10.41)	40,199	0.55 (8)	0.67	5.45	66
1/1/21 to 12/31/21	8.81	0.38	(0.03)	0.35	(0.38)	—	—	(0.38)	(0.03)	8.78	4.00	19,943	0.53	0.64	4.32	93
1/1/20 to 12/31/20	8.41	0.41	0.40	0.81	(0.41)	—	—	(0.41)	0.40	8.81	10.05	11,850	0.53	0.67	4.92	182
1/1/19 to 12/31/19	7.82	0.40	0.60	1.00	(0.41)	—	—	(0.41)	0.59	8.41	13.03	5,645	0.53	0.67	4.89	98

Seix Investment Grade Tax-Exempt Bond Fund
Class A
1/1/24 to 6/30/24(7)	$11.08	0.13	(0.13)	—	(0.13)	—	—	(0.13)	(0.13)	$10.95	0.03%	$6,367	0.67%	1.06%	2.41%	19%
1/1/23 to 12/31/23	10.79	0.25	0.29	0.54	(0.25)	—	—	(0.25)	0.29	11.08	5.04	6,902	0.66	1.03	2.28	56
1/1/22 to 12/31/22	11.73	0.15	(0.93)	(0.78)	(0.15)	—	(0.01)	(0.16)	(0.94)	10.79	(6.62)	7,086	0.69 (8)	1.04	1.37	71
1/1/21 to 12/31/21	11.99	0.07	(0.08)	(0.01)	(0.07)	—	(0.18)	(0.25)	(0.26)	11.73	(0.04)	7,592	0.71 (14)	1.01	0.58	95
1/1/20 to 12/31/20	11.72	0.10	0.57	0.67	(0.10)	—	(0.30)	(0.40)	0.27	11.99	5.73	8,902	0.73 (14)	1.01	0.84	173
1/1/19 to 12/31/19	11.45	0.19	0.55	0.74	(0.19)	—	(0.28)	(0.47)	0.27	11.72	6.54	9,329	0.75 (14)	1.00	1.65	203
Class I
1/1/24 to 6/30/24(7)	$11.07	0.14	(0.13)	0.01	(0.14)	—	—	(0.14)	(0.13)	$10.94	0.10%	$123,323	0.52%	0.87%	2.56%	19%
1/1/23 to 12/31/23	10.78	0.26	0.29	0.55	(0.26)	—	—	(0.26)	0.29	11.07	5.19	134,074	0.51	0.83	2.42	56
1/1/22 to 12/31/22	11.72	0.16	(0.93)	(0.77)	(0.16)	—	(0.01)	(0.17)	(0.94)	10.78	(6.49)	152,491	0.53 (8)	0.84	1.48	71
1/1/21 to 12/31/21	11.98	0.09	(0.08)	0.01	(0.09)	—	(0.18)	(0.27)	(0.26)	11.72	0.11	249,172	0.56 (14)	0.80	0.73	95
1/1/20 to 12/31/20	11.70	0.12	0.58	0.70	(0.12)	—	(0.30)	(0.42)	0.28	11.98	5.98	288,699	0.58 (14)	0.82	0.98	173
1/1/19 to 12/31/19	11.43	0.21	0.55	0.76	(0.21)	—	(0.28)	(0.49)	0.27	11.70	6.71	295,280	0.60 (14)	0.81	1.80	203

Seix Total Return Bond Fund
Class A
1/1/24 to 6/30/24(7)	$9.85	0.19	(0.26)	(0.07)	(0.19)	—	—	(0.19)	(0.26)	$9.59	(0.68) %	$6,068	0.70%	0.92%	4.03%	77%
1/1/23 to 12/31/23	9.75	0.34	0.08	0.42	(0.32)	—	—	(0.32)	0.10	9.85	4.37	6,198	0.69	0.94	3.52	167
1/1/22 to 12/31/22	11.63	0.22	(1.80)	(1.58)	(0.19)	—	(0.11)	(0.30)	(1.88)	9.75	(13.70)	7,707	0.72 (8)	0.89	2.08	169
1/1/21 to 12/31/21	11.93	0.12	(0.30)	(0.18)	(0.09)	—	(0.03)	(0.12)	(0.30)	11.63	(1.47)	11,991	0.70	0.86	1.01	131
1/1/20 to 12/31/20	11.03	0.15	1.05	1.20	(0.21)	—	(0.09)	(0.30)	0.90	11.93	10.91	12,879	0.70	0.87	1.27	186
1/1/19 to 12/31/19	10.52	0.22	0.48	0.70	(0.13)	(0.06)	—	(0.19)	0.51	11.03	6.69	24,861	0.70	0.94	2.04	190
Class I
1/1/24 to 6/30/24(7)	$9.52	0.20	(0.25)	(0.05)	(0.20)	—	—	(0.20)	(0.25)	$9.27	(0.55) %	$118,580	0.46%	0.64%	4.26%	77%
1/1/23 to 12/31/23	9.42	0.35	0.08	0.43	(0.33)	—	—	(0.33)	0.10	9.52	4.65	116,684	0.45	0.60	3.75	167
1/1/22 to 12/31/22	11.25	0.23	(1.74)	(1.51)	(0.21)	—	(0.11)	(0.32)	(1.83)	9.42	(13.57)	152,706	0.48 (8)	0.59	2.30	169
1/1/21 to 12/31/21	11.54	0.14	(0.28)	(0.14)	(0.12)	—	(0.03)	(0.15)	(0.29)	11.25	(1.23)	274,304	0.46	0.56	1.25	131
1/1/20 to 12/31/20	10.68	0.16	1.03	1.19	(0.24)	—	(0.09)	(0.33)	0.86	11.54	11.12	295,811	0.46	0.57	1.38	186
1/1/19 to 12/31/19	10.17	0.24	0.48	0.72	(0.15)	(0.06)	—	(0.21)	0.51	10.68	7.12	220,036	0.46	0.59	2.32	190
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
Seix Total Return Bond Fund (Continued)
Class R6
1/1/24 to 6/30/24(7)	$9.52	0.20	(0.26)	(0.06)	(0.20)	—	—	(0.20)	(0.26)	$9.26	(0.58) %	$26,161	0.31%	0.49%	4.40%	77%
1/1/23 to 12/31/23	9.42	0.37	0.07	0.44	(0.34)	—	—	(0.34)	0.10	9.52	4.81	36,725	0.30	0.48	3.92	167
1/1/22 to 12/31/22	11.24	0.24	(1.73)	(1.49)	(0.22)	—	(0.11)	(0.33)	(1.82)	9.42	(13.36)	41,237	0.32 (8)	0.46	2.35	169
1/1/21 to 12/31/21	11.53	0.16	(0.28)	(0.12)	(0.14)	—	(0.03)	(0.17)	(0.29)	11.24	(1.08)	92,787	0.31	0.45	1.40	131
1/1/20 to 12/31/20	10.67	0.17	1.03	1.20	(0.25)	—	(0.09)	(0.34)	0.86	11.53	11.30	123,041	0.31	0.46	1.53	186
1/1/19 to 12/31/19	10.17	0.26	0.46	0.72	(0.16)	(0.06)	—	(0.22)	0.50	10.67	7.18	61,313	0.31	0.45	2.51	190

Seix U.S. Government Securities Ultra-Short Bond Fund
Class A
1/1/24 to 6/30/24(7)	$9.84	0.25	0.02	0.27	(0.24)	—	—	(0.24)	0.03	$9.87	2.82%	$19,056	0.65% (14)	0.83%	5.03%	7%
1/1/23 to 12/31/23	9.75	0.41	0.08	0.49	(0.40)	—	—	(0.40)	0.09	9.84	5.17	14,985	0.65	0.68	4.15	4
1/1/22 to 12/31/22	10.01	0.12	(0.26)	(0.14)	(0.12)	—	—	(0.12)	(0.26)	9.75	(1.39)	13,607	0.68 (8)(12)(13)	0.66	1.17	37
1/1/21 to 12/31/21	10.04	(0.01)	(0.02)	(0.03)	— (15)	— (15)	—	— (15)	(0.03)	10.01	(0.29)	15,323	0.66	0.67	(0.07)	52
1/1/20 to 12/31/20	10.00	0.04	0.06	0.10	(0.06)	—	—	(0.06)	0.04	10.04	0.99	33,092	0.66	0.66	0.41	54
1/1/19 to 12/31/19	9.99	0.19	0.02	0.21	(0.20)	—	—	(0.20)	0.01	10.00	2.11	13,741	0.65 (12)	0.65	1.91	63
Class I
1/1/24 to 6/30/24(7)	$9.84	0.26	0.02	0.28	(0.26)	—	—	(0.26)	0.02	$9.86	2.84%	$201,536	0.40% (14)	0.66%	5.26%	7%
1/1/23 to 12/31/23	9.75	0.42	0.10	0.52	(0.43)	—	—	(0.43)	0.09	9.84	5.44	204,124	0.40	0.51	4.33	4
1/1/22 to 12/31/22	10.00	0.12	(0.23)	(0.11)	(0.14)	—	—	(0.14)	(0.25)	9.75	(1.05)	343,827	0.43 (8)	0.57	1.22	37
1/1/21 to 12/31/21	10.04	0.02	(0.03)	(0.01)	(0.02)	(0.01)	—	(0.03)	(0.04)	10.00	(0.13)	710,303	0.41	0.49	0.18	52
1/1/20 to 12/31/20	10.00	0.08	0.04	0.12	(0.08)	—	—	(0.08)	0.04	10.04	1.25	1,090,217	0.41	0.49	0.76	54
1/1/19 to 12/31/19	9.99	0.23	—	0.23	(0.22)	—	—	(0.22)	0.01	10.00	2.36	864,548	0.41	0.50	2.27	63
Class R6
1/1/24 to 6/30/24(7)	$9.85	0.26	0.03	0.29	(0.26)	—	—	(0.26)	0.03	$9.88	3.01%	$38,504	0.26%	0.53%	5.39%	7%
1/1/23 to 12/31/23	9.77	0.44	0.08	0.52	(0.44)	—	—	(0.44)	0.08	9.85	5.48	42,421	0.25	0.40	4.45	4
1/1/22 to 12/31/22	10.02	0.14	(0.23)	(0.09)	(0.16)	—	—	(0.16)	(0.25)	9.77	(0.90)	74,922	0.28 (8)	0.40	1.41	37
1/1/21 to 12/31/21	10.05	0.03	(0.02)	0.01	(0.03)	(0.01)	—	(0.04)	(0.03)	10.02	0.12	157,768	0.26	0.35	0.32	52
1/1/20 to 12/31/20	10.01	0.07	0.07	0.14	(0.10)	—	—	(0.10)	0.04	10.05	1.40	87,343	0.26	0.38	0.66	54
1/1/19 to 12/31/19	10.00	0.24	0.01	0.25	(0.24)	—	—	(0.24)	0.01	10.01	2.51	25,521	0.26	0.37	2.39	63

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Unaudited.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Inception date.
(10)	Portfolio turnover is representative of the Fund for the entire period.
(11)	Ratio of total expenses excluding interest expense on borrowings for the six months ended June 30, 2024 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6), for the year ended December 31, 2023 were 0.93% (Class A), 1.51% (Class C), 0.61% (Class I) and 0.51% (Class R6), for the year ended December 31, 2022 were 0.96% (Class A), 1.54% (Class C), 0.64% (Class I) and 0.54% (Class R6), for the year ended December 31, 2021 were 0.93% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6) and the years ended December 31, 2020 and 2019 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6).
(12)	The share class is currently under its expense limitation.
(13)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(14)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(15)	Amount is less than $0.005 per share.
See Notes to Financial Statements

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) June 30, 2024
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 14 funds of the Trust are offered for sale, of which 8 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and is diversified. There is no guarantee that a Fund will achieve its objective(s).
The Seix High Grade Municipal Bond Fund and Seix Investment Grade Tax-Exempt Bond Fund offer Class I shares and Class A shares. The Seix Core Bond Fund, Seix High Yield Fund, Seix Total Return Fund, and Seix U.S. Government Securities Ultra-Short Bond Fund offer Class A shares, Class I shares and Class R6 shares. The Seix Corporate Bond Fund and Seix Floating Rate High Income Fund offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Seix Core Bond Fund, Seix Corporate Bond Fund, Seix High Yield Fund and Seix Total Return Bond Fund are sold with a front-end sales charge of up to 3.75%. Class A shares of the Seix Floating Rate High Income Fund, Seix High Grade Municipal Bond Fund, and Seix Investment Grade Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75%. Class A shares of the Seix U.S. Government Securities Ultra-Short Bond Fund are not sold with a front-end sales charge. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months (except the Seix U.S. Government Securities Ultra-Short Bond Fund, which is not subject to a CDSC). No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
I.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
At June 30, 2024, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Seix High Yield Fund	$18,946	$18,946	$ —
Seix Total Return Bond Fund	110	110	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2024 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Seix High Yield Fund	Money Market Mutual Fund	$19,806
Seix Total Return Bond Fund	Money Market Mutual Fund	113
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the six months ended June 30, 2024, the Seix U.S. Government Securities Ultra-Short Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
B.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for cleared swaps.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the six months ended June 30, 2024, the Seix Corporate Bond Fund and Seix Total Return Bond Fund utilized credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended June 30, 2024:

Statement Line Description	Primary Risk	Seix Corporate Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Net Realized Gain (Loss) from
Futures	Interest rate contracts	$—	$—	$4
Swaps	Credit contracts	4	23	—
Total		$4	$23	$4
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Interest rate contracts	$—	$—	$246
Total		$—	$—	$246

The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended June 30, 2024.
Seix U.S. Government Securities Ultra-Short Bond Fund
Futures Contracts - Short Positions(1)	$(83)
(1) Average unrealized for the period.

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
C.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Seix Core Bond Fund	0.25%
Seix Corporate Bond Fund	0.40

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
First $500 Million
Seix Floating Rate High Income Fund	0.45%
Seix High Grade Municipal Bond Fund	0.50
Seix High Yield Fund	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50
Seix Total Return Bond Fund	0.25
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
        First $500 million = none — no discount from full fee
        Next $500 million = 5% discount from full fee
        Next $4 billion = 10% discount from full fee
        Over $5 billion = 15% discount from full fee
B.	Subadviser
Seix Investment Advisors (the “Subadviser”), a division of Virtus Fixed Income Advisers LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Seix Core Bond Fund	0.64%	N/A	0.50%	0.36%
Seix Corporate Bond Fund	0.95	1.65%	0.70	0.43
Seix Floating Rate High Income Fund	0.94	1.52	0.62	0.52
Seix High Grade Municipal Bond Fund	0.73	N/A	0.58	N/A
Seix High Yield Fund	0.82	N/A	0.64	0.53
Seix Investment Grade Tax-Exempt Bond Fund	0.67	N/A	0.52	N/A
Seix Total Return Bond Fund	0.70	N/A	0.46	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	0.65(1)	N/A	0.40(1)	0.26
(1)	Effective February 23, 2024. For the period January 1, 2024 through February 22, 2024, the expense caps were as follows for Class A shares and Class I shares, respectively: 0.66% and 0.41%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Fund	2024	2025	2026	2027	Total
Seix Core Bond Fund
Class A	$ 11	$ 21	$ 24	$ 12	$ 68
Class I	65	99	107	52	323
Class R6	1	3	4	2	10
Seix Corporate Bond Fund
Class A	5	11	10	6	32
Class C	1	2	1	1	5
Class I	43	138	89	50	320
Class R6	— (1)	1	— (1)	— (1)	1

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
	Expiration
Fund	2024	2025	2026	2027	Total
Seix Floating Rate High Income Fund
Class A	$—	$—	$11	$2	$13
Class C	19	22	19	7	67
Class I	818	2,228	1,846	759	5,651
Class R6	79	217	228	82	606
Seix High Grade Municipal Bond Fund
Class A	7	15	15	8	45
Class I	80	121	150	67	418
Seix High Yield Fund
Class A	17	26	32	37	112
Class I	189	329	278	231	1,027
Class R6	10	41	62	52	165
Seix Investment Grade Tax-Exempt Bond Fund
Class A	11	24	26	13	74
Class I	318	588	470	230	1,606
Seix Total Return Bond Fund
Class A	9	18	17	7	51
Class I	139	256	201	99	695
Class R6	75	74	70	27	246
Seix U.S. Government Securities Ultra-Short Bond Fund
Class A	—	—	5	16	21
Class I	378	722	308	256	1,664
Class R6	59	139	78	62	338
(1)	Amount is less than $500 (not in thousands).
During the six months ended June 30, 2024, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class R6	Total
Seix Floating Rate High Income Fund	$—(1)	$—	$—(1)
Seix High Yield Fund	—	1	1
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2024, it retained net commissions of $4 for Class A shares and CDSC of $1 and $1 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares (0.15% for Seix High Grade Municipal Bond Fund), and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2024, the Funds incurred administration fees totaling $1,164 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2024, the Funds incurred transfer agent fees totaling $521 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended June 30, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
A summary of the Seix High Yield Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying fund(1) during the six months ended June 30, 2024, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Seix High Yield Fund
Affiliated Exchange-Traded Fund—1.3%
Virtus Seix Senior Loan ETF(2)	$—	$5,061	$—	$—	$(48)	$5,013	210,382	$143	$—
Total	$—	$5,061	$—	$—	$(48)	$5,013		$143	$—

(1)	The Virtus Seix High Yield Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30, 2024, the Fund was the owner of record of less than 10% of the Virtus Seix Senior Loan ETF Class I.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2024.
I.	Trustee Fee
For the six months ended June 30, 2024, the Funds incurred independent Trustee’s fees totaling $106 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended June 30, 2024, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$1,870	$2,896
Seix Corporate Bond Fund	4,719	28,137
Seix Floating Rate High Income Fund	856,079	888,589
Seix High Grade Municipal Bond Fund	6,257	13,793
Seix High Yield Fund	115,810	112,644
Seix Investment Grade Tax-Exempt Bond Fund	25,176	32,257
Seix Total Return Bond Fund	5,937	9,170
Seix U.S. Government Securities Ultra-Short Bond Fund	—	5,605
Purchases and sales of long-term U.S. government and agency securities during the six months ended June 30, 2024, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$32,265	$36,929
Seix Corporate Bond Fund	2,803	3,356
Seix Total Return Bond Fund	106,466	108,329
Seix U.S. Government Securities Ultra-Short Bond Fund	15,771	29,487

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Seix Core Bond Fund				Seix Corporate Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	115	$1,073	68	$637	10	$76	72	$539
Reinvestment of distributions	10	92	19	178	12	85	22	164
Shares repurchased and cross class conversions	(40)	(374)	(130)	(1,200)	(121)	(896)	(129)	(945)
Net Increase / (Decrease)	85	$791	(43)	$(385)	(99)	$(735)	(35)	$(242)
Class C
Shares sold and cross class conversions	—	$—	—	$—	5	$43	6	$44
Reinvestment of distributions	—	—	—	—	1	6	2	11
Shares repurchased and cross class conversions	—	—	—	—	(8)	(61)	(28)	(204)
Net Increase / (Decrease)	—	$—	—	$—	(2)	$(12)	(20)	$(149)
Class I
Shares sold and cross class conversions	321	$2,981	894	$8,361	302	$2,233	2,540	$18,590
Reinvestment of distributions	89	829	197	1,851	84	623	200	1,470
Shares repurchased and cross class conversions	(1,061)	(9,845)	(1,854)	(17,398)	(3,731)	(27,412)	(2,647)	(19,089)
Net Increase / (Decrease)	(651)	$(6,035)	(763)	$(7,186)	(3,345)	$(24,556)	93	$971
Class R6
Shares sold and cross class conversions	11	$101	136	$1,279	—	$—	—	$—
Reinvestment of distributions	4	40	8	72	—	—	—	—
Shares repurchased and cross class conversions	(44)	(412)	(102)	(970)	—	—	—	—
Net Increase / (Decrease)	(29)	$(271)	42	$381	—	$—	—	$—

	Seix Floating Rate High Income Fund				Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,444	$11,355	790	$6,223	1	$11	86	$927
Reinvestment of distributions	183	1,441	335	2,626	5	52	11	119
Shares repurchased and cross class conversions	(416)	(3,281)	(1,177)	(9,250)	(49)	(545)	(203)	(2,248)
Net Increase / (Decrease)	1,211	$9,515	(52)	$(401)	(43)	$(482)	(106)	$(1,202)

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
	Seix Floating Rate High Income Fund				Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	128	$1,013	56	$442	—	$—	—	$—
Reinvestment of distributions	37	287	90	711	—	—	—	—
Shares repurchased and cross class conversions	(171)	(1,352)	(633)	(4,971)	—	—	—	—
Net Increase / (Decrease)	(6)	$(52)	(487)	$(3,818)	—	$—	—	$—
Class I
Shares sold and cross class conversions	21,565	$170,090	47,427	$372,167	175	$1,953	1,268	$13,966
Reinvestment of distributions	6,903	54,373	15,295	120,070	34	385	81	891
Shares repurchased and cross class conversions	(37,503)	(295,804)	(129,895)	(1,018,289)	(822)	(9,181)	(1,871)	(20,175)
Net Increase / (Decrease)	(9,035)	$(71,341)	(67,173)	$(526,052)	(613)	$(6,843)	(522)	$(5,318)
Class R6
Shares sold and cross class conversions	2,642	$20,838	3,000	$23,599	—	$—	—	$—
Reinvestment of distributions	802	6,323	1,523	11,966	—	—	—	—
Shares repurchased and cross class conversions	(3,743)	(29,592)	(13,360)	(104,959)	—	—	—	—
Net Increase / (Decrease)	(299)	$(2,431)	(8,837)	$(69,394)	—	$—	—	$—

	Seix High Yield Fund				Seix Investment Grade Tax-Exempt Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	516	$5,470	763	$5,695	—(1)	$—(2)	8	$88
Shares Issued-Merger	3,515	27,059	—	—	—	—	—	—
Reinvestment of distributions	105	806(3)	77	573	7	74	14	148
Shares repurchased and cross class conversions	(1,019)	(7,836)	(1,016)	(7,542)	(49)	(534)	(56)	(604)
Net Increase / (Decrease)	3,117	$25,499	(176)	$(1,274)	(42)	$(460)	(34)	$(368)
Class I
Shares sold and cross class conversions	4,281	$32,506	6,577	$50,008	1,460	$16,045	4,207	$45,569
Shares Issued-Merger	14,925	117,864	—	—	—	—	—	—
Reinvestment of distributions	1,085	8,534(3)	1,454	11,109	118	1,292	220	2,376
Shares repurchased and cross class conversions	(4,335)	(34,138)	(14,147)	(107,389)	(2,417)	(26,509)	(6,465)	(69,869)
Net Increase / (Decrease)	15,956	$124,766	(6,116)	$(46,272)	(839)	$(9,172)	(2,038)	$(21,924)

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
	Seix High Yield Fund				Seix Investment Grade Tax-Exempt Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	474	$3,463	2,110	$16,150	—	$—	—	$—
Shares Issued-Merger	1,005	7,945	—	—	—	—	—	—
Reinvestment of distributions	197	1,550(3)	329	2,513	—	—	—	—
Shares repurchased and cross class conversions	(655)	(5,151)	(897)	(6,836)	—	—	—	—
Net Increase / (Decrease)	1,021	$7,807	1,542	$11,827	—	$—	—	$—

	Seix Total Return Bond Fund				Seix U.S. Government Securities Ultra-Short Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	68	$651	137	$1,327	177	$1,754	592	$5,790
Shares Issued-Merger	—	—	—	—	426	4,196	—	—
Reinvestment of distributions	13	120	22	211	44	437(3)	57	555
Shares repurchased and cross class conversions	(77)	(734)	(320)	(3,146)	(239)	(2,355)	(521)	(5,094)
Net Increase / (Decrease)	4	$37	(161)	$(1,608)	408	$4,032	128	$1,251
Class I
Shares sold and cross class conversions	1,978	$18,472	1,918	$18,212	1,802	$17,751	4,272	$41,754
Shares Issued-Merger	—	—	—	—	1,494	14,724	—	—
Reinvestment of distributions	252	2,334	500	4,713	508	5,001(3)	1,108	10,836
Shares repurchased and cross class conversions	(1,688)	(15,707)	(6,373)	(60,242)	(4,118)	(40,562)	(19,889)	(194,495)
Net Increase / (Decrease)	542	$5,099	(3,955)	$(37,317)	(314)	$(3,086)	(14,509)	$(141,905)
Class R6
Shares sold and cross class conversions	341	$3,175	784	$7,429	1,182	$11,655	838	$8,210
Reinvestment of distributions	67	621	151	1,420	9	85	34	334
Shares repurchased and cross class conversions	(1,443)	(13,389)	(1,455)	(13,736)	(1,598)	(15,764)	(4,239)	(41,556)
Net Increase / (Decrease)	(1,035)	$(9,593)	(520)	$(4,887)	(407)	$(4,024)	(3,367)	$(33,012)
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
(3)	Includes reinvestment of distributions of acquired funds. See Note 13 in Notes to Financial Statements.

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 7. 10% Shareholders
As of June 30, 2024, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Seix Core Bond Fund	58%	2
Seix Corporate Bond Fund	81	5
Seix Floating Rate High Income Fund	49	2
Seix High Grade Municipal Bond Fund	68	3
Seix High Yield Fund	46	2
Seix Investment Grade Tax-Exempt Bond Fund	63	3
Seix Total Return Bond Fund	58	1
Seix U.S. Government Securities Ultra-Short Bond Fund	59	2
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR to replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2024, the following Fund held securities issued by various companies in specific sector(s) as detailed below:
Fund	Sector	Percentage of Total Investments
Seix Corporate Bond Fund	Financials	28%
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at June 30, 2024:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Seix High Yield Fund	LiveStyle, Inc.	12/1/2016	$—	$—	0.0%
	LiveStyle, Inc. Series B	02/29/2016-11/30/2016	310	316	0.1
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, and as amended, the Funds (other than the Seix Floating Rate High Income Fund ) (”Seix Fund”)) and certain other affiliated funds entered into a $250,000 unsecured line of credit agreement (“Funds Credit Agreement”), with a commercial bank. The Funds Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets. Each fund, that is a party to the Funds Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. The Funds Credit Agreement expires on July 6, 2024.
On March 15, 2018, and as amended, the Seix Fund and one other affiliated fund entered into a $125,000 unsecured syndicated line of credit agreement (“Seix Credit Agreement”), with two commercial banks. On March 8, 2024, the unsecured line of credit was renewed as a bilateral credit agreement with one of the commercial banks and the credit amount was reduced to $100,000. The Seix Credit Agreement allows the Seix Fund to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-fifth its total net assets. Each fund, that is a party to the Seix Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. The Seix Credit Agreement expires on March 6, 2025.
Under both Credit Agreements interest is charged at the higher of a SOFR or the Fed Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2024, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
Subsequent to the reporting period, the Funds Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds.
At June 30, 2024, the Funds did not have outstanding borrowings.
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$ 47,285	$ 203	$ (1,300)	$ (1,097)
Seix Corporate Bond Fund	21,537	87	(843)	(756)
Seix Floating Rate High Income Fund	1,487,196	27,154	(50,387)	(23,233)
Seix High Grade Municipal Bond Fund	28,791	341	(420)	(79)
Seix High Yield Fund	405,707	5,570	(9,206)	(3,636)
Seix Investment Grade Tax-Exempt Bond Fund	128,050	726	(2,649)	(1,923)
Seix Total Return Bond Fund	152,182	554	(4,012)	(3,458)
Seix U.S. Government Securities Ultra-Short Bond Fund	252,117	1,297	(1,269)	28
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Seix Core Bond Fund	$8,393	$3,609
Seix Corporate Bond Fund	4,791	6,202

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Fund	Short-Term	Long-Term
Seix Floating Rate High Income Fund	$176,075	$640,203
Seix High Grade Municipal Bond Fund	1,482	572
Seix High Yield Fund	17,862	68,803
Seix Investment Grade Tax-Exempt Bond Fund	3,485	4,777
Seix Total Return Bond Fund	28,719	14,206
Seix U.S. Government Securities Ultra-Short Bond Fund	8,427	4,454
Note 13. Reorganization
($ reported in thousands)
Seix High Yield Fund
On November 1, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Seix High Yield Income Fund, a series of the Virtus Strategy Trust, Virtus Seix High Income Fund, a series of the Virtus Asset Trust, (the “Acquired Funds”), and the Virtus Seix High Yield Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Funds for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Funds. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Funds to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on March 15, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Funds	Shares Outstanding	Acquiring Fund	Shares Converted	Net Asset Value of Converted Shares
Seix High Yield Income Fund		Seix High Yield
Class A	1,505	Class A	1,511	$11,633
Class C	81	Class A	82	629
Class P	182	Institutional Class	168	1,327
Administrative Class	17	Institutional Class	16	124
Institutional Class	1,881	Institutional Class	1,745	13,779

Seix High Income Fund		Seix High Yield
Class A	2,583	Class A	1,922	$14,797
Institutional Class	17,940	Institutional Class	12,996	102,634
Class R6	1,390	Class R6	1,005	7,945
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
	Net Assets	Unrealized Appreciation (Depreciation)
Acquired Funds
Seix High Yield Income Fund	$27,492	$(1,881)
Seix High Income Fund	125,376	(727)
Acquiring Fund
Seix High Yield	$248,923
The net assets of the Acquiring Fund immediately following the acquisition were $401,791.

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Assuming the acquisition had been completed on January 1, 2024, the Seix High Yield Fund’s pro-forma results of operations for the period ended June 30, 2024 would have been as follows:
Net investment income (loss)	$14,013(a)
Net realized and unrealized gain (loss) on investments	(2,285)(b)
Net increase (decrease) in net assets resulting from operations	$11,728
(a) $11,296, as reported in the Statement of Operations, plus $2,717 net investment loss from the Acquired Funds pre-merger.
(b) $(3,064), as reported in the Statement of Operations, plus $779 net realized and unrealized gain (loss) on investments from Acquired Funds pre-merger.
Because the Acquired Funds and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Funds that have been included in the Acquiring Fund’s Statement of Operations since March 15, 2024.
Seix U.S. Government Securities Ultra-Short Bond Fund
On November 1, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Seix Ultra-Short Bond Fund, (the “Acquired Fund”), a series of the Virtus Asset Trust, and the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Fund. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Fund to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Fund. The reorganization was accomplished by a tax-free exchange of shares on March 15, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	426	426	$4,196
Class I Shares	1,496	1,494	14,724
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$18,920	$(21)	$259,764
The net assets of the Acquiring Fund immediately following the acquisition were $278,684.
Assuming the acquisition had been completed on January 1, 2024, the Seix U.S. Government Securities Ultra-Short Bond Fund’s pro-forma results of operations for the period ended June 30, 2024 would have been as follows:
Net investment income (loss)	$7,151(a)
Net realized and unrealized gain (loss) on investments	676(b)
Net increase (decrease) in net assets resulting from operations	$7,827
(a) $6,941, as reported in the Statement of Operations, plus $210 net investment loss from the Acquired Fund pre-merger.
(b) $644, as reported in the Statement of Operations, plus $32 net realized and unrealized gain (loss) on investments from Acquired Fund pre-merger.

VIRTUS ASSET TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Because the Acquired Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since March 15, 2024.
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASU 2020-04 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

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VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8624	08-24

SEMIANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ASSET TRUST

June 30, 2024
Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund
Virtus SGA International Growth Fund
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Zevenbergen Innovative Growth Stock Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
1

Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.3%
Communication Services—1.3%
Alphabet, Inc. Class A	45,180	$ 8,229
Consumer Discretionary—6.2%
Home Depot, Inc. (The)	49,924	17,186
NIKE, Inc. Class B	148,873	11,221
Starbucks Corp.	152,118	11,842
		40,249

Energy—7.6%
Chesapeake Energy Corp.	176,260	14,487
Chevron Corp.	117,733	18,416
Schlumberger N.V.	348,141	16,425
		49,328

Financials—15.0%
Aon plc Class A	50,167	14,728
Bank of America Corp.	336,365	13,377
JPMorgan Chase & Co.	82,205	16,627
KeyCorp	914,848	13,000
Progressive Corp. (The)	48,544	10,083
U.S. Bancorp	344,902	13,693
Willis Towers Watson plc	60,265	15,798
		97,306

Health Care—10.6%
Danaher Corp.	57,624	14,397
Humana, Inc.	48,369	18,073
Johnson & Johnson	76,013	11,110
Revvity, Inc.	148,042	15,524
Zimmer Biomet Holdings, Inc.	86,322	9,369
		68,473

Industrials—26.0%
Deere & Co.	36,081	13,481
Delta Air Lines, Inc.	240,066	11,389
Emerson Electric Co.	112,734	12,419
Equifax, Inc.	35,677	8,650
FedEx Corp.	57,312	17,184
Fortive Corp.	214,960	15,929
Honeywell International, Inc.	80,338	17,155
Hubbell, Inc. Class B	30,467	11,135
IDEX Corp.	73,587	14,806
	Shares	Value

Industrials—continued
Jacobs Solutions, Inc.	101,614	$ 14,196
Johnson Controls International plc	185,362	12,321
Knight-Swift Transportation Holdings, Inc. Class A	268,723	13,415
Xylem, Inc.	47,564	6,451
		168,531

Information Technology—10.5%
Apple, Inc.	41,768	8,797
CDW Corp.	54,017	12,091
Marvell Technology, Inc.	232,568	16,256
Teradyne, Inc.	118,745	17,609
Texas Instruments, Inc.	69,951	13,608
		68,361

Materials—10.2%
Air Products & Chemicals, Inc.	54,281	14,007
Avery Dennison Corp.	44,637	9,760
Dow, Inc.	167,456	8,884
DuPont de Nemours, Inc.	189,842	15,280
Sherwin-Williams Co. (The)	26,663	7,957
Vulcan Materials Co.	41,900	10,420
		66,308

Real Estate—6.9%
American Tower Corp.	46,794	9,096
Mid-America Apartment Communities, Inc.	96,324	13,737
Prologis, Inc.	86,481	9,712
Sun Communities, Inc.	102,296	12,310
		44,855

Utilities—2.0%
Southern Co. (The)	164,906	12,792
Total Common Stocks (Identified Cost $558,843)		624,432

Total Long-Term Investments—96.3% (Identified Cost $558,843)		624,432

	Shares	Value

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 5.174%)(1)	2,180,826	$ 2,181
Total Short-Term Investment (Identified Cost $2,181)		2,181

TOTAL INVESTMENTS—96.6% (Identified Cost $561,024)		$626,613
Other assets and liabilities, net—3.4%		21,816
NET ASSETS—100.0%		$648,429

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Ireland	4
Curaçao	3
United Kingdom	2
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$624,432	$624,432
Money Market Mutual Fund	2,181	2,181
Total Investments	$626,613	$626,613
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements
2

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.2%
Consumer Discretionary—4.1%
Bath & Body Works, Inc.	600,000	$ 23,430
Best Buy Co., Inc.	335,000	28,237
Tempur Sealy International, Inc.	625,000	29,588
		81,255

Consumer Staples—3.3%
Lamb Weston Holdings, Inc.	260,000	21,861
Target Corp.	300,000	44,412
		66,273

Energy—5.7%
Chesapeake Energy Corp.	250,000	20,548
Diamondback Energy, Inc.	170,000	34,032
Ovintiv, Inc.	650,000	30,465
Schlumberger N.V.	635,000	29,959
		115,004

Financials—17.2%
Allstate Corp. (The)	260,000	41,512
Blue Owl Capital, Inc. Class A	1,650,000	29,288
Capital One Financial Corp.	285,000	39,458
Cboe Global Markets, Inc.	200,000	34,012
First Citizens BancShares, Inc. Class A	36,000	60,610
Hartford Financial Services Group, Inc. (The)	315,000	31,670
KeyCorp	3,000,000	42,630
Raymond James Financial, Inc.	225,000	27,812
Willis Towers Watson plc	150,000	39,321
		346,313

Health Care—5.9%
Humana, Inc.	110,000	41,102
Revvity, Inc.	520,000	54,527
Teleflex, Inc.	110,000	23,136
		118,765

Industrials—22.1%
Delta Air Lines, Inc.	625,000	29,650
Dover Corp.	165,000	29,774
Equifax, Inc.	200,000	48,492
Fortive Corp.	430,000	31,863
Hexcel Corp.	450,000	28,102
Hubbell, Inc. Class B	85,000	31,066
	Shares	Value

Industrials—continued
IDEX Corp.	135,000	$ 27,162
Jacobs Solutions, Inc.	215,000	30,038
Johnson Controls International plc	400,000	26,588
Knight-Swift Transportation Holdings, Inc. Class A	600,000	29,952
nVent Electric plc	450,000	34,474
Owens Corning	180,000	31,270
Regal Rexnord Corp.	220,000	29,748
Rockwell Automation, Inc.	135,000	37,163
		445,342

Information Technology—14.8%
CDW Corp.	145,000	32,457
Cognex Corp.	330,000	15,431
Jabil, Inc.	395,000	42,972
Marvell Technology, Inc.	915,000	63,958
Microchip Technology, Inc.	450,000	41,175
MKS Instruments, Inc.	275,000	35,909
Power Integrations, Inc.	500,000	35,095
Teradyne, Inc.	210,000	31,141
		298,138

Materials—8.1%
Air Products & Chemicals, Inc.	105,000	27,095
Ashland, Inc.	335,000	31,654
DuPont de Nemours, Inc.	435,000	35,013
PPG Industries, Inc.	250,000	31,473
Sherwin-Williams Co. (The)	125,000	37,304
		162,539

Real Estate—8.7%
Alexandria Real Estate Equities, Inc.	335,000	39,185
American Homes 4 Rent Class A	900,000	33,444
EastGroup Properties, Inc.	185,000	31,468
Extra Space Storage, Inc.	200,000	31,082
Mid-America Apartment Communities, Inc.	280,000	39,931
		175,110

Utilities—6.3%
CMS Energy Corp.	550,000	32,742
Entergy Corp.	285,000	30,495
PG&E Corp.	1,700,000	29,682
	Shares	Value

Utilities—continued
PPL Corp.	1,250,000	$ 34,562
		127,481

Total Common Stocks (Identified Cost $1,790,751)		1,936,220

Total Long-Term Investments—96.2% (Identified Cost $1,790,751)		1,936,220

Short-Term Investments—0.1%
Money Market Mutual Funds—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(1)	23,864	24
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 5.174%)(1)	1,509,712	1,510
Total Short-Term Investments (Identified Cost $1,534)		1,534

TOTAL INVESTMENTS—96.3% (Identified Cost $1,792,285)		$1,937,754
Other assets and liabilities, net—3.7%		74,518
NET ASSETS—100.0%		$2,012,272

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Ireland	5
Curaçao	2
Total	100%
† % of total investments as of June 30, 2024.
See Notes to Financial Statements
3

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,936,220	$1,936,220
Money Market Mutual Funds	1,534	1,534
Total Investments	$1,937,754	$1,937,754
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements
4

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—3.0%
Cogent Communications Holdings, Inc.	22,900	$ 1,292
Iridium Communications, Inc.	24,550	654
John Wiley & Sons, Inc. Class A	23,700	965
		2,911

Consumer Discretionary—6.7%
Autoliv, Inc.	9,650	1,033
BRP, Inc.	18,592	1,190
Nordstrom, Inc.	36,800	781
Oxford Industries, Inc.	10,700	1,072
Signet Jewelers Ltd.	9,700	869
Vail Resorts, Inc.	9,100	1,639
		6,584

Consumer Staples—1.8%
Flowers Foods, Inc.	30,200	670
Reynolds Consumer Products, Inc.	38,231	1,070
		1,740

Energy—9.8%
Cactus, Inc. Class A	28,100	1,482
Chord Energy Corp.	10,050	1,685
Matador Resources Co.	29,900	1,782
NOV, Inc.	90,300	1,717
Patterson-UTI Energy, Inc.	122,500	1,269
Range Resources Corp.	50,800	1,703
		9,638

Financials—24.3%
American Financial Group, Inc.	7,600	935
Atlantic Union Bankshares Corp.	40,200	1,321
Axis Capital Holdings Ltd.	15,600	1,102
Bank of Hawaii Corp.	16,850	964
Columbia Banking System, Inc.	52,200	1,038
Cullen/Frost Bankers, Inc.	11,600	1,179
Evercore, Inc. Class A	4,500	938
First American Financial Corp.	22,450	1,211
FNB Corp.	91,650	1,254
Glacier Bancorp, Inc.	33,100	1,235
Kemper Corp.	17,000	1,009
	Shares	Value

Financials—continued
NBT Bancorp, Inc.	23,400	$ 903
Perella Weinberg Partners Class A	53,508	869
Pinnacle Financial Partners, Inc.	18,500	1,481
PROG Holdings, Inc.	31,300	1,085
Prosperity Bancshares, Inc.	23,350	1,428
Redwood Trust, Inc.	100,200	650
Seacoast Banking Corp. of Florida	40,610	960
SouthState Corp.	19,300	1,475
UMB Financial Corp.(1)	15,100	1,260
Wintrust Financial Corp.	15,050	1,483
		23,780

Health Care—1.2%
Select Medical Holdings Corp.	34,900	1,224
Industrials—21.3%
Atkore, Inc.	6,950	938
BWX Technologies, Inc.	11,000	1,045
Curtiss-Wright Corp.	6,300	1,707
ESCO Technologies, Inc.	10,100	1,061
Helios Technologies, Inc.	20,100	960
Herc Holdings, Inc.	3,950	527
Hexcel Corp.	24,300	1,518
Huntington Ingalls Industries, Inc.	5,250	1,293
KBR, Inc.	23,200	1,488
MSC Industrial Direct Co., Inc. Class A	24,300	1,927
Schneider National, Inc. Class B	85,300	2,061
Science Applications International Corp.	8,500	999
Simpson Manufacturing Co., Inc.	5,900	994
Timken Co. (The)	18,800	1,506
Valmont Industries, Inc.	7,000	1,921
WESCO International, Inc.	6,000	951
		20,896

Information Technology—11.2%
Belden, Inc.	17,200	1,613
Kulicke & Soffa Industries, Inc.	33,500	1,648
Littelfuse, Inc.	6,200	1,585
MKS Instruments, Inc.	13,759	1,797
	Shares	Value

Information Technology—continued
Power Integrations, Inc.	21,900	$ 1,537
Progress Software Corp.	22,800	1,237
TD SYNNEX Corp.	13,700	1,581
		10,998

Materials—6.5%
Ashland, Inc.	15,800	1,493
Avient Corp.	34,100	1,488
Element Solutions, Inc.	39,200	1,063
Louisiana-Pacific Corp.	12,000	988
Materion Corp.	12,500	1,352
		6,384

Real Estate—9.1%
Agree Realty Corp.	24,800	1,536
Brixmor Property Group, Inc.	77,700	1,794
Camden Property Trust	17,150	1,871
Colliers International Group, Inc.	9,200	1,027
NNN REIT, Inc.	31,300	1,334
STAG Industrial, Inc.	38,800	1,399
		8,961

Utilities—3.9%
IDACORP, Inc.	19,900	1,854
OGE Energy Corp.	54,600	1,949
		3,803

Total Common Stocks (Identified Cost $88,734)		96,919

Total Long-Term Investments—98.8% (Identified Cost $88,734)		96,919

TOTAL INVESTMENTS—98.8% (Identified Cost $88,734)		$96,919
Other assets and liabilities, net—1.2%		1,145
NET ASSETS—100.0%		$98,064

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
5

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$96,919	$96,919
Total Investments	$96,919	$96,919
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements
6

SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Preferred Stock—2.0%
Germany—2.0%
Sartorius AG, 0.300%	46,670	$ 10,946
Total Preferred Stock (Identified Cost $16,047)		10,946

Common Stocks—97.4%
Brazil—4.7%
MercadoLibre, Inc.(1)	9,744	16,013
XP, Inc. Class A	526,317	9,258
		25,271

Canada—8.0%
Canadian Pacific Kansas City Ltd.	272,776	21,476
Lululemon Athletica, Inc.(1)	35,337	10,555
Waste Connections, Inc.	61,931	10,860
		42,891

China—1.8%
Yum China Holdings, Inc.	317,154	9,804
Denmark—5.0%
Novo Nordisk A/S Sponsored ADR	187,873	26,817
France—8.7%
Dassault Systemes SE	424,865	16,062
L’Oreal S.A.	43,826	19,246
LVMH Moet Hennessy Louis Vuitton SE	14,349	10,966
		46,274

Germany—2.6%
SAP SE Sponsored ADR	67,379	13,591
Hong Kong—2.8%
AIA Group Ltd.	2,184,111	14,824
India—7.7%
HDFC Bank Ltd. ADR	333,243	21,437
	Shares	Value

India—continued
Infosys Ltd. Sponsored ADR	1,061,428	$ 19,764
		41,201

Ireland—5.7%
Experian plc	247,019	11,510
ICON plc ADR(1)	60,895	19,088
		30,598

Japan—3.6%
Recruit Holdings Co., Ltd.	203,467	10,885
Sysmex Corp.	528,432	8,510
		19,395

Mexico—6.5%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	177,555	19,114
Wal-Mart de Mexico SAB de C.V.	4,630,825	15,817
		34,931

Netherlands—8.3%
Adyen N.V.(1)	8,000	9,538
Heineken N.V.	137,978	13,343
Universal Music Group N.V.	712,140	21,187
		44,068

Switzerland—10.2%
Alcon, Inc.	242,142	21,570
Nestle S.A. Registered Shares	158,259	16,156
Sika AG Registered Shares	58,350	16,704
		54,430

Taiwan—2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	80,569	14,004
United Kingdom—11.7%
Aon plc Class A	83,319	24,461
	Shares	Value

United Kingdom—continued
Diageo plc	418,065	$ 13,156
Haleon plc	2,759,277	11,252
Linde plc	31,370	13,766
		62,635

United States—7.5%
Atlassian Corp. Class A(1)	65,096	11,514
STERIS plc	128,936	28,307
		39,821

Total Common Stocks (Identified Cost $525,344)		520,555

Total Long-Term Investments—99.4% (Identified Cost $541,391)		531,501

TOTAL INVESTMENTS—99.4% (Identified Cost $541,391)		$531,501
Other assets and liabilities, net—0.6%		3,146
NET ASSETS—100.0%		$534,647

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United Kingdom	12%
Switzerland	10
France	9
Netherlands	8
Canada	8
India	8
United States	7
Other	38
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$10,946	$10,946
Common Stocks	520,555	520,555
Total Investments	$531,501	$531,501
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
7

Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.5%
Communication Services—12.2%
Alphabet, Inc. Class A	39,776	$ 7,245
Alphabet, Inc. Class C	34,520	6,332
Meta Platforms, Inc. Class A	19,186	9,674
Snap, Inc. Class A(1)	8,377	139
Trade Desk, Inc. (The) Class A(1)	7,783	760
		24,150

Consumer Discretionary—14.3%
Amazon.com, Inc.(1)	68,252	13,190
Booking Holdings, Inc.	605	2,397
Chipotle Mexican Grill, Inc. Class A(1)	35,750	2,240
DraftKings, Inc. Class A(1)	31,030	1,184
Las Vegas Sands Corp.	16,339	723
Lululemon Athletica, Inc.(1)	2,091	625
MercadoLibre, Inc.(1)	712	1,170
O’Reilly Automotive, Inc.(1)	1,893	1,999
Royal Caribbean Cruises Ltd.(1)	13,614	2,170
TJX Cos., Inc. (The)	23,528	2,590
		28,288

Consumer Staples—2.8%
Celsius Holdings, Inc.(1)	8,620	492
Colgate-Palmolive Co.	7,469	725
Costco Wholesale Corp.	5,154	4,381
		5,598

Financials—6.5%
American Express Co.	8,353	1,934
Mastercard, Inc. Class A	8,386	3,700
S&P Global, Inc.	4,939	2,203
Visa, Inc. Class A	15,325	4,022
Wells Fargo & Co.	16,779	996
		12,855

Health Care—10.6%
Bristol-Myers Squibb Co.	18,089	751
Dexcom, Inc.(1)	13,511	1,532
	Shares	Value

Health Care—continued
Edwards Lifesciences Corp.(1)	7,180	$ 663
Eli Lilly & Co.	10,647	9,640
Exact Sciences Corp.(1)	9,200	389
Insulet Corp.(1)	2,048	413
Intuitive Surgical, Inc.(1)	5,011	2,229
Mettler-Toledo International, Inc.(1)	254	355
Natera, Inc.(1)	8,556	926
Thermo Fisher Scientific, Inc.	1,769	978
UnitedHealth Group, Inc.	6,216	3,166
		21,042

Industrials—4.4%
Boeing Co. (The)(1)	9,968	1,814
Deere & Co.	2,557	956
Emerson Electric Co.	8,154	898
Fair Isaac Corp.(1)	880	1,310
GE Vernova, Inc.(1)	1,748	300
General Electric Co.	6,994	1,112
Honeywell International, Inc.	2,375	507
Rockwell Automation, Inc.	2,659	732
Union Pacific Corp.	4,808	1,088
		8,717

Information Technology—45.3%
Adobe, Inc. (1)	4,415	2,453
Apple, Inc.	97,239	20,481
Applied Materials, Inc.	17,807	4,202
ARM Holdings plc ADR(1)	6,248	1,022
ASML Holding N.V. Registered Shares	781	799
Autodesk, Inc.(1)	7,170	1,774
DocuSign, Inc. Class A(1)	2,408	129
HubSpot, Inc.(1)	1,446	853
Lattice Semiconductor Corp.(1)	5,823	338
Microsoft Corp.	55,550	24,828
NVIDIA Corp.	201,984	24,953
QUALCOMM, Inc.	15,826	3,152
Roper Technologies, Inc.	1,474	831
	Shares	Value

Information Technology—continued
Salesforce, Inc.	7,917	$ 2,035
SentinelOne, Inc. Class A(1)	17,285	364
Workday, Inc. Class A(1)	7,056	1,577
		89,791

Materials—0.4%
Vulcan Materials Co.	3,440	856
Total Common Stocks (Identified Cost $64,374)		191,297

Total Long-Term Investments—96.5% (Identified Cost $64,374)		191,297

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 5.174%)(2)	2,751,581	2,752
Total Short-Term Investment (Identified Cost $2,752)		2,752

TOTAL INVESTMENTS—97.9% (Identified Cost $67,126)		$194,049
Other assets and liabilities, net—2.1%		4,165
NET ASSETS—100.0%		$198,214

Abbreviations:
ADR	American Depositary Receipt
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$191,297	$191,297
Money Market Mutual Fund	2,752	2,752
Total Investments	$194,049	$194,049
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
8

Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Communication Services—14.3%
Meta Platforms, Inc. Class A	43,000	$ 21,681
Netflix, Inc.(1)	26,400	17,817
Spotify Technology S.A.(1)	22,200	6,966
Trade Desk, Inc. (The) Class A(1)	330,200	32,251
		78,715

Consumer Discretionary—26.2%
Airbnb, Inc. Class A(1)	90,000	13,647
Amazon.com, Inc.(1)	184,500	35,654
MercadoLibre, Inc.(1)	23,650	38,866
On Holding AG Class A(1)	215,000	8,342
Tesla, Inc.(1)	170,275	33,694
Wingstop, Inc.	33,350	14,096
		144,299

Consumer Staples—3.1%
elf Beauty, Inc.(1)	80,700	17,005
Financials—1.4%
Dlocal Ltd. Class A(1)	177,500	1,436
Toast, Inc. Class A(1)	238,800	6,154
		7,590

Health Care—7.3%
Evolent Health, Inc. Class A(1)	168,750	3,227
Exact Sciences Corp.(1)	298,850	12,626
Natera, Inc.(1)	105,300	11,403
Repligen Corp.(1)	30,000	3,782
Veeva Systems, Inc. Class A(1)	50,000	9,150
		40,188

Industrials—9.0%
Axon Enterprise, Inc.(1)	77,700	22,863
Symbotic, Inc. Class A(1)	84,450	2,969
	Shares	Value

Industrials—continued
Uber Technologies, Inc.(1)	325,800	$ 23,679
		49,511

Information Technology—36.9%
Advanced Micro Devices, Inc.(1)	131,350	21,306
ARM Holdings plc ADR(1)	43,200	7,068
ASML Holding N.V. Registered Shares	11,600	11,864
Cadence Design Systems, Inc.(1)	27,000	8,309
Crowdstrike Holdings, Inc. Class A(1)	41,100	15,749
First Solar, Inc.(1)	50,000	11,273
HubSpot, Inc.(1)	10,000	5,898
NVIDIA Corp.	420,700	51,973
Palo Alto Networks, Inc.(1)	35,000	11,865
Procore Technologies, Inc.(1)	43,700	2,898
ServiceNow, Inc.(1)	21,400	16,835
Shopify, Inc. Class A(1)	405,200	26,764
Snowflake, Inc. Class A(1)	85,200	11,510
		203,312

Real Estate—1.5%
Zillow Group, Inc. Class C(1)	180,300	8,364
Total Common Stocks (Identified Cost $267,450)		548,984

Total Long-Term Investments—99.7% (Identified Cost $267,450)		548,984

TOTAL INVESTMENTS—99.7% (Identified Cost $267,450)		$548,984
Other assets and liabilities, net—0.3%		1,568
NET ASSETS—100.0%		$550,552
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	82%
Uruguay	7
Canada	5
Netherlands	2
Switzerland	2
United Kingdom	1
Luxembourg	1
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$548,984	$548,984
Total Investments	$548,984	$548,984
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
9

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Assets
Investment in securities at value(1)	$626,613	$1,937,754	$96,919
Cash	24,878	72,261	1,087
Receivables
Fund shares sold	669	3,465	45
Dividends	761	2,183	112
Tax reclaims	—	10	15
Prepaid Trustees’ retainer	14	45	1
Prepaid expenses	2	16	29
Other assets	86	257	12
Total assets	653,023	2,015,991	98,220
Liabilities
Payables
Fund shares repurchased	1,509	1,231	10
Investment securities purchased	2,275	—	—
Investment advisory fees	310	1,138	54
Distribution and service fees	21	40	6
Administration and accounting fees	57	170	9
Transfer agent and sub-transfer agent fees and expenses	287	734	28
Professional fees	22	35	20
Trustee deferred compensation plan	86	257	12
Interest expense and/or commitment fees	6	13	1
Other accrued expenses	21	101	16
Total liabilities	4,594	3,719	156
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$648,429	$2,012,272	$98,064
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$537,677	$1,801,538	$84,019
Accumulated earnings (loss)	110,752	210,734	14,045
Net Assets	$648,429	$2,012,272	$98,064
Net Assets:
Class A	$97,020	$163,008	$27,346
Class C	$1,309	$7,153	$509
Class I	$313,794	$1,382,781	$33,421
Class R6	$236,306	$459,330	$36,788
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	8,788,635	13,465,711	3,843,847
Class C	125,059	617,169	93,509
Class I	27,627,287	111,434,322	4,190,623
Class R6	20,526,824	36,783,475	4,712,331
Net Asset Value and Redemption Price Per Share:*
Class A	$11.04	$12.11	$7.11
Class C	$10.47	$11.59	$5.45
Class I	$11.36	$12.41	$7.98
Class R6	$11.51	$12.49	$7.81
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$11.68	$12.81	$7.52
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$561,024	$1,792,285	$88,734

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
10

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Assets
Investment in securities at value(1)	$531,501	$194,049	$548,984
Foreign currency at value(2)	13	—	—
Cash	315	4,217	1,063
Receivables
Investment securities sold	5,715	—	1,277
Fund shares sold	643	153	606
Dividends	721	9	—
Tax reclaims	1,173	—	—
Securities lending income	1	—	—
Foreign capital gains tax refund	349	—	—
Prepaid Trustees’ retainer	20	4	13
Prepaid expenses	40	31	25
Other assets	71	25	69
Total assets	540,562	198,488	552,037
Liabilities
Payables
Fund shares repurchased	2,114	76	867
Investment securities purchased	3,157	—	—
Investment advisory fees	321	76	311
Distribution and service fees	31	27	26
Administration and accounting fees	49	17	46
Transfer agent and sub-transfer agent fees and expenses	139	31	132
Professional fees	29	17	19
Trustee deferred compensation plan	71	25	69
Interest expense and/or commitment fees	2	1	—
Other accrued expenses	2	4	15
Total liabilities	5,915	274	1,485
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$534,647	$198,214	$550,552
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$362,089	$71,020	$411,689
Accumulated earnings (loss)	172,558	127,194	138,863
Net Assets	$534,647	$198,214	$550,552
Net Assets:
Class A	$136,250	$133,772	$126,060
Class C	$3,412	$—	$—
Class I	$366,838	$48,271	$391,828
Class R6	$28,147	$16,171	$32,664
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	15,417,391	16,127,816	2,779,428
Class C	369,261	—	—
Class I	39,901,711	3,319,165	7,992,586
Class R6	3,035,162	1,093,044	663,787
Net Asset Value and Redemption Price Per Share:*
Class A	$8.84	$8.29	$45.35
Class C	$9.24	$—	$—
Class I	$9.19	$14.54	$49.02
Class R6	$9.27	$14.79	$49.21
See Notes to Financial Statements
11

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$9.35	$8.77	$47.99
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$541,391	$67,126	$267,450
(2) Foreign currency at cost	$10	$—	$—

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
12

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2024
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Investment Income
Dividends	$7,111	$18,918	$1,044
Securities lending, net of fees	1	2	—
Foreign taxes withheld	—	—	(2)
Total investment income	7,112	18,920	1,042
Expenses
Investment advisory fees	2,455	7,413	421
Distribution and service fees, Class A	124	213	35
Distribution and service fees, Class C	7	40	3
Administration and accounting fees	365	1,078	54
Transfer agent fees and expenses	156	453	22
Sub-transfer agent fees and expenses, Class A	65	147	23
Sub-transfer agent fees and expenses, Class C	1	5	—(a)
Sub-transfer agent fees and expenses, Class I	487	1,053	29
Custodian fees	1	2	1
Printing fees and expenses	37	93	10
Professional fees	24	47	16
Interest expense and/or commitment fees	5	9	1
Registration fees	61	41	29
Trustees’ fees and expenses	32	94	6
Miscellaneous expenses	27	67	8
Total expenses	3,847	10,755	658
Less net expenses reimbursed and/or waived by investment adviser(1)	(558)	(238)	(93)
Net expenses	3,289	10,517	565
Net investment income (loss)	3,823	8,403	477
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	54,905	171,842	6,194
Foreign currency transactions	—	—	—(a)
Net change in unrealized appreciation (depreciation) on:
Investments	(27,086)	(68,196)	(4,210)
Foreign currency transactions	—	(1)	—(a)
Net realized and unrealized gain (loss) on investments	27,819	103,645	1,984
Net increase (decrease) in net assets resulting from operations	$31,642	$112,048	$2,461

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
13

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2024
($ reported in thousands)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Investment Income
Dividends	$4,180	$500	$184
Securities lending, net of fees	3	1	—
Foreign taxes withheld	(538)	—(a)	(6)
Total investment income	3,645	501	178
Expenses
Investment advisory fees	1,713	592	2,198
Distribution and service fees, Class A	116	152	162
Distribution and service fees, Class C	12	—	—
Administration and accounting fees	212	90	284
Transfer agent fees and expenses	92	39	120
Sub-transfer agent fees and expenses, Class A	50	42	78
Sub-transfer agent fees and expenses, Class I	219	22	219
Custodian fees	1	—(a)	—(a)
Printing fees and expenses	9	8	22
Professional fees	30	14	19
Interest expense and/or commitment fees	1	—(a)	6
Registration fees	29	22	33
Trustees’ fees and expenses	8	6	22
Miscellaneous expenses	19	8	17
Total expenses	2,511	995	3,180
Less net expenses reimbursed and/or waived by investment adviser(1)	(258)	(187)	(267)
Net expenses	2,253	808	2,913
Net investment income (loss)	1,392	(307)	(2,735)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	182,126	689	12,170
Foreign currency transactions	15	—	—
Foreign capital gains tax	55	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(229,878)	36,429	65,726
Foreign currency transactions	(33)	—	—
Net realized and unrealized gain (loss) on investments	(47,715)	37,118	77,896
Net increase (decrease) in net assets resulting from operations	$(46,323)	$36,811	$75,161

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
14

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund		Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$3,823	$11,134	$8,403	$20,534
Net realized gain (loss)	54,905	11,778	171,842	19,408
Net change in unrealized appreciation (depreciation)	(27,086)	80,276	(68,197)	185,239
Increase (decrease) in net assets resulting from operations	31,642	103,188	112,048	225,181
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,523)	(2,518)	(80)	(1,594)
Class C	(22)	(31)	(4)	(30)
Class I	(5,352)	(10,433)	(653)	(16,620)
Class R6	(3,578)	(6,703)	(216)	(7,756)
Total dividends and distributions to shareholders	(10,475)	(19,685)	(953)	(26,000)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(9,945)	(46,730)	(21,153)	(48,373)
Class C	(308)	(874)	(2,068)	(5,781)
Class I	(77,604)	8,513	(132,228)	(296,355)
Class R6	(13,932)	(52,073)	(137,928)	(211,324)
Increase (decrease) in net assets from capital transactions	(101,789)	(91,164)	(293,377)	(561,833)
Net increase (decrease) in net assets	(80,622)	(7,661)	(182,282)	(362,652)
Net Assets
Beginning of period	729,051	736,712	2,194,554	2,557,206
End of Period	$648,429	$729,051	$2,012,272	$2,194,554
See Notes to Financial Statements
15

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund		SGA International Growth Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$477	$2,268	$1,392	$194
Net realized gain (loss)	6,194	30,468	182,196	(528)
Net change in unrealized appreciation (depreciation)	(4,210)	(13,764)	(229,911)	8,966
Increase (decrease) in net assets resulting from operations	2,461	18,972	(46,323)	8,632
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(286)	(4,113)	(11)	(10)
Class C	(7)	(103)	(—)(a)	—
Class I	(313)	(5,747)	(31)	(184)
Class R6	(354)	(4,837)	(3)	(26)
Total dividends and distributions to shareholders	(960)	(14,800)	(45)	(220)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,001)	(408)	139,540	(1,018)
Class C	(42)	(71)	3,728	—
Class I	(2,424)	(127,485)	334,126	29,731
Class R6	881	(27,023)	24,621	3,519
Increase (decrease) in net assets from capital transactions	(3,586)	(154,987)	502,015	32,232
Net increase (decrease) in net assets	(2,085)	(150,815)	455,647	40,644
Net Assets
Beginning of period	100,149	250,964	79,000	38,356
End of Period	$98,064	$100,149	$534,647	$79,000

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements
16

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Silvant Large-Cap Growth Stock Fund		Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(307)	$(578)	$(2,735)	$(4,501)
Net realized gain (loss)	689	5,178	12,170	(2,649)
Net change in unrealized appreciation (depreciation)	36,429	40,560	65,726	216,476
Increase (decrease) in net assets resulting from operations	36,811	45,160	75,161	209,326
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(830)	(3,851)	—	—
Class I	(169)	(598)	—	—
Class R6	(56)	(6)	—	—
Total dividends and distributions to shareholders	(1,055)	(4,455)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,236)	(3,574)	(19,124)	(14,642)
Class I	11,193	13,665	(47,206)	15,918
Class R6	14,137	132	6,056	7,077
Increase (decrease) in net assets from capital transactions	23,094	10,223	(60,274)	8,353
Net increase (decrease) in net assets	58,850	50,928	14,887	217,679
Net Assets
Beginning of period	139,364	88,436	535,665	317,986
End of Period	$198,214	$139,364	$550,552	$535,665
See Notes to Financial Statements
17

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)

Ceredex Large-Cap Value Equity Fund
Class A
1/1/24 to 6/30/24(7)	$10.75	0.04	0.43	0.47	—	(0.18)	(0.18)	—	0.29	$11.04	4.33%	$97,020	1.24%	1.28%	0.76%	51%
1/1/23 to 12/31/23	9.62	0.11	1.28	1.39	(0.15)	(0.11)	(0.26)	—	1.13	10.75	14.57	104,316	1.24	1.27	1.12	132
1/1/22 to 12/31/22	12.54	0.07	(1.90)	(1.83)	(0.11)	(0.98)	(1.09)	— (8)	(2.92)	9.62	(14.34)	138,781	1.26 (9)	1.28	0.64	146
1/1/21 to 12/31/21	13.29	0.08	3.15	3.23	(0.10)	(3.88)	(3.98)	—	(0.75)	12.54	25.24	195,762	1.24 (10)(11)	1.24	0.55	159
1/1/20 to 12/31/20	13.70	0.13	0.21	0.34	(0.14)	(0.61)	(0.75)	—	(0.41)	13.29	3.47	185,257	1.24	1.27	1.07	193
1/1/19 to 12/31/19	11.21	0.13	3.30	3.43	(0.17)	(0.77)	(0.94)	—	2.49	13.70	30.56	206,528	1.24	1.29	1.04	118
Class C
1/1/24 to 6/30/24(7)	$10.23	0.01	0.41	0.42	—	(0.18)	(0.18)	—	0.24	$10.47	4.06%	$1,309	1.72%	2.06%	0.28%	51%
1/1/23 to 12/31/23	9.14	0.06	1.20	1.26	(0.06)	(0.11)	(0.17)	—	1.09	10.23	13.95	1,581	1.72	2.02	0.61	132
1/1/22 to 12/31/22	11.95	0.02	(1.80)	(1.78)	(0.05)	(0.98)	(1.03)	— (8)	(2.81)	9.14	(14.64)	2,277	1.73 (9)	1.96	0.16	146
1/1/21 to 12/31/21	12.82	0.01	3.02	3.03	(0.02)	(3.88)	(3.90)	—	(0.87)	11.95	24.57	3,294	1.72	1.92	0.06	159
1/1/20 to 12/31/20	13.26	0.07	0.19	0.26	(0.09)	(0.61)	(0.70)	—	(0.44)	12.82	2.98	4,486	1.72	1.94	0.61	193
1/1/19 to 12/31/19	10.86	0.06	3.20	3.26	(0.09)	(0.77)	(0.86)	—	2.40	13.26	30.00	5,531	1.72	1.94	0.51	118
Class I
1/1/24 to 6/30/24(7)	$11.04	0.06	0.44	0.50	—	(0.18)	(0.18)	—	0.32	$11.36	4.48%	$313,794	0.97%	1.16%	1.03%	51%
1/1/23 to 12/31/23	9.86	0.14	1.31	1.45	(0.16)	(0.11)	(0.27)	—	1.18	11.04	14.87	380,748	0.97	1.12	1.42	132
1/1/22 to 12/31/22	12.79	0.10	(1.93)	(1.83)	(0.12)	(0.98)	(1.10)	— (8)	(2.93)	9.86	(14.07)	327,199	0.98 (9)	1.08	0.88	146
1/1/21 to 12/31/21	13.50	0.12	3.20	3.32	(0.15)	(3.88)	(4.03)	—	(0.71)	12.79	25.48	632,220	0.97	1.00	0.82	159
1/1/20 to 12/31/20	13.88	0.16	0.22	0.38	(0.15)	(0.61)	(0.76)	—	(0.38)	13.50	3.76	594,834	0.97	1.03	1.33	193
1/1/19 to 12/31/19	11.34	0.17	3.34	3.51	(0.20)	(0.77)	(0.97)	—	2.54	13.88	30.94	668,846	0.97	1.04	1.30	118
Class R6
1/1/24 to 6/30/24(7)	$11.17	0.07	0.45	0.52	—	(0.18)	(0.18)	—	0.34	$11.51	4.61%	$236,306	0.72%	0.89%	1.27%	51%
1/1/23 to 12/31/23	9.99	0.17	1.32	1.49	(0.20)	(0.11)	(0.31)	—	1.18	11.17	15.09	242,406	0.72	0.87	1.65	132
1/1/22 to 12/31/22	12.96	0.13	(1.96)	(1.83)	(0.16)	(0.98)	(1.14)	— (8)	(2.97)	9.99	(13.85)	268,455	0.73 (9)	0.87	1.14	146
1/1/21 to 12/31/21	13.61	0.16	3.23	3.39	(0.16)	(3.88)	(4.04)	—	(0.65)	12.96	25.85	406,381	0.72	0.83	1.05	159
1/1/20 to 12/31/20	13.96	0.19	0.23	0.42	(0.16)	(0.61)	(0.77)	—	(0.35)	13.61	4.03	511,344	0.72	0.86	1.57	193
1/1/19 to 12/31/19	11.39	0.21	3.36	3.57	(0.23)	(0.77)	(1.00)	—	2.57	13.96	31.33	404,305	0.72	0.85	1.55	118

Ceredex Mid-Cap Value Equity Fund
Class A
1/1/24 to 6/30/24(7)	$11.52	0.03	0.57	0.60	(0.01)	—	(0.01)	—	0.59	$12.11	5.17%	$163,008	1.30% (11)	1.30%	0.49%	68%
1/1/23 to 12/31/23	10.51	0.06	1.06	1.12	(0.11)	—	(0.11)	—	1.01	11.52	10.63	175,541	1.29 (11)	1.29	0.56	140
1/1/22 to 12/31/22	13.14	0.05	(1.98)	(1.93)	(0.07)	(0.63)	(0.70)	—	(2.63)	10.51	(14.22)	208,364	1.29 (9)(11)	1.29	0.45	166
1/1/21 to 12/31/21	12.15	0.01	3.42	3.43	—	(2.44)	(2.44)	—	0.99	13.14	28.73	280,185	1.28 (11)	1.28	0.05	157
1/1/20 to 12/31/20	12.69	0.07	(0.31)	(0.24)	(0.09)	(0.21)	(0.30)	—	(0.54)	12.15	(1.52)	282,186	1.31 (11)	1.31	0.66	179
1/1/19 to 12/31/19	10.11	0.09	3.21	3.30	(0.10)	(0.62)	(0.72)	—	2.58	12.69	32.63	362,322	1.34 (10)(11)	1.30	0.73	121
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
18

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
Ceredex Mid-Cap Value Equity Fund (Continued)
Class C
1/1/24 to 6/30/24(7)	$11.06	— (8)	0.54	0.54	(0.01)	—	(0.01)	—	0.53	$11.59	4.84%	$7,153	1.76%	2.00%	0.02%	68%
1/1/23 to 12/31/23	10.08	0.01	1.01	1.02	(0.04)	—	(0.04)	—	0.98	11.06	10.10	8,833	1.76	1.91	0.07	140
1/1/22 to 12/31/22	12.63	(0.01)	(1.89)	(1.90)	(0.02)	(0.63)	(0.65)	—	(2.55)	10.08	(14.62)	13,743	1.80 (9)	2.01	(0.12)	166
1/1/21 to 12/31/21	11.82	(0.06)	3.31	3.25	—	(2.44)	(2.44)	—	0.81	12.63	28.01	26,690	1.79	1.97	(0.46)	157
1/1/20 to 12/31/20	12.36	0.02	(0.30)	(0.28)	(0.05)	(0.21)	(0.26)	—	(0.54)	11.82	(1.88)	31,476	1.79	1.98	0.20	179
1/1/19 to 12/31/19	9.84	0.03	3.13	3.16	(0.02)	(0.62)	(0.64)	—	2.52	12.36	32.08	45,867	1.79	1.95	0.26	121
Class I
1/1/24 to 6/30/24(7)	$11.80	0.05	0.57	0.62	(0.01)	—	(0.01)	—	0.61	$12.41	5.22%	$1,382,781	1.03% (11)	1.03%	0.77%	68%
1/1/23 to 12/31/23	10.76	0.09	1.09	1.18	(0.14)	—	(0.14)	—	1.04	11.80	10.97	1,441,449	1.02 (11)	1.02	0.85	140
1/1/22 to 12/31/22	13.41	0.08	(2.01)	(1.93)	(0.09)	(0.63)	(0.72)	—	(2.65)	10.76	(13.92)	1,608,611	1.02 (9)(11)	1.02	0.70	166
1/1/21 to 12/31/21	12.37	0.05	3.48	3.53	(0.05)	(2.44)	(2.49)	—	1.04	13.41	28.99	2,383,753	1.00 (11)	1.00	0.34	157
1/1/20 to 12/31/20	12.89	0.10	(0.31)	(0.21)	(0.10)	(0.21)	(0.31)	—	(0.52)	12.37	(1.20)	2,135,663	1.04 (11)	1.04	0.92	179
1/1/19 to 12/31/19	10.25	0.13	3.26	3.39	(0.13)	(0.62)	(0.75)	—	2.64	12.89	33.08	2,469,800	1.04 (11)	1.04	1.04	121
Class R6
1/1/24 to 6/30/24(7)	$11.86	0.06	0.58	0.64	(0.01)	—	(0.01)	—	0.63	$12.49	5.36%	$459,330	0.79%	0.88%	0.98%	68%
1/1/23 to 12/31/23	10.81	0.12	1.09	1.21	(0.16)	—	(0.16)	—	1.05	11.86	11.21	568,731	0.79	0.87	1.06	140
1/1/22 to 12/31/22	13.48	0.11	(2.03)	(1.92)	(0.12)	(0.63)	(0.75)	—	(2.67)	10.81	(13.76)	726,488	0.80 (9)	0.88	0.94	166
1/1/21 to 12/31/21	12.42	0.08	3.50	3.58	(0.08)	(2.44)	(2.52)	—	1.06	13.48	29.34	999,171	0.79	0.85	0.54	157
1/1/20 to 12/31/20	12.92	0.13	(0.31)	(0.18)	(0.11)	(0.21)	(0.32)	—	(0.50)	12.42	(0.97)	773,153	0.79	0.88	1.16	179
1/1/19 to 12/31/19	10.27	0.16	3.26	3.42	(0.15)	(0.62)	(0.77)	—	2.65	12.92	33.31	820,153	0.79	0.87	1.28	121

Ceredex Small-Cap Value Equity Fund
Class A
1/1/24 to 6/30/24(7)	$7.03	0.02	0.14	0.16	—	(0.08)	(0.08)	—	0.08	$7.11	2.22%	$27,346	1.46%	1.57%	0.64%	37%
1/1/23 to 12/31/23	7.15	0.07	0.92	0.99	(0.27)	(0.84)	(1.11)	—	(0.12)	7.03	14.30	29,003	1.45	1.46	0.91	94
1/1/22 to 12/31/22	9.88	0.05	(1.11)	(1.06)	(0.06)	(1.61)	(1.67)	—	(2.73)	7.15	(10.31)	29,680	1.47 (9)	1.50	0.52	73
1/1/21 to 12/31/21	9.31	0.04	2.41	2.45	(0.09)	(1.79)	(1.88)	—	0.57	9.88	26.91	53,388	1.45 (12)	1.46	0.39	69
1/1/20 to 12/31/20	9.38	0.02	0.02	0.04	(0.03)	(0.08)	(0.11)	—	(0.07)	9.31	0.62	54,984	1.48 (11)	1.48	0.29	69
1/1/19 to 12/31/19	8.45	0.09	1.37	1.46	(0.14)	(0.39)	(0.53)	—	0.93	9.38	17.21	70,847	1.47 (11)	1.47	0.99	42
Class C
1/1/24 to 6/30/24(7)	$5.41	0.01	0.11	0.12	—	(0.08)	(0.08)	—	0.04	$5.45	2.14%	$509	1.81%	2.33%	0.29%	37%
1/1/23 to 12/31/23	5.75	0.03	0.74	0.77	(0.27)	(0.84)	(1.11)	—	(0.34)	5.41	13.95	548	1.80	2.15	0.53	94
1/1/22 to 12/31/22	8.38	0.01	(0.94)	(0.93)	(0.09)	(1.61)	(1.70)	—	(2.63)	5.75	(10.67)	646	1.83 (9)	2.28	0.19	73
1/1/21 to 12/31/21	8.11	0.01	2.08	2.09	(0.03)	(1.79)	(1.82)	—	0.27	8.38	26.42	987	1.84 (12)	2.20	0.06	69
1/1/20 to 12/31/20	8.19	(0.01)	0.01	—	—	(0.08)	(0.08)	—	(0.08)	8.11	0.23	2,410	1.90 (12)	2.19	(0.19)	69
1/1/19 to 12/31/19	7.41	0.05	1.19	1.24	(0.07)	(0.39)	(0.46)	—	0.78	8.19	16.66	5,457	1.90	2.14	0.61	42
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
19

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
Ceredex Small-Cap Value Equity Fund (Continued)
Class I
1/1/24 to 6/30/24(7)	$7.86	0.04	0.16	0.20	—	(0.08)	(0.08)	—	0.12	$7.98	2.49%	$33,421	1.15%	1.32%	0.96%	37%
1/1/23 to 12/31/23	7.66	0.09	1.00	1.09	(0.05)	(0.84)	(0.89)	—	0.20	7.86	14.70	35,343	1.14	1.22	1.11	94
1/1/22 to 12/31/22	10.48	0.08	(1.18)	(1.10)	(0.11)	(1.61)	(1.72)	—	(2.82)	7.66	(10.09)	159,199	1.17 (9)	1.25	0.83	73
1/1/21 to 12/31/21	9.77	0.08	2.53	2.61	(0.11)	(1.79)	(1.90)	—	0.71	10.48	27.20	282,308	1.18 (12)	1.20	0.68	69
1/1/20 to 12/31/20	9.83	0.04	0.03	0.07	(0.05)	(0.08)	(0.13)	—	(0.06)	9.77	0.91	332,391	1.21 (12)	1.21	0.55	69
1/1/19 to 12/31/19	8.83	0.13	1.42	1.55	(0.16)	(0.39)	(0.55)	—	1.00	9.83	17.58	460,284	1.20 (11)	1.20	1.26	42
Class R6
1/1/24 to 6/30/24(7)	$7.68	0.05	0.16	0.21	—	(0.08)	(0.08)	—	0.13	$7.81	2.68%	$36,788	0.88%	1.15%	1.22%	37%
1/1/23 to 12/31/23	7.69	0.12	1.00	1.12	(0.29)	(0.84)	(1.13)	—	(0.01)	7.68	14.97	35,255	0.87	1.06	1.47	94
1/1/22 to 12/31/22	10.48	0.10	(1.17)	(1.07)	(0.11)	(1.61)	(1.72)	—	(2.79)	7.69	(9.79)	61,439	0.89 (9)	1.06	1.06	73
1/1/21 to 12/31/21	9.79	0.11	2.54	2.65	(0.17)	(1.79)	(1.96)	—	0.69	10.48	27.61	129,173	0.88	1.03	0.94	69
1/1/20 to 12/31/20	9.84	0.10	— (8)	0.10	(0.07)	(0.08)	(0.15)	—	(0.05)	9.79	1.19	89,961	0.88	1.05	1.19	69
2/26/19(13) to 12/31/19	10.04	0.15	0.22	0.37	(0.18)	(0.39)	(0.57)	—	(0.20)	9.84	3.69	16,798	0.88	1.04	1.83	42 (14)

SGA International Growth Fund
Class A
1/1/24 to 6/30/24(7)	$9.41	0.02	(0.59)	(0.57)	— (8)	—	— (8)	—	(0.57)	$8.84	(6.05) %	$136,250	1.30%	1.40%	0.55%	148% (15)
1/1/23 to 12/31/23	8.05	0.01	1.36	1.37	—	(0.01)	(0.01)	—	1.36	9.41	17.05	7,708	1.32	1.57	0.09	10
1/1/22 to 12/31/22	10.45	(0.02)	(1.94)	(1.96)	—	(0.44)	(0.44)	—	(2.40)	8.05	(18.42)	7,530	1.33 (9)	1.62	(0.20)	36
1/1/21 to 12/31/21	10.42	(0.04)	0.90	0.86	—	(0.83)	(0.83)	—	0.03	10.45	8.36	7,129	1.32	1.55	(0.39)	44
1/1/20 to 12/31/20	10.50	(0.03)	2.02	1.99	—	(2.07)	(2.07)	—	(0.08)	10.42	22.86	6,917	1.41 (9)(12)	1.60	(0.36)	53
1/1/19 to 12/31/19	10.95	(0.02)	2.92	2.90	—	(3.35)	(3.35)	—	(0.45)	10.50	28.28	6,376	1.46 (9)(12)(16)	1.52	(0.20)	147 (17)
Class C
3/8/2024(13) to 6/30/24(7)	$9.98	— (8)	(0.74)	(0.74)	— (8)	—	— (8)	—	(0.74)	$9.24	(7.41) %	$3,412	2.04% (11)	2.04%	(0.16) %	148% (14)(15)
Class I
1/1/24 to 6/30/24(7)	$9.77	0.03	(0.61)	(0.58)	— (8)	—	— (8)	—	(0.58)	$9.19	(5.93) %	$366,838	1.05%	1.19%	0.73%	148% (15)
1/1/23 to 12/31/23	8.36	0.03	1.41	1.44	(0.02)	(0.01)	(0.03)	—	1.41	9.77	17.25	64,471	1.07	1.32	0.37	10
1/1/22 to 12/31/22	10.80	— (8)	(2.00)	(2.00)	—	(0.44)	(0.44)	—	(2.44)	8.36	(18.19)	28,164	1.08 (9)	1.37	0.03	36
1/1/21 to 12/31/21	10.72	(0.02)	0.93	0.91	—	(0.83)	(0.83)	—	0.08	10.80	8.59	39,493	1.07	1.29	(0.14)	44
1/1/20 to 12/31/20	10.71	(0.01)	2.09	2.08	—	(2.07)	(2.07)	—	0.01	10.72	23.28	40,249	1.16 (9)(12)	1.35	(0.13)	53
1/1/19 to 12/31/19	11.13	— (8)	2.97	2.97	(0.04)	(3.35)	(3.39)	—	(0.42)	10.71	28.49	35,641	1.25 (9)(12)(16)	1.30	0.01	147 (17)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
20

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
SGA International Growth Fund (Continued)
Class R6
1/1/24 to 6/30/24(7)	$9.85	0.04	(0.62)	(0.58)	— (8)	—	— (8)	—	(0.58)	$9.27	(5.88) %	$28,147	0.95%	1.04%	0.81%	148% (15)
1/1/23 to 12/31/23	8.42	0.04	1.43	1.47	(0.03)	(0.01)	(0.04)	—	1.43	9.85	17.53	6,821	0.95	1.18	0.45	10
1/1/22 to 12/31/22	10.87	0.01	(2.02)	(2.01)	—	(0.44)	(0.44)	—	(2.45)	8.42	(18.17)	2,662	0.97 (9)	1.26	0.16	36
1/1/21 to 12/31/21	10.77	— (8)	0.93	0.93	—	(0.83)	(0.83)	—	0.10	10.87	8.74	2,058	0.95	1.19	(0.03)	44
1/1/20 to 12/31/20	10.74	— (8)	2.10	2.10	—	(2.07)	(2.07)	—	0.03	10.77	23.41	831	1.07 (9)(12)	1.25	0.05	53
1/1/19 to 12/31/19	11.15	— (8)	2.99	2.99	(0.05)	(3.35)	(3.40)	—	(0.41)	10.74	28.59	48	1.16 (9)(12)(16)	1.25	(0.02)	147 (17)

Silvant Large-Cap Growth Stock Fund
Class A
1/1/24 to 6/30/24(7)	$6.71	(0.02)	1.65	1.63	—	(0.05)	(0.05)	—	1.58	$8.29	24.30%	$133,772	1.03%	1.24%	(0.44) %	3%
1/1/23 to 12/31/23	4.67	(0.03)	2.31	2.28	—	(0.24)	(0.24)	—	2.04	6.71	48.98	110,076	1.24 (9)	1.27	(0.53)	17
1/1/22 to 12/31/22	7.12	(0.04)	(2.05)	(2.09)	—	(0.36)	(0.36)	—	(2.45)	4.67	(29.42)	79,935	1.24 (9)	1.27	(0.66)	3
1/1/21 to 12/31/21	6.50	(0.05)	1.55	1.50	—	(0.88)	(0.88)	—	0.62	7.12	23.74	123,191	1.23	1.24	(0.75)	5
1/1/20 to 12/31/20	5.37	(0.03)	1.91	1.88	—	(0.75)	(0.75)	—	1.13	6.50	35.90	110,884	1.23	1.27	(0.49)	13
1/1/19 to 12/31/19	4.60	(0.01)	1.55	1.54	—	(0.77)	(0.77)	—	0.77	5.37	33.95	92,556	1.23	1.26	(0.25)	15
Class I
1/1/24 to 6/30/24(7)	$11.71	(0.01)	2.89	2.88	—	(0.05)	(0.05)	—	2.83	$14.54	24.60%	$48,271	0.77%	1.03%	(0.18) %	3%
1/1/23 to 12/31/23	8.01	(0.03)	3.97	3.94	—	(0.24)	(0.24)	—	3.70	11.71	49.28	28,986	0.98 (9)	1.08	(0.29)	17
1/1/22 to 12/31/22	11.82	(0.04)	(3.41)	(3.45)	—	(0.36)	(0.36)	—	(3.81)	8.01	(29.23)	8,399	0.98 (9)	1.08	(0.41)	3
1/1/21 to 12/31/21	10.28	(0.05)	2.47	2.42	—	(0.88)	(0.88)	—	1.54	11.82	23.97	13,693	0.97	1.06	(0.48)	5
1/1/20 to 12/31/20	8.12	(0.02)	2.93	2.91	—	(0.75)	(0.75)	—	2.16	10.28	36.43	15,093	0.97	1.09	(0.23)	13
1/1/19 to 12/31/19	6.63	— (8)	2.26	2.26	—	(0.77)	(0.77)	—	1.49	8.12	34.41	15,720	0.97	1.12	0.01	15
Class R6
1/1/24 to 6/30/24(7)	$11.91	(0.01)	2.94	2.93	—	(0.05)	(0.05)	—	2.88	$14.79	24.61%	$16,171	0.72%	0.92%	(0.18) %	3%
1/1/23 to 12/31/23	8.14	(0.02)	4.03	4.01	—	(0.24)	(0.24)	—	3.77	11.91	49.35	302	0.91 (9)	0.96	(0.20)	17
1/1/22 to 12/31/22	11.98	(0.03)	(3.45)	(3.48)	—	(0.36)	(0.36)	—	(3.84)	8.14	(29.08)	102	0.91 (9)	0.94	(0.35)	3
1/1/21 to 12/31/21	10.40	(0.05)	2.51	2.46	—	(0.88)	(0.88)	—	1.58	11.98	24.08	2,237	0.90	0.91	(0.42)	5
1/1/20 to 12/31/20	8.21	(0.01)	2.95	2.94	—	(0.75)	(0.75)	—	2.19	10.40	36.39	348	0.90	0.96	(0.16)	13
1/1/19 to 12/31/19	6.69	0.01	2.28	2.29	—	(0.77)	(0.77)	—	1.52	8.21	34.57	165	0.90	0.98	0.08	15
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
21

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)

Zevenbergen Innovative Growth Stock Fund
Class A
1/1/24 to 6/30/24(7)	$39.57	(0.25)	6.03	5.78	—	—	—	—	5.78	$45.35	14.61%	$126,060	1.25%	1.36%	(1.19) %	8%
1/1/23 to 12/31/23	23.96	(0.39)	16.00	15.61	—	—	—	—	15.61	39.57	65.15	127,623	1.24	1.37	(1.17)	20
1/1/22 to 12/31/22	56.07	(0.43)	(30.57)	(31.00)	—	(1.11)	(1.11)	—	(32.11)	23.96	(55.42)	87,437	1.27 (9)	1.40	(1.26)	17
1/1/21 to 12/31/21	62.40	(0.75)	(5.58)	(6.33)	—	—	—	—	(6.33)	56.07	(10.14)	266,661	1.25	1.32	(1.24)	53
1/1/20 to 12/31/20	28.48	(0.55)	34.47	33.92	—	—	—	—	33.92	62.40	119.10	335,809	1.25	1.33	(1.18)	33
1/1/19 to 12/31/19	20.83	(0.32)	7.97	7.65	—	—	—	—	7.65	28.48	36.73	46,655	1.26 (18)	1.41	(1.20)	91
Class I
1/1/24 to 6/30/24(7)	$42.72	(0.22)	6.52	6.30	—	—	—	—	6.30	$49.02	14.75%	$391,828	1.00%	1.10%	(0.94) %	8%
1/1/23 to 12/31/23	25.80	(0.33)	17.25	16.92	—	—	—	—	16.92	42.72	65.58	386,061	0.99	1.09	(0.92)	20
1/1/22 to 12/31/22	60.05	(0.37)	(32.77)	(33.14)	—	(1.11)	(1.11)	—	(34.25)	25.80	(55.31)	221,530	1.02 (9)	1.16	(1.01)	17
1/1/21 to 12/31/21	66.67	(0.64)	(5.98)	(6.62)	—	—	—	—	(6.62)	60.05	(9.93)	823,212	1.00	1.05	(0.99)	53
1/1/20 to 12/31/20	30.35	(0.47)	36.79	36.32	—	—	—	—	36.32	66.67	119.67	1,037,368	1.00	1.07	(0.93)	33
1/1/19 to 12/31/19	22.15	(0.26)	8.46	8.20	—	—	—	—	8.20	30.35	37.02	90,136	1.01 (18)	1.15	(0.94)	91
Class R6
1/1/24 to 6/30/24(7)	$42.86	(0.19)	6.54	6.35	—	—	—	—	6.35	$49.21	14.82%	$32,664	0.90%	0.98%	(0.84) %	8%
1/1/23 to 12/31/23	25.86	(0.30)	17.30	17.00	—	—	—	—	17.00	42.86	65.74	21,981	0.89	0.98	(0.82)	20
1/1/22 to 12/31/22	60.12	(0.32)	(32.83)	(33.15)	—	(1.11)	(1.11)	—	(34.26)	25.86	(55.26)	9,019	0.92 (9)	1.01	(0.91)	17
1/1/21 to 12/31/21	66.67	(0.58)	(5.97)	(6.55)	—	—	—	—	(6.55)	60.12	(9.82)	17,098	0.90	0.95	(0.90)	53
10/20/20(13) to 12/31/20	58.00	(0.10)	8.77	8.67	—	—	—	—	8.67	66.67	14.95	115	0.90	1.03	(0.83)	33 (14)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
22

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Unaudited.
(8)	Amount is less than $0.005 per share.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	See Note 3D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(11)	The share class is currently under its expense limitation.
(12)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(13)	Inception date.
(14)	Portfolio turnover is representative of the Fund for the entire period.
(15)	The Fund’s portfolio turnover rate increased substantially during the period due to post Fund merger activity.
(16)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2019 were 1.45% (Class A), 1.24% (Class I) and 1.15% (Class R6).
(17)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Fund’s subadviser and associated repositioning.
(18)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2019 were 1.25% (Class A) and 1.00% (Class I).
See Notes to Financial Statements
23

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2024
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 14 funds of the Trust are offered for sale, of which 6 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and each Fund (other than the Virtus Silvant Large-Cap Growth Stock Fund) is diversified. The Virtus Silvant Large-Cap Growth Stock Fund is non-diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares. Class C shares are offered by the Ceredex Large Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund, Ceredex Small-Cap Value Equity Fund and SGA International Growth Fund. Class R6 shares are offered by the Ceredex Large-Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund, Ceredex Small-Cap Value Equity Fund, SGA International Growth Fund, Silvant Large-Cap Growth Stock Fund, and Zevenbergen Innovative Growth Stock Fund.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities,
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June 30, 2024
disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three
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June 30, 2024
years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of June 30, 2024 none of the Funds were lending under the agreement with BNY.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75
Ceredex Small-Cap Value Equity Fund	0.85
SGA International Growth Fund	0.85
Silvant Large-Cap Growth Stock Fund	0.70
Zevenbergen Innovative Growth Stock Fund	0.80
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
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June 30, 2024
        First $500 million = none — no discount from full fee
        Next $500 million = 5% discount from full fee
        Next $4 billion = 10% discount from full fee
        Over $5 billion = 15% discount from full fee
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Ceredex Large-Cap Value Equity Fund	Ceredex(1)
Ceredex Mid-Cap Value Equity Fund	Ceredex(1)
Ceredex Small-Cap Value Equity Fund	Ceredex(1)
SGA International Growth Fund	SGA(2)
Silvant Large-Cap Growth Stock Fund	Silvant(3)
Zevenbergen Innovative Growth Stock Fund	Zevenbergen(4)
(1)	Ceredex Value Advisors LLC (“Ceredex”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2025, except as noted below. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Ceredex Large-Cap Value Equity Fund	1.24%	1.72%	0.97%	0.72%
Ceredex Mid-Cap Value Equity Fund	1.35	1.76	1.05	0.79
Ceredex Small-Cap Value Equity Fund	1.46	1.81	1.15	0.88
SGA International Growth Fund	1.30(1)	2.05(1)	1.05(1)	0.95
Silvant Large-Cap Growth Stock Fund	1.03(2)	N/A	0.77(2)	0.72(2)
Zevenbergen Innovative Growth Stock Fund	1.25	N/A	1.00	0.90
(1)	Effective March 8, 2024 through April 30, 2025. For the period January 1, 2024 through March 7, 2024, the expense caps were as follows for Class A shares and Class I shares, respectively: 1.32% and 1.07%.
(2)	Effective January 1, 2024 through April 30, 2025. For the period January 1, 2023 through December 31, 2023, the expense caps were as follows for Class A shares, Class I shares, and Class R6 shares, respectively: 1.23%, 0.97%, and 0.90%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Fund	2024	2025	2026	2027	Total
Ceredex Large-Cap Value Equity Fund
Class A	$ 21	$ 52	$ 40	$ 18	$ 131
Class C	4	6	6	2	18
Class I	116	410	653	333	1,512
Class R6	253	444	374	206	1,277
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June 30, 2024
	Expiration
Fund	2024	2025	2026	2027	Total
Ceredex Mid-Cap Value Equity Fund
Class C	$27	$39	$16	$10	$92
Class R6	281	587	544	228	1,640
Ceredex Small-Cap Value Equity Fund
Class A	—	13	4	15	32
Class C	2	4	2	1	9
Class I	33	157	107	28	325
Class R6	89	153	82	49	373
SGA International Growth Fund
Class A	9	17	18	47	91
Class I	51	89	113	198	451
Class R6	2	6	10	14	32
Silvant Large-Cap Growth Stock Fund
Class A	8	24	25	128	185
Class I	6	9	25	49	89
Class R6	— (1)	1	— (1)	10	11
Zevenbergen Innovative Growth Stock Fund
Class A	146	191	150	69	556
Class I	352	547	327	185	1,411
Class R6	3	11	11	13	38

During the six months ended June 30, 2024, the Adviser recaptured expenses previously waived for the following Fund:
Fund	Class A	Class C	Class R6	Total
Ceredex Large-Cap Value Equity Fund	$1	$—	$—	$1
SGA International Growth Fund	—	—	1	1

(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2024, it retained net commissions of $15 for Class A shares and CDSC of $—(1) and $—(1) for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2024, the Funds incurred administration fees totaling $1,913 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2024, the Funds incurred transfer agent fees totaling $857 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
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June 30, 2024
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2024.
I.	Trustee Fee
For the six months ended June 30, 2024, the Funds incurred independent Trustee’s fees totaling $160 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended June 30, 2024, were as follows:
	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$351,862	$462,163
Ceredex Mid-Cap Value Equity Fund	1,395,944	1,691,476
Ceredex Small-Cap Value Equity Fund	35,791	37,074
SGA International Growth Fund	536,773	638,768
Silvant Large-Cap Growth Stock Fund	20,862	5,274
Zevenbergen Innovative Growth Stock Fund	44,244	98,858
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended June 30, 2024.
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Ceredex Large-Cap Value Equity Fund				Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	371	$4,096	872	$8,606	673	$8,022	2,250	$23,963
Reinvestment of distributions	128	1,421	228	2,336	6	76	134	1,513
Shares repurchased and cross class conversions	(1,416)	(15,462)	(5,815)	(57,672)	(2,448)	(29,251)	(6,966)	(73,849)
Net Increase / (Decrease)	(917)	$(9,945)	(4,715)	$(46,730)	(1,769)	$(21,153)	(4,582)	$(48,373)
Class C
Shares sold and cross class conversions	3	$39	30	$283	12	$140	32	$332
Reinvestment of distributions	2	20	3	30	—(1)	4	3	30
Shares repurchased and cross class conversions	(35)	(367)	(128)	(1,187)	(194)	(2,212)	(600)	(6,143)
Net Increase / (Decrease)	(30)	$(308)	(95)	$(874)	(182)	$(2,068)	(565)	$(5,781)
Class I
Shares sold and cross class conversions	7,694	$87,011	31,238	$312,766	5,150	$63,024	14,939	$162,790
Reinvestment of distributions	468	5,327	990	10,368	52	645	1,422	16,406
Shares repurchased and cross class conversions	(15,027)	(169,942)	(30,910)	(314,621)	(15,975)	(195,897)	(43,633)	(475,551)
Net Increase / (Decrease)	(6,865)	$(77,604)	1,318	$8,513	(10,773)	$(132,228)	(27,272)	$(296,355)
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June 30, 2024
	Ceredex Large-Cap Value Equity Fund				Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	2,849	$31,903	5,020	$52,047	2,434	$29,738	8,783	$97,215
Reinvestment of distributions	309	3,559	615	6,577	16	196	619	7,173
Shares repurchased and cross class conversions	(4,329)	(49,394)	(10,809)	(110,697)	(13,637)	(167,862)	(28,633)	(315,712)
Net Increase / (Decrease)	(1,171)	$(13,932)	(5,174)	$(52,073)	(11,187)	$(137,928)	(19,231)	$(211,324)

	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	170	$1,196	351	$2,602	366	$3,313	161	$1,410
Shares issued-merger (See Note 12)	—	—	—	—	15,893	151,272	—	—
Reinvestment of distributions	40	285	589	4,103	1	11	1	10
Shares repurchased and cross class conversions	(493)	(3,482)	(966)	(7,113)	(1,662)	(15,056)	(278)	(2,438)
Net Increase / (Decrease)	(283)	$(2,001)	(26)	$(408)	14,598	$139,540	(116)	$(1,018)
Class C
Shares sold and cross class conversions	2	$11	26	$161	2	$25	—	$—
Shares issued-merger (See Note 12)	—	—	—	—	443	4,416	—	—
Reinvestment of distributions	1	7	19	103	—	—	—	—
Shares repurchased and cross class conversions	(11)	(60)	(56)	(335)	(76)	(713)	—	—
Net Increase / (Decrease)	(8)	$(42)	(11)	$(71)	369	$3,728	—	$—
Class I
Shares sold and cross class conversions	163	$1,281	1,809	$14,410	2,325	$21,933	4,504	$41,502
Shares issued-merger (See Note 12)	—	—	—	—	41,885	414,406	—	—
Reinvestment of distributions	39	308	737	5,689	3	29	19	182
Shares repurchased and cross class conversions	(510)	(4,013)	(18,818)	(147,584)	(10,907)	(102,242)	(1,298)	(11,953)
Net Increase / (Decrease)	(308)	$(2,424)	(16,272)	$(127,485)	33,306	$334,126	3,225	$29,731
30

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	661	$5,059	628	$5,009	310	$2,949	479	$4,484
Shares issued-merger (See Note 12)	—	—	—	—	4,366	43,554	—	—
Reinvestment of distributions	46	354	634	4,824	—(1)	2	3	26
Shares repurchased and cross class conversions	(584)	(4,532)	(4,659)	(36,856)	(2,333)	(21,884)	(106)	(991)
Net Increase / (Decrease)	123	$881	(3,397)	$(27,023)	2,343	$24,621	376	$3,519

	Silvant Large-Cap Growth Stock Fund				Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	383	$2,796	444	$2,734	219	$9,302	644	$21,562
Reinvestment of distributions	97	817	576	3,789	—	—	—	—
Shares repurchased and cross class conversions	(764)	(5,849)	(1,725)	(10,097)	(665)	(28,426)	(1,069)	(36,204)
Net Increase / (Decrease)	(284)	$(2,236)	(705)	$(3,574)	(446)	$(19,124)	(425)	$(14,642)
Class I
Shares sold and cross class conversions	1,379	$18,083	2,972	$30,033	895	$41,462	3,516	$125,466
Reinvestment of distributions	11	164	50	573	—	—	—	—
Shares repurchased and cross class conversions	(545)	(7,054)	(1,596)	(16,941)	(1,940)	(88,668)	(3,066)	(109,548)
Net Increase / (Decrease)	845	$11,193	1,426	$13,665	(1,045)	$(47,206)	450	$15,918
Class R6
Shares sold and cross class conversions	1,093	$14,488	25	$260	263	$11,314	282	$11,274
Reinvestment of distributions	4	56	—(1)	6	—	—	—	—
Shares repurchased and cross class conversions	(29)	(407)	(12)	(134)	(112)	(5,258)	(118)	(4,197)
Net Increase / (Decrease)	1,068	$14,137	13	$132	151	$6,056	164	$7,077
(1)	Amount is less than 500 shares (not in thousands).

31

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 6. 10% Shareholders
As of June 30, 2024, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Ceredex Large-Cap Value Equity Fund	6%	2
Ceredex Mid-Cap Value Equity Fund	36	1
Ceredex Small-Cap Value Equity Fund	37	2
SGA International Growth Fund	33	2
Silvant Large-Cap Growth Stock Fund	45	1
Zevenbergen Innovative Growth Stock Fund	28	2
*	None of the accounts are affiliated.
Note 7. Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2024, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Ceredex Large-Cap Value Equity Fund	Industrials	27%
Silvant Large-Cap Growth Stock Fund	Information Technology	46
Zevenbergen Innovative Growth Stock Fund	Information Technology	37
Zevenbergen Innovative Growth Stock Fund	Consumer Discretionary	26
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2024, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, and as amended, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit agreement (“Credit Agreement”), with a commercial bank. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a Secured Overnight Funding Rate (‘‘SOFR”) or the Fed Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Credit Agreement expires on July 6, 2024.
32

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Subsequent to the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds.
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Ceredex Large-Cap Value Equity Fund	$2	$6,600	6.43%	2
Zevenbergen Innovative Growth Stock Fund	6	5,450	6.41	6
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ceredex Large-Cap Value Equity Fund	$ 567,620	$ 72,754	$ (13,761)	$ 58,993
Ceredex Mid-Cap Value Equity Fund	1,806,168	167,155	(35,569)	131,586
Ceredex Small-Cap Value Equity Fund	89,344	10,137	(2,562)	7,575
SGA International Growth Fund	542,698	33,331	(44,528)	(11,197)
Silvant Large-Cap Growth Stock Fund	67,212	129,785	(2,948)	126,837
Zevenbergen Innovative Growth Stock Fund	271,301	296,427	(18,744)	277,683
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Ceredex Mid-Cap Value Equity Fund	$100,436	$—
SGA International Growth Fund	16	560
Zevenbergen Innovative Growth Stock Fund	84,171	59,608
Note 12. Reorganization
($ reported in thousands)
On November 15, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Vontobel Foreign Opportunities Fund, a series of the Virtus Opportunities Trust, (the “Acquired Fund), and the Virtus SGA International Growth Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Funds for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Funds. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Funds to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on March 8, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	5,679	15,893	151,272
Class C Shares	179	443	4,416
Class I Shares	15,408	41,885	414,406
Class R6 Shares	1,613	4,366	43,554
33

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$613,648	$206,883	$79,404
The net assets of the Acquiring Fund immediately following the acquisition were $693,052.
Assuming the acquisition had been completed on January 1, 2024, the SGA International Growth Fund’s pro-forma results of operations for the period ended June 30, 2024 would have been as follows:
Net investment income (loss)	$(169)(a)
Net realized and unrealized gain (loss) on investments	56,884 (b)
Net increase (decrease) in net assets resulting from operations	$56,715
(a) $1,392, as reported in the Statement of Operations, plus $(1,561) net investment loss from the Acquired Fund pre-merger.
(b) $(47,715), as reported in the Statements of Operations, plus $104,599 net realized and unrealized gain (loss) on investments from Acquired Fund pre-merger.
Because the Acquired Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since March 8, 2024.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
34

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VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8623	08-24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to item 7a

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/4/24

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date 9/4/24

*	Print the name and title of each signing officer under his or her signature.